UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

Artisan Partners Funds

2022

March 31, 2022

ARTISAN PARTNERS

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

As permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports are no longer being sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available online at https://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
3	Artisan Developing World Fund
4	Artisan Floating Rate Fund
7	Artisan Focus Fund
9	Artisan Global Discovery Fund
11	Artisan Global Equity Fund
13	Artisan Global Opportunities Fund
15	Artisan Global Unconstrained Fund
17	Artisan Global Value Fund
19	Artisan High Income Fund
24	Artisan International Fund
26	Artisan International Small-Mid Fund
29	Artisan International Value Fund
31	Artisan Mid Cap Fund
33	Artisan Mid Cap Value Fund
35	Artisan Select Equity Fund
37	Artisan Small Cap Fund
39	Artisan Sustainable Emerging Markets Fund
41	Artisan Value Fund
43	Artisan Value Income Fund

46	STATEMENTS OF ASSETS AND LIABILITIES

51	STATEMENTS OF OPERATIONS

56	STATEMENTS OF CHANGES IN NET ASSETS

66	FINANCIAL HIGHLIGHTS

83	NOTES TO FINANCIAL STATEMENTS

114	SHAREHOLDER EXPENSE EXAMPLE

120	STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

121	FACTORS CONSIDERED IN APPROVING ARTISAN FLOATING RATE FUND’S ADVISORY AGREEMENT

123	FACTORS CONSIDERED IN APPROVING ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND, ARTISAN GLOBAL UNCONSTRAINED FUND AND ARTISAN VALUE INCOME FUND’S ADVISORY AGREEMENT

126	FACTORS CONSIDERED IN APPROVING AN AMENDMENT TO ARTISAN SUSTAINABLE EMERGING MARKETS FUND’S ADVISORY AGREEMENT

127	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

127	PROXY VOTING POLICIES AND PROCEDURES

127	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%

Investment

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.
For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Investment abbreviations

ADR BUBOR GDR ICE JPM LIBOR NYRS PIK

American Depositary Receipt

Budapest Interbank Offered Rate

Global Depositary Receipt

Intercontinental Exchange

JPMorganChase Bank, N.A.

London Interbank Offered Rate

New York Registry Shares

Payment-In-Kind

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidatio preference.
PRIBOR SCB SOFR	Prague Interbank Offered Rate Standard Chartered Bank Secured Overnight Financing Rate

Currency abbreviations

CAD Canadian dollar CHF Swiss franc CZK Czech republic koruna EUR Euro HUF Hungarian forint ISK Icelandic krona JPY Japanese yen	KES Kenyan shilling KZT Kazakhstani tenge PLN Polish zloty UGX Ugandan shilling USD U.S. dollar UZS Uzbekistani som ZAR South African rand

2	Artisan Partners Funds

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.6%

BRAZIL - 6.3%
MercadoLibre, Inc.*	302	$359,794

CHINA - 24.2%
Aier Eye Hospital Group Co. Ltd., Class A(1)	19,267	94,930
Bilibili, Inc., ADR*	4,949	126,599
China Tourism Group Duty Free Corp. Ltd., Class A(1)	2,072	53,199
JD Health International, Inc.*(1)	16,248	98,860
Kweichow Moutai Co. Ltd., Class A(1)	683	184,272
Meituan, Class B*(1)	14,619	288,083
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	2,508	121,086
Tencent Holdings Ltd.(1)	4,481	211,388
Wuxi Biologics Cayman, Inc.*(1)	17,580	142,610
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	1,274	63,315

		1,384,342
FRANCE - 4.5%
Hermes International(1)	47	66,620
LVMH Moet Hennessy Louis Vuitton SE(1)	266	189,068

		255,688
INDIA - 3.2%
HDFC Bank Ltd., ADR	3,010	184,629

NETHERLANDS - 8.1%
Adyen NV*(1)	140	276,771
ASML Holding NV, NYRS	281	187,535

		464,306
RUSSIA - 0.0%
Yandex NV, Class A*(1)(2)	1,677	–

TAIWAN - 6.2%
Sea Ltd., ADR*	2,944	352,675

UNITED STATES - 45.1%
Airbnb, Inc., Class A*	2,211	379,692
Align Technology, Inc.*	152	66,398
Crowdstrike Holdings, Inc., Class A*	1,251	284,154
Estee Lauder Cos., Inc. (The), Class A	478	130,082
Mastercard, Inc., Class A	178	63,579
Netflix, Inc.*	497	186,073
NVIDIA Corp.	1,348	367,839
Snap, Inc., Class A*	7,924	285,190
Unity Software, Inc.*	2,878	285,507
Veeva Systems, Inc., Class A*	1,212	257,587
Visa, Inc., Class A	1,234	273,653

		2,579,754

Total common stocks (Cost $4,328,155)		5,581,188

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $56,349)	56,349	56,349

Total investments - 98.6% (Cost $4,384,504)		5,637,537

Other assets less liabilities - 1.4%		79,837

Total net assets - 100.0%#		$5,717,374

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,790,202, or 31.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,161,925	20.6%
Consumer Discretionary	1,435,316	25.5
Consumer Staples	314,354	5.6
Financials	184,629	3.3
Health Care	745,926	13.2
Information Technology	1,739,038	30.8
Short-Term Investment	56,349	1.0

Total investments	$5,637,537	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$516,802	9.2%
Euro	532,459	9.4
Hong Kong dollar	740,941	13.2
U.S. dollar	3,847,335	68.2

Total investments	$5,637,537	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Airbnb, Inc.	United States	6.6%
NVIDIA Corp.	United States	6.4
MercadoLibre, Inc.	Brazil	6.3
Sea Ltd.	Taiwan	6.2
Meituan	China	5.0
Unity Software, Inc.	United States	5.0
Snap, Inc.	United States	5.0
Crowdstrike Holdings, Inc.	United States	5.0
Adyen NV	Netherlands	4.8
Visa, Inc.	United States	4.8

Total		55.1%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	3

ARTISAN FLOATING RATE FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 90.1%

ADVERTISING - 0.2%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 12/17/2026(1)	$119	$117

AEROSPACE/DEFENSE - 3.0%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.71%, 6/19/2026(1)	468	453
TransDigm, Inc. First Lien Term Loan G (ICE LIBOR USD 1 Month + 2.25%), 2.71%, 8/22/2024(1)	1,106	1,089

		1,542
APPAREL - 0.5%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028(1)(2)	234	231

AUTO PARTS & EQUIPMENT - 0.6%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(1)	333	317

BEVERAGES - 1.9%
Naked Juice LLC First Lien Term Loan (SOFR + 3.25%), 3.75%, 1/24/2029(1)	1,000	982

BUILDING MATERIALS - 1.8%
ACProducts Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(1)	119	107
CP Atlas Buyer, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/23/2027(1)	413	401
Icebox Holdco III, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.76%, 12/21/2029(1)	156	153
PHRG Intermediate LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 6.00%), 6.75%, 12/16/2026(1)	250	247

		908
CHEMICALS - 0.6%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 12/29/2027(1)	60	58
Diamond BC BV First Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 9/29/2028(1)	120	117
Geon Performance Solutions LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 8/18/2028(1)	60	59
WR Grace Holdings LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 9/22/2028(1)	60	59

		293
COMMERCIAL SERVICES - 16.1%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028(1)	1,556	1,539
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.75%, 12/21/2028(1)	580	568
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.76%, 7/19/2028(1)	1,007	994
KUEHG Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 2/21/2025(1)	2,424	2,384
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 12/22/2025(1)	516	477
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 5/23/2025(1)	365	358
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.51%, 5/22/2026(1)	315	309
PECF USS Intermediate Holding III Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.76%, 12/15/2028(1)	175	173
COMMERCIAL SERVICES (CONTINUED)
Safe Fleet Holdings LLC First Lien Term Loan (SOFR + 3.75%), 4.27%, 2/23/2029(1)	1,000	983
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(1)	175	173
VT Topco, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 8/1/2025(1)	233	229

		8,187
DIVERSIFIED FINANCIAL SERVICES - 3.9%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 4.96%, 7/31/2026(1)	119	119
Edelman Financial Engines Center LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/7/2028(1)	643	634
Edelman Financial Engines Center LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 7.21%, 7/20/2026(1)	1,250	1,230

		1,983
ENGINEERING & CONSTRUCTION - 0.5%
KKR Apple Bidco LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 9/22/2028(1)	274	270

ENTERTAINMENT - 2.8%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028(1)	174	172
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027(1)	58	57
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 7/30/2027(1)	1	1
Scientific Games Corp. First Lien Term Loan (SOFR + 3.50%), 4.18%, 4/4/2029(1)	1,250	1,237

		1,467
FOOD - 0.3%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 9/23/2027(1)	119	116
Sovos Brands Intermediate, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 6/8/2028	60	59

		175
FOOD SERVICE - 2.9%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.00%, 5/15/2028(1)	1,228	1,208
TKC Midco 1 LLC First Lien Term Loan, 12.00%, 2/15/2027	187	185

		1,393
HEALTHCARE-PRODUCTS - 0.8%
Mozart Borrower LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(1)	425	421

HEALTHCARE-SERVICES - 0.7%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026(1)	60	59
Mamba Purchaser, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 9/29/2028(1)	60	59
Radnet Management, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/23/2028(1)	60	59
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026(1)	204	202

		379
HOUSEHOLD PRODUCTS/WARES - 2.0%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 7/21/2028(1)	1,057	1,020

4	Artisan Partners Funds

	Principal Amount	Value
INSURANCE - 11.2%
Acrisure LLC, First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.75%, 2/15/2027(1)	$234	$233
Alliant Holdings Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.71%, 5/9/2025(1)	842	832
AssuredPartners, Inc. First Lien Term Loan (SOFR + 3.50%), 4.00%, 2/12/2027(1)	1,250	1,234
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 2/12/2027(1)	577	570
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.46%, 1/27/2027(1)	742	728
Hub International Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 4/25/2025(1)	857	846
IMA Financial Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/1/2028(1)	274	271
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 5/16/2024(1)	1,011	1,004

		5,718
INTERNET - 1.6%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(1)	802	788

INVESTMENT COMPANIES - 2.4%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 6.75%, 11/5/2029(1)	1,211	1,196

LEISURE TIME - 3.2%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 10/18/2028(1)	584	570
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.56%, 6/1/2028(1)	119	117
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 1/2/2024(1)	986	946

		1,633
LODGING - 0.1%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 10/4/2028(1)	60	59

MACHINERY-DIVERSIFIED - 0.1%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(1)	60	59

MEDIA - 2.4%
MJH Healthcare Holdings LLC First Lien Term Loan B (SOFR + 3.50%), 4.10%, 1/28/2029(1)	1,250	1,238

MUNICIPAL - 0.5%
Lakeshore Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/29/2028(1)	280	275

PACKAGING & CONTAINERS - 1.1%
Clydesdale Acquisition Holdings, Inc. Term Loan (SOFR + 4.25%), 4.78%, 3/30/2029(1)	577	567

PHARMACEUTICALS - 0.5%
Sharp Midco LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 12/31/2028(1)	245	243

RETAIL - 4.5%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 4/7/2025(1)	863	841
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024(1)	119	119
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/2/2028(1)	1	1
(ICE LIBOR USD 3 Month + 3.50%), 4.02%, 6/2/2028(1)	333	329
RETAIL (CONTINUED)
SRS Distribution, Inc. Term Loan (SOFR + 3.50%), 4.00%, 6/2/2028(1)	1,000	986

		2,276
SOFTWARE - 16.8%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 9/19/2024(1)	232	230
(ICE LIBOR USD 3 Month + 2.00%), 5.50%, 9/19/2024(1)	3	3
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.51%, 9/19/2025(1)	120	119
AthenaHealth Group, Inc. First Lien Term Loan B (SOFR + 3.50%), 4.00%, 2/15/2029(1)	1,197	1,182
CommerceHub, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 12/29/2027(1)	499	483
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 12/29/2028(1)	60	55
Epicor Software Corp. First Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027(1)	583	577
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(1)	204	202
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 12/1/2027(1)	295	290
Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 5.00%, 11/3/2027(1)	397	387
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 5.75%, 3/1/2029(1)	929	910
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 5.33%, 7/27/2027(1)	850	812
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(1)	433	427
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.50%), 5.00%, 3/30/2029(1)	1,000	994
(ICE LIBOR USD 1 Month + 3.25%), 3.71%, 5/30/2025(1)	234	231
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.46%, 5/29/2026(1)	120	119
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026(1)	284	282
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 5.75%, 5/3/2027(1)	285	282
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/6/2028(1)	994	981

		8,566
TELECOMMUNICATIONS - 4.8%
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027(1)	204	201
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028(1)	75	73
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.51%, 10/4/2028(1)	2,200	2,144

		2,418
TRANSPORTATION - 2.3%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.80%, 8/4/2025(1)	200	184
(ICE LIBOR USD 3 Month + 5.50%), 5.96%, 8/4/2025(1)	887	817
(ICE LIBOR USD 3 Month + 5.50%), 6.01%, 8/4/2025(1)	190	175
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 8/4/2025(1)	12	11

		1,187

Total bank loans (Cost $46,452)		45,908

CORPORATE BONDS - 3.1%

BANKS - 1.1%
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%, 4.00% Floor), 4.00%, 5/2/2022(1)(3)	720	576

Artisan Partners Funds	5

	Principal Amount	Value
MISCELLANEOUS MANUFACTURING - 2.0%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 4.16%, 6/15/2022(1)(3)	$1,060	$1,016

Total corporate bonds (Cost $1,745)		1,592

	Shares Held
SHORT-TERM INVESTMENTS - 16.9%

INVESTMENT COMPANIES - 16.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23%	2,931	2,931
Federated Treasury Obligations Fund - Institutional Class, 0.15%	2,845	2,845
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.19%	2,845	2,845

Total short-term investments (Cost $8,621)		8,621

Total investments - 110.1% (Cost $56,818)		56,121

Other assets less liabilities - (10.1%)		(5,139)

Total net assets - 100.0%#		$50,982

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Birkenstock US BidCo, Inc. First Lien Term Loan B, 3.75%, 4/28/2028	Germany	U.S. dollar

(3)	Perpetual security. The rate reflected was the rate in effect on March 31, 2022. The maturity date reflects the next call date.

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $218 or 0.4% of the total net assets as of March 31, 2022, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
AthenaHealth Group, Inc. First Lien Term Loan B, delayed-draw	$203	$200	$(3)
VT Topco, Inc. First Lien Term Loan, delayed-draw	15	15	– ^

	$218	$215	$(3)

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
KUEHG Corp.	United States	4.7%
Gridiron Fiber Corp.	United States	4.2
Ankura Consulting Group LLC	United States	3.0
MJH Healthcare Holdings LLC	United States	2.4
Scientific Games Corp.	United States	2.4
AssuredPartners, Inc.	United States	2.4
Edelman Financial Engines Center LLC	United States	2.4
Renaissance Holdings Corp.	United States	2.4
TKC Holdings, Inc.	United States	2.4
Nexus Buyer LLC	United States	2.4

Total		28.7%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

6	Artisan Partners Funds

ARTISAN FOCUS FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

AEROSPACE & DEFENSE - 2.6%
TransDigm Group, Inc.*	86	$56,150

BUILDING PRODUCTS - 5.1%
Johnson Controls International plc	1,665	109,186

CAPITAL MARKETS - 6.7%
BlackRock, Inc.	80	61,078
S&P Global, Inc.	201	82,396

		143,474
CHEMICALS - 6.6%
Linde plc(1)	445	142,285

COMMERCIAL SERVICES & SUPPLIES - 2.3%
Cintas Corp.	114	48,348

COMMUNICATIONS EQUIPMENT - 2.5%
Motorola Solutions, Inc.	223	53,965

CONSTRUCTION MATERIALS - 5.0%
Martin Marietta Materials, Inc.	186	71,740
Vulcan Materials Co.	191	35,003

		106,743
ELECTRIC UTILITIES - 3.3%
NextEra Energy, Inc.	840	71,183

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
SBA Communications Corp.	186	64,026

HOTELS, RESTAURANTS & LEISURE - 4.3%
Hilton Worldwide Holdings, Inc.*	607	92,090

INSURANCE - 8.1%
Aon plc, Class A(2)	351	114,406
Arthur J Gallagher & Co.	341	59,475

		173,881
IT SERVICES - 6.0%
Accenture plc, Class A	343	115,571
Visa, Inc., Class A	58	12,784

		128,355
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Danaher Corp.	251	73,749

MULTILINE RETAIL - 1.7%
Dollar Tree, Inc.*	229	36,625

PHARMACEUTICALS - 3.6%
Zoetis, Inc.	413	77,947

PROFESSIONAL SERVICES - 0.5%
Verisk Analytics, Inc.	52	11,205

REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
CBRE Group, Inc., Class A*	668	61,162

ROAD & RAIL - 7.1%
Canadian Pacific Railway Ltd.(1)	778	64,205
Union Pacific Corp.	324	88,649

		152,854
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Analog Devices, Inc.	544	89,910

SOFTWARE - 13.6%
Intuit, Inc.	148	70,988
Microsoft Corp.(2)	720	221,865

		292,853
WIRELESS TELECOMMUNICATION SERVICES - 4.2%
T-Mobile US, Inc.*	701	89,993

Total common stocks (Cost $1,758,197)		2,075,984

	No. of Contracts‡
OPTIONS PURCHASED - 2.7%

CALL OPTIONS - 2.7%
HEALTH CARE PROVIDERS & SERVICES - 2.2%
UnitedHealth Group, Inc. 6/17/2022 at USD 250.00; Notional Amount: USD 91,540	1,795	47,015

IT SERVICES - 0.5%
Visa, Inc. 1/20/2023 at USD 135.00; Notional Amount: USD 28,653	1,292	11,625

Total Call Options		58,640

Total Options Purchased (Cost $43,151)		58,640

	Shares Held
SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $33,926)	33,926	33,926

Total investments - 101.0% (Cost $1,835,274)		2,168,550

WRITTEN OPTION CONTRACTS - (0.8)% (Premiums received $(20,406))		(18,122)

Other assets less liabilities - (0.2%)		(4,352)

Total net assets - 100.0%#		$2,146,076

‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Railway Ltd.	Canada	U.S. dollar
Linde plc	United Kingdom	U.S. dollar

(2)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for written options.

Artisan Partners Funds	7

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$89,993	4.1%
Consumer Discretionary	128,715	5.9
Financials	317,355	14.6
Health Care	198,711	9.2
Industrials	377,743	17.4
Information Technology	576,708	26.6
Materials	249,028	11.5
Real Estate	125,188	5.8
Utilities	71,183	3.3
Short-Term Investment	33,926	1.6

Total investments	$2,168,550	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,819	CAD	3,519	JPM	5/19/2022	$4

Total unrealized appreciation						4

USD	48,308	CAD	61,809	JPM	5/19/2022	(1,126)

Total unrealized depreciation						(1,126)

Net unrealized depreciation						$(1,122)

WRITTEN OPTION CONTRACTS
Call Options
Dollar values in thousands except exercise price
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
5,443	Analog Devices, Inc.	$150.00	$89,907	01/20/23	$(13,517)	$(14,614)	$(1,097)
799	BlackRock, Inc.	760.00	61,057	07/15/22	(6,889)	(3,508)	3,381

Total written option contracts					$(20,406)	$(18,122)	$2,284

‡	One contract is equal to 100 shares.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.3%
Linde plc	United Kingdom	6.6
Accenture plc	United States	5.4
Aon plc	United States	5.3
Johnson Controls International plc	United States	5.1
Hilton Worldwide Holdings, Inc.	United States	4.3
T-Mobile US, Inc.	United States	4.2
Analog Devices, Inc.	United States	4.2
Union Pacific Corp.	United States	4.1
S&P Global, Inc.	United States	3.8

Total		53.3%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

8	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.0%

BRAZIL - 1.9%
Hapvida Participacoes e Investimentos SA	1,760	$4,406
Magazine Luiza SA*	1,333	1,918

		6,324
CANADA - 2.5%
Altus Group Ltd.	101	4,088
CAE, Inc.*	168	4,377

		8,465
CHINA - 0.6%
Chervon Holdings Ltd.*(1)	282	1,948

DENMARK - 5.4%
Ascendis Pharma A/S, ADR*	80	9,388
Genmab A/S*(1)	12	4,497
Vestas Wind Systems A/S(1)	151	4,467

		18,352
FINLAND - 1.2%
Metso Outotec OYJ(1)	482	4,068

GERMANY - 5.1%
CTS Eventim AG & Co. KGaA*(1)	53	3,653
Gerresheimer AG(1)	103	7,535
Puma SE(1)	73	6,255

		17,443
HONG KONG - 3.3%
Techtronic Industries Co. Ltd.(1)	696	11,211

JAPAN - 1.8%
Obic Co. Ltd.(1)	41	6,113

LUXEMBOURG - 1.7%
Eurofins Scientific SE(1)	59	5,886

NETHERLANDS - 3.5%
Argenx SE, ADR*	18	5,703
Koninklijke DSM NV(1)	33	5,976

		11,679
NORWAY - 1.0%
Nordic Semiconductor ASA*(1)	136	3,488

SPAIN - 1.5%
Banco Bilbao Vizcaya Argentaria SA(1)	883	5,048

UNITED KINGDOM - 4.1%
CNH Industrial NV(1)	475	7,514
London Stock Exchange Group plc(1)	60	6,290

		13,804
UNITED STATES - 60.4%
Advanced Micro Devices, Inc.*	114	12,469
Arista Networks, Inc.*	41	5,657
Atlassian Corp. plc, Class A*	33	9,601
Azenta, Inc.	38	3,170
Bentley Systems, Inc., Class B	117	5,153
Boston Scientific Corp.*	99	4,376
Burlington Stores, Inc.*	28	5,040
Catalent, Inc.*	71	7,929
Ceridian HCM Holding, Inc.*	63	4,273
Chegg, Inc.*	87	3,166
UNITED STATES (CONTINUED)
Cognex Corp.	34	2,588
Datadog, Inc., Class A*	28	4,166
First Republic Bank	52	8,437
Fortive Corp.	68	4,130
Global Payments, Inc.	56	7,688
HubSpot, Inc.*	16	7,440
Ingersoll Rand, Inc.	187	9,421
iRhythm Technologies, Inc.*	10	1,534
Lattice Semiconductor Corp.*	102	6,198
Lyft, Inc., Class A*	54	2,063
Morningstar, Inc.	21	5,613
Nasdaq, Inc.	44	7,880
Novanta, Inc.*	19	2,749
ON Semiconductor Corp.*	92	5,735
S&P Global, Inc.	12	4,998
SVB Financial Group*	13	7,138
Teledyne Technologies, Inc.*	20	9,594
Tradeweb Markets, Inc., Class A	73	6,424
Valmont Industries, Inc.	38	9,071
Veeva Systems, Inc., Class A*	60	12,716
Wolfspeed, Inc.*	33	3,738
Workiva, Inc.*	38	4,434
Zscaler, Inc.*	16	3,834
Zynga, Inc., Class A*	713	6,589

		205,012

Total common stocks (Cost $267,098)		318,841

SHORT-TERM INVESTMENT - 5.3%

INVESTMENT COMPANY - 5.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $18,102)	18,102	18,102

Total investments - 99.3% (Cost $285,200)		336,943

Other assets less liabilities - 0.7%		2,278

Total net assets - 100.0%#		$339,221

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $83,949, or 24.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

Artisan Partners Funds	9

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$10,242	3.0%
Consumer Discretionary	18,326	5.4
Financials	51,827	15.4
Health Care	67,138	19.9
Industrials	56,323	16.7
Information Technology	104,921	31.2
Materials	5,976	1.8
Real Estate	4,088	1.2
Short-Term Investment	18,102	5.4

Total investments	$336,943	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$6,324	1.9%
British pound	6,290	1.9
Canadian dollar	8,465	2.5
Danish krone	8,964	2.7
Euro	45,935	13.6
Hong Kong dollar	13,159	3.9
Japanese yen	6,113	1.8
Norwegian krone	3,488	1.0
U.S. dollar	238,205	70.7

Total investments	$336,943	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	3.7%
Advanced Micro Devices, Inc.	United States	3.7
Techtronic Industries Co. Ltd.	Hong Kong	3.3
Atlassian Corp. plc	United States	2.8
Teledyne Technologies, Inc.	United States	2.8
Ingersoll Rand, Inc.	United States	2.8
Ascendis Pharma A/S	Denmark	2.8
Valmont Industries, Inc.	United States	2.7
First Republic Bank	United States	2.5
Catalent, Inc.	United States	2.3

Total		29.4%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.8%

BELGIUM - 2.0%
UCB SA(1)	37	$4,477

BRAZIL - 0.7%
Vale SA	76	1,525

CANADA - 7.1%
Anaergia, Inc.*	124	1,209
Canadian National Railway Co.	20	2,662
Canadian Pacific Railway Ltd.	90	7,412
Descartes Systems Group, Inc. (The)*	27	1,947
Kinaxis, Inc.*	24	3,128

		16,358
CHINA - 3.3%
CGN Power Co. Ltd., Class H(1)	6,373	1,663
China Longyuan Power Group Corp. Ltd., Class H(1)	1,635	3,706
New Horizon Health Ltd.*(1)	739	2,132

		7,501
DENMARK - 2.6%
Ascendis Pharma A/S, ADR*	30	3,475
ROCKWOOL International A/S, Class B(1)	8	2,587

		6,062
FRANCE - 3.5%
Airbus SE*(1)	18	2,132
BNP Paribas SA(1)	43	2,452
Capgemini SE(1)	11	2,466
LVMH Moet Hennessy Louis Vuitton SE(1)	1	925

		7,975
GERMANY - 5.4%
Allianz SE(1)	17	3,971
Brenntag SE(1)	40	3,267
Deutsche Post AG(1)	109	5,218

		12,456
INDIA - 1.2%
Reliance Industries Ltd.(1)	81	2,788

ITALY - 1.7%
BFF Bank SpA(1)	524	3,886

JAPAN - 3.6%
Azbil Corp.(1)	143	4,746
Hoya Corp.(1)	14	1,626
Toyota Industries Corp.(1)	28	1,925

		8,297
LUXEMBOURG - 1.7%
Majorel Group Luxembourg SA*(1)	122	3,980

NETHERLANDS - 7.4%
Argenx SE, ADR*	19	5,990
Argenx SE*(1)	1	270
ING Groep NV(1)	404	4,224
Shell plc(1)	231	6,335
Shell plc, ADR	3	141

		16,960
NORWAY - 0.9%
Volue ASA*(1)	425	2,152

RUSSIA - 0.0%
MMC Norilsk Nickel PJSC, ADR(1)(2)	136	–
Sberbank of Russia PJSC, ADR(1)(2)	284	–

		–
SPAIN - 1.5%
Ferrovial SA(1)	127	3,351

SWEDEN - 2.9%
Nibe Industrier AB, Class B(1)	413	4,551
Nordic Entertainment Group AB, Class B*(1)	54	2,158

		6,709
SWITZERLAND - 1.6%
Barry Callebaut AG(1)	1	2,032
Medacta Group SA*(1)	13	1,522

		3,554
TAIWAN - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	56	1,158

UNITED KINGDOM - 3.2%
Barclays plc(1)	1,351	2,625
Ideagen plc(1)	1,013	2,890
Linde plc(1)	5	1,734

		7,249
UNITED STATES - 49.0%
ACADIA Pharmaceuticals, Inc.*	118	2,868
Alphabet, Inc., Class A*	2	5,574
Alphabet, Inc., Class C*	1	3,153
Altair Engineering, Inc., Class A*	82	5,294
Amazon.com, Inc.*	3	8,730
American Software, Inc., Class A	171	3,567
Aon plc, Class A	11	3,435
Booking Holdings, Inc.*	3	6,963
Crown Holdings, Inc.	38	4,781
Darling Ingredients, Inc.*	61	4,911
EQT Corp.	149	5,135
Halozyme Therapeutics, Inc.*	223	8,908
Horizon Therapeutics plc*	25	2,616
Johnson Controls International plc	48	3,180
L3Harris Technologies, Inc.	13	3,217
Microsoft Corp.	26	8,168
Natera, Inc.*	80	3,247
NOV, Inc.	223	4,380
Schlumberger NV	170	7,007
Stryker Corp.	13	3,563
TJX Cos., Inc. (The)	56	3,366
T-Mobile US, Inc.*	43	5,578
Vertiv Holdings Co.	185	2,585
ViewRay, Inc.*	256	1,004
Workiva, Inc.*	9	1,083

		112,313

Total common stocks (Cost $215,653)		228,751

Artisan Partners Funds	11

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.0%^

INVESTMENT COMPANY - 0.0%^
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $19)	19	$19

Total investments - 99.8% (Cost $215,672)		228,770

Other assets less liabilities - 0.2%		450

Total net assets - 100.0%#		$229,220

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $88,949, or 38.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$16,463	7.2%
Consumer Discretionary	19,984	8.8
Consumer Staples	6,943	3.0
Energy	25,786	11.3
Financials	20,593	9.0
Health Care	41,698	18.2
Industrials	43,296	18.9
Information Technology	40,579	17.8
Materials	8,040	3.5
Utilities	5,369	2.3
Short-Term Investment	19	– ^

Total investments	$228,770	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,525	0.7%
British pound	11,850	5.2
Canadian dollar	16,358	7.2
Danish krone	2,587	1.1
Euro	42,353	18.5
Hong Kong dollar	7,501	3.3
Indian rupee	2,788	1.2
Japanese yen	8,297	3.6
New Taiwan dollar	1,158	0.5
Norwegian krone	2,152	0.9
Swedish krona	6,709	2.9
Swiss franc	3,554	1.6
U.S. dollar	121,938	53.3

Total investments	$228,770	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	3.9%
Amazon.com, Inc.	United States	3.8
Alphabet, Inc.	United States	3.8
Microsoft Corp.	United States	3.6
Canadian Pacific Railway Ltd.	Canada	3.2
Schlumberger NV	United States	3.1
Booking Holdings, Inc.	United States	3.0
Shell plc	Netherlands	2.8
Argenx SE	Netherlands	2.7
T-Mobile US, Inc.	United States	2.4

Total		32.3%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

Artisan Global Opportunities Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

BRAZIL - 0.6%
NU Holdings Ltd., Class A*	3,605	$27,831

CANADA - 1.5%
Shopify, Inc., Class A*	101	68,032

DENMARK - 3.6%
Genmab A/S*(1)	203	73,620
Novo Nordisk A/S, Class B(1)	288	31,944
Vestas Wind Systems A/S(1)	2,106	62,193

		167,757
GERMANY - 1.5%
Volkswagen AG (Preference)(1)	410	70,977

HONG KONG - 6.8%
AIA Group Ltd.(1)	7,235	75,750
Techtronic Industries Co. Ltd.(1)	15,227	245,300

		321,050
JAPAN - 3.0%
Hoya Corp.(1)	559	63,743
Keyence Corp.(1)	164	76,388

		140,131
NETHERLANDS - 1.8%
Koninklijke DSM NV(1)	461	82,369

SPAIN - 1.8%
Banco Bilbao Vizcaya Argentaria SA(1)	14,942	85,433

SWEDEN - 4.4%
Hexagon AB, Class B(1)	6,817	95,641
Telefonaktiebolaget LM Ericsson, Class B(1)	12,293	112,477

		208,118
SWITZERLAND - 8.7%
Cie Financiere Richemont SA(1)	567	71,896
Lonza Group AG(1)	204	147,796
UBS Group AG(1)	9,804	191,535

		411,227
UNITED KINGDOM - 6.3%
AstraZeneca plc(1)	783	103,821
CNH Industrial NV(1)	7,024	111,218
London Stock Exchange Group plc(1)	792	82,741

		297,780
UNITED STATES - 54.9%
Advanced Micro Devices, Inc.*	2,337	255,498
Airbnb, Inc., Class A*	611	104,925
Alphabet, Inc., Class A*	56	155,463
Aptiv plc*	886	106,034
Arista Networks, Inc.*	554	77,033
Atlassian Corp. plc, Class A*	431	126,708
Boston Scientific Corp.*	3,410	151,029
Burlington Stores, Inc.*	303	55,263
Charles Schwab Corp. (The)	1,686	142,165
Chipotle Mexican Grill, Inc.*	15	24,088
Danaher Corp.	398	116,739
Fidelity National Information Services, Inc.	1,110	111,465
Fortive Corp.	383	23,346
HubSpot, Inc.*	141	66,843
Ingersoll Rand, Inc.	1,899	95,612

UNITED STATES (CONTINUED)
Lowe’s Cos., Inc.	460	92,913
Lululemon Athletica, Inc.*	238	86,893
Microsoft Corp.	311	95,927
Netflix, Inc.*	184	68,990
NextEra Energy, Inc.	2,319	196,476
ON Semiconductor Corp.*	1,247	78,100
Progressive Corp. (The)	542	61,771
S&P Global, Inc.	232	95,102
Tesla, Inc.*	26	27,681
Veeva Systems, Inc., Class A*	799	169,804

		2,585,868

Total common stocks (Cost $3,131,642)		4,466,573

SHORT-TERM INVESTMENT - 4.2%

INVESTMENT COMPANY - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $197,184)	197,184	197,184

Total investments - 99.1% (Cost $3,328,826)		4,663,757

Other assets less liabilities - 0.9%		44,080

Total net assets - 100.0%#		$4,707,837

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,784,842, or 37.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$224,453	4.8%
Consumer Discretionary	640,672	13.7
Financials	762,328	16.4
Health Care	858,496	18.4
Industrials	537,669	11.5
Information Technology	1,164,110	25.0
Materials	82,369	1.8
Utilities	196,476	4.2
Short-Term Investment	197,184	4.2

Total investments	$4,663,757	100.0%

Artisan Partners Funds	13

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$186,562	4.0%
Danish krone	167,757	3.6
Euro	349,997	7.5
Hong Kong dollar	321,050	6.9
Japanese yen	140,131	3.0
Swedish krona	208,118	4.5
Swiss franc	411,227	8.8
U.S. dollar	2,878,915	61.7

Total investments	$4,663,757	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Advanced Micro Devices, Inc.	United States	5.4%
Techtronic Industries Co. Ltd.	Hong Kong	5.2
NextEra Energy, Inc.	United States	4.2
UBS Group AG	Switzerland	4.1
Veeva Systems, Inc.	United States	3.6
Alphabet, Inc.	United States	3.3
Boston Scientific Corp.	United States	3.2
Lonza Group AG	Switzerland	3.1
Charles Schwab Corp. (The)	United States	3.0
Atlassian Corp. plc	United States	2.7

Total		37.8%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

Artisan Global Unconstrained Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 13.3%

ALBANIA - 2.2%
Republic of Albania 3.50%, 10/9/2025	EUR	200	$220

CAMEROON - 2.1%
Republic of Cameroon 9.50%, 11/19/2025		USD 200	210

EGYPT - 2.0%
Arab Republic of Egypt 4.75%, 4/16/2026	EUR	200	204

KENYA - 1.9%
Republic of Kenya 7.00%, 5/22/2027		USD 200	192

ROMANIA - 2.9%
Romanian Government International Bond 3.62%, 5/26/2030	EUR	270	292

SERBIA - 2.2%
Republic of Serbia 3.13%, 5/15/2027	EUR	200	215

Total sovereign government bonds (Cost $1,341)			1,333

SHORT-TERM INVESTMENTS - 105.1%

SOVEREIGN GOVERNMENT TREASURY BILL - 5.0% (Cost $502)
Republic of Iceland 0.00%, 7/20/2022	ISK	65,000	501

	Shares Held
INVESTMENT COMPANIES - 100.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23%		3,400	3,400
Federated Treasury Obligations Fund - Institutional Class, 0.15%		3,300	3,300
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.19%		3,300	3,300

Total investment companies (Cost $10,000)			10,000

Total short-term investments (Cost $10,502)			10,501

Total investments - 118.4% (Cost $11,843)			11,834

Other assets less liabilities - (18.4)%			(1,838)

Total net assets - 100.0%#			$9,996

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	304	ZAR	4,435	JPM	4/29/2022	$2
HUF	103,000	EUR	277	SCB	5/4/2022	2
PLN	645	EUR	138	SCB	5/4/2022	1
USD	217	EUR	195	SCB	6/1/2022	1
USD	223	EUR	201	SCB	6/2/2022	1
USD	304	EUR	274	SCB	6/3/2022	1
USD	225	EUR	202	SCB	6/6/2022	1
USD	505	EUR	455	SCB	6/7/2022	1
KES	23,400	USD	194	JPM**	7/5/2022	4
UGX	1,127,000	USD	303	SCB**	10/4/2022	1

Total unrealized appreciation						15

CZK	3,376	EUR	138	SCB	4/29/2022	– ^
KZT	104,000	USD	219	JPM**	5/3/2022	(3)
UZS	2,800,000	USD	236	JPM**	7/5/2022	(2)

Total unrealized depreciation						(5)

Net unrealized appreciation						$10

**	Non-deliverable forward.

FUTURES CONTRACTS
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(6)	6/8/2022	EUR	$(600)	$(855)	$–	^
Euro-Schatz	(3)	6/8/2022	EUR	(300)	(368)	–	^
U.S. Treasury 2 Year Note	(1)	6/30/2022	USD	(100)	(212)	–	^
U.S. Treasury 5 Year Note	(1)	6/30/2022	USD	(100)	(115)	–	^

Net unrealized appreciation						$–	^

The Fund has recorded a liability of less than $1 as of March 31, 2022, related to the current day’s variation margin related to these contracts.

Artisan Partners Funds	15

Centrally Cleared Credit Default Swaps-Buy Protection (Dollar values in thousands)
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	6/20/2032	2.76	USD 600	85	–	85
Kingdom of Spain	1.00	Quarterly	6/20/2032	0.67	USD 300	(8)	–	(8)

Total						77	–	77

Centrally Cleared Interest Rate Swaps (Values in thousands)
Floating Rate Index	Annual Fixed Rate (%)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month PRIBOR semi-annually	3.86	Receives	4/4/2032	CZK 2,710	–^	–^	–^
6 month BUBOR semi-annually	5.77	Receives	4/4/2032	HUF 46,500	–^	–^	–^

Total					–^	–^	–^

The Fund has recorded a receivable of $9 as of March 31, 2022, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS EXCLUDING SHORT-TERM INVESTMENTS
Company Name	Country	Percentage of Total Net Assets
Romanian Government International Bond	Romania	2.9%
Republic of Albania	Albania	2.2
Republic of Serbia	Serbia	2.2
Republic of Cameroon	Cameroon	2.1
Arab Republic of Egypt	Egypt	2.0
Republic of Kenya	Kenya	1.9

Total		13.3%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

16	Artisan Partners Funds

Artisan Global Value Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

BELGIUM - 1.7%
Groupe Bruxelles Lambert SA(1)	387	$40,156

BRAZIL - 1.9%
Telefonica Brasil SA, ADR	3,847	43,275

CANADA - 2.0%
Imperial Oil Ltd.	986	47,713

CHINA - 2.5%
Alibaba Group Holding Ltd.*(1)	2,892	39,584
Alibaba Group Holding Ltd., ADR*	171	18,597

		58,181
FRANCE - 4.9%
Danone SA(1)	1,773	97,676
Sodexo SA(1)	215	17,437

		115,113
GERMANY - 2.9%
HeidelbergCement AG(1)	1,196	68,409

JAPAN - 2.9%
Nintendo Co. Ltd.(1)	136	68,671

NETHERLANDS - 6.0%
ING Groep NV(1)	2,732	28,551
Koninklijke Philips NV(1)	2,329	71,257
Shell plc(1)	1,515	41,571

		141,379
SOUTH KOREA - 4.8%
Samsung Electronics Co. Ltd.(1)	1,953	111,569

SWITZERLAND - 12.5%
Cie Financiere Richemont SA(1)	564	71,532
Novartis AG(1)	1,336	117,178
Swatch Group AG (The)(1)	14	3,897
UBS Group AG(1)	5,211	101,809

		294,416
UNITED KINGDOM - 8.6%
BAE Systems plc(1)	7,655	72,161
Compass Group plc(1)	4,151	89,449
Lloyds Banking Group plc(1)	65,942	40,369

		201,979
UNITED STATES - 44.9%
Advance Auto Parts, Inc.	136	28,140
Alphabet, Inc., Class A*	35	97,739
American Express Co.	432	80,746
Anthem, Inc.	300	147,365
Bank of New York Mellon Corp. (The)	1,685	83,615
Berkshire Hathaway, Inc., Class B*	273	96,282
Booking Holdings, Inc.*	10	23,379
Citigroup, Inc.	1,271	67,872
DENTSPLY SIRONA, Inc.	894	44,010
Expedia Group, Inc.*	381	74,540
GlaxoSmithKline plc(1)	1,113	24,004
Marsh & McLennan Cos., Inc.	357	60,772
Meta Platforms, Inc., Class A*	413	91,939
Progressive Corp. (The)	537	61,183
Southwest Airlines Co.*	1,060	48,560

UNITED STATES (CONTINUED)
Willis Towers Watson plc	111	26,109

		1,056,255

Total common stocks (Cost $1,662,865)		2,247,116

SHORT-TERM INVESTMENT - 3.4%

INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $78,830)	78,830	78,830

	No. of Warrants
WARRANTS - 0.0%^

SWITZERLAND - 0.0%^
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $7)*(1)	1,873	1,479

Total investments - 99.0% (Cost $1,741,702)		2,327,425

Other assets less liabilities - 1.0%		23,755

Total net assets - 100.0%#		$2,351,180

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,106,759, or 47.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$301,624	13.0%
Consumer Discretionary	368,034	15.8
Consumer Staples	97,676	4.2
Energy	89,284	3.8
Financials	687,464	29.5
Health Care	403,814	17.4
Industrials	120,721	5.2
Information Technology	111,569	4.8
Materials	68,409	2.9
Short-Term Investment	78,830	3.4

Total investments	$2,327,425	100.0%

Artisan Partners Funds	17

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$267,554	11.5%
Canadian dollar	47,713	2.0
Euro	323,486	13.9
Hong Kong dollar	39,584	1.7
Japanese yen	68,671	3.0
Korean won	111,569	4.8
Swiss franc	295,895	12.7
U.S. dollar	1,172,953	50.4

Total investments	$2,327,425	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Anthem, Inc.	United States	6.3%
Novartis AG	Switzerland	5.0
Samsung Electronics Co. Ltd.	South Korea	4.7
UBS Group AG	Switzerland	4.3
Alphabet, Inc.	United States	4.2
Danone SA	France	4.2
Berkshire Hathaway, Inc.	United States	4.1
Meta Platforms, Inc.	United States	3.9
Compass Group plc	United Kingdom	3.8
Bank of New York Mellon Corp. (The)	United States	3.6

Total		44.1%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

18	Artisan Partners Funds

Artisan High Income Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 67.9%

ADVERTISING - 0.2%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(1)	$15,947	$16,226

AEROSPACE/DEFENSE - 0.9%
Bombardier, Inc.
6.00%, 2/15/2028(1)(2)	34,644	32,470
7.13%, 6/15/2026(1)(2)	8,689	8,515
7.88%, 4/15/2027(1)(2)	24,741	24,224
TransDigm, Inc. 4.63%, 1/15/2029	470	439

		65,648
AIRLINES - 1.5%
Delta Air Lines, Inc.
3.75%, 10/28/2029	47,512	43,391
4.38%, 4/19/2028	9,849	9,446
7.38%, 1/15/2026	47,394	51,469

		104,306
BUILDING MATERIALS - 0.7%
Eco Material Technologies, Inc. 7.88%, 1/31/2027(1)	21,037	20,920
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(1)	4,361	4,193
9.75%, 7/15/2028(1)	14,000	14,122
Victors Merger Corp. 6.38%, 5/15/2029(1)	5,551	4,544

		43,779
CHEMICALS - 2.4%
Consolidated Energy Finance SA 5.63%, 10/15/2028(1)(2)	17,085	15,804
EverArc Escrow SARL 5.00%, 10/30/2029(1)	31,571	28,848
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029(1)	8,542	7,947
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	28,255
5.25%, 12/15/2029(2)	79,014	80,199
5.65%, 12/1/2044(2)	4,854	4,441

		165,494
COMMERCIAL SERVICES - 0.2%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(1)	16,154	15,589

DISTRIBUTION/WHOLESALE - 0.1%
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029(1)	3,705	3,455

DIVERSIFIED FINANCIAL SERVICES - 5.2%
AG Issuer LLC 6.25%, 3/1/2028(1)	44,996	44,996
NFP Corp.
4.88%, 8/15/2028(1)	26,065	24,892
6.88%, 8/15/2028(1)	205,579	196,328
VistaJet Malta Finance plc 6.38%, 2/1/2030(1)(2)	85,703	80,635

		346,851
ENGINEERING & CONSTRUCTION - 0.5%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028(1)	32,372	31,967

ENTERTAINMENT - 0.9%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030(1)(8)	12,781	12,909
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(1)	24,293	24,414
Magallanes, Inc.
4.28%, 3/15/2032(1)	420	422
5.14%, 3/15/2052(1)	1,678	1,717
Penn National Gaming, Inc. 4.13%, 7/1/2029(1)	22,574	20,208

		59,670
FOOD - 1.1%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	79,212	75,845

FOOD SERVICE - 1.2%
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	16,184	15,737
10.50%, 5/15/2029(1)	65,171	66,474

		82,211
FOREST PRODUCTS & PAPER - 0.2%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028(1)(2)	17,834	16,434

HAND/MACHINE TOOLS - 0.7%
Werner FinCo LP 8.75%, 7/15/2025(1)	46,856	48,262

HEALTHCARE-PRODUCTS - 2.1%
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(1)	139,265	128,820
5.25%, 10/1/2029(1)	12,842	11,939

		140,759
HEALTHCARE-SERVICES - 1.0%
HCA, Inc. 3.50%, 9/1/2030	12,810	12,375
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	8,955	8,922
10.00%, 4/15/2027(1)	41,565	43,643

		64,940
INSURANCE - 9.1%
Acrisure LLC
4.25%, 2/15/2029(1)	20,140	18,296
6.00%, 8/1/2029(1)	79,070	73,110
7.00%, 11/15/2025(1)	92,952	92,924
10.13%, 8/1/2026(1)	48,540	51,695
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	2,569	2,471
5.88%, 11/1/2029(1)	15,595	14,991
6.75%, 10/15/2027(1)	10,008	9,887
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)(3)	126,265	130,368
AssuredPartners, Inc. 7.00%, 8/15/2025(1)	33,750	33,539
BroadStreet Partners, Inc. 5.88%, 4/15/2029(1)	59,428	55,417
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	62,677	63,407
Highlands Holdings Bond Issuer Ltd. 7.63%, 10/15/2025(1)(2)	16,874	16,944
HUB International Ltd. 7.00%, 5/1/2026(1)	41,266	41,743
Ryan Specialty Group LLC 4.38%, 2/1/2030(1)	6,905	6,525

		611,317
INTERNET - 0.4%
Cars.com, Inc. 6.38%, 11/1/2028(1)	17,239	17,116
Millennium Escrow Corp. 6.63%, 8/1/2026(1)	9,223	8,757

		25,873
IRON/STEEL - 0.6%
Big River Steel LLC 6.63%, 1/31/2029(1)	36,266	38,051
Commercial Metals Co. 3.88%, 2/15/2031	2,637	2,395

		40,446
LEISURE TIME - 7.4%
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,504
5.75%, 3/1/2027(1)	110,287	105,177
6.00%, 5/1/2029(1)	83,290	78,488
7.63%, 3/1/2026(1)	7,882	7,933
Lindblad Expeditions LLC 6.75%, 2/15/2027(1)(4)	25,838	25,903
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(1)	13,223	11,702
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	16,413
5.88%, 3/15/2026(1)	47,354	44,994
5.88%, 2/15/2027(1)	6,824	6,721
7.75%, 2/15/2029(1)	33,284	33,515

Artisan Partners Funds	19

	Principal Amount		Value
LEISURE TIME (CONTINUED)
NCL Finance Ltd. 6.13%, 3/15/2028(1)		$73,123	$67,810
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)		17,804	16,561
5.38%, 7/15/2027(1)		8,553	8,218
5.50%, 8/31/2026(1)		26,365	25,621
5.50%, 4/1/2028(1)		35,497	33,840

			495,400
LODGING - 0.6%
Boyd Gaming Corp. 4.75%, 6/15/2031(1)		9,302	8,965
Full House Resorts, Inc. 8.25%, 2/15/2028(1)		12,921	13,212
MGM Resorts International
4.63%, 9/1/2026		4,248	4,185
4.75%, 10/15/2028		13,235	12,809
5.50%, 4/15/2027		2,223	2,245

			41,416
MEDIA - 7.8%
CCO Holdings LLC
4.25%, 2/1/2031(1)		42,817	38,857
4.25%, 1/15/2034(1)		4,409	3,829
4.50%, 8/15/2030(1)		64,599	60,613
4.50%, 5/1/2032		54,492	49,844
4.75%, 3/1/2030(1)		31,605	30,348
CSC Holdings LLC
4.50%, 11/15/2031(1)		8,967	8,037
4.63%, 12/1/2030(1)		78,174	65,376
5.25%, 6/1/2024		15,676	15,696
5.38%, 2/1/2028(1)		6,632	6,437
6.50%, 2/1/2029(1)		12,161	12,257
7.50%, 4/1/2028(1)		16,441	16,153
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)		18,823	17,082
5.50%, 3/1/2030(1)		57,038	49,364
5.88%, 3/15/2026(1)		7,138	6,958
Virgin Media Finance plc 5.00%, 7/15/2030(1)(2)		43,443	41,032
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)		19,597	18,274
5.50%, 5/15/2029(1)(2)		27,393	27,188
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(1)(2)		8,823	8,470
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)		7,967	7,415
6.00%, 1/15/2027(1)(2)		27,070	27,239
Ziggo BV 4.88%, 1/15/2030(1)(2)		17,024	16,032

			526,501
MINING - 0.9%
Compass Minerals International, Inc.
4.88%, 7/15/2024(1)		10,392	10,275
6.75%, 12/1/2027(1)		52,402	53,062

			63,337
MISCELLANEOUS MANUFACTURING - 1.2%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 4.16%, 6/15/2022(5)(6)		86,258	82,700

OIL & GAS - 7.4%
Callon Petroleum Co.
6.13%, 10/1/2024		23,142	23,026
8.00%, 8/1/2028(1)		118,846	125,284
8.25%, 7/15/2025		3,046	3,077
Comstock Resources, Inc. 7.50%, 5/15/2025(1)		11,113	11,280
CrownRock LP 5.00%, 5/1/2029(1)		25,257	25,257
Endeavor Energy Resources LP 5.75%, 1/30/2028(1)		33,200	34,320
Laredo Petroleum, Inc.
7.75%, 7/31/2029(1)		89,440	90,003
10.13%, 1/15/2028		8,612	9,255
Matador Resources Co. 5.88%, 9/15/2026		55,779	56,800
MEG Energy Corp. 5.88%, 2/1/2029(1)(2)		33,922	34,389

OIL & GAS (CONTINUED)
Range Resources Corp.
5.00%, 8/15/2022		9,500	9,500
5.00%, 3/15/2023		5,000	5,035
SM Energy Co.
5.63%, 6/1/2025		8,964	8,953
6.50%, 7/15/2028		19,447	20,068
6.63%, 1/15/2027		4,218	4,324
Strathcona Resources Ltd. 6.88%, 8/1/2026(1)(2)		33,591	33,843
Tap Rock Resources LLC 7.00%, 10/1/2026(1)		3,307	3,423

			497,837
PACKAGING & CONTAINERS - 0.4%
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(1)(8)		6,725	6,801
8.75%, 4/15/2030(1)(8)		20,692	19,476

			26,277
PHARMACEUTICALS - 0.9%
BellRing Brands, Inc. 7.00%, 3/15/2030(1)		56,194	57,388

REAL ESTATE - 1.2%
Realogy Group LLC
4.88%, 6/1/2023(1)		55,335	55,681
5.75%, 1/15/2029(1)		26,972	25,421

			81,102
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
American Finance Trust, Inc. 4.50%, 9/30/2028(1)		30,346	27,315
Global Net Lease, Inc. 3.75%, 12/15/2027(1)		47,508	43,706
Iron Mountain, Inc.
5.00%, 7/15/2028(1)		1,919	1,871
5.25%, 7/15/2030(1)		14,936	14,637
Park Intermediate Holdings LLC 5.88%, 10/1/2028(1)		12,161	12,150
Uniti Group LP 4.75%, 4/15/2028(1)		17,806	16,805
XHR LP 4.88%, 6/1/2029(1)		22,647	22,000

			138,484
RETAIL - 4.9%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)		17,053	15,881
Brinker International, Inc.
3.88%, 5/15/2023		1,000	1,002
5.00%, 10/1/2024(1)		25,349	25,286
Dave & Buster’s, Inc. 7.63%, 11/1/2025(1)		35,423	37,270
LCM Investments Holdings II LLC 4.88%, 5/1/2029(1)		26,332	24,870
Nordstrom, Inc.
4.00%, 3/15/2027		16,561	15,952
4.38%, 4/1/2030		48,672	45,475
5.00%, 1/15/2044		98,226	87,951
SRS Distribution, Inc.
6.00%, 12/1/2029(1)		48,122	44,513
6.13%, 7/1/2029(1)		2,803	2,586
Superior Plus LP 4.25%, 5/18/2028(1)(2)	CAD	6,705	5,055
Yum! Brands, Inc. 5.38%, 4/1/2032(8)		17,057	17,095

			322,936
SOFTWARE - 0.4%
Castle US Holding Corp. 9.50%, 2/15/2028(1)		25,953	25,764

TELECOMMUNICATIONS - 3.8%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)		62,105	53,565
10.50%, 5/15/2027(1)(2)		25,971	27,179
Altice France SA
5.13%, 7/15/2029(1)(2)		8,550	7,663
5.50%, 1/15/2028(1)(2)		7,974	7,390
5.50%, 10/15/2029(1)(2)		72,936	65,444
Level 3 Financing, Inc. 3.75%, 7/15/2029(1)		1,710	1,515
Sprint Capital Corp. 8.75%, 3/15/2032		8,536	11,498
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(1)(2)		38,598	35,302

20	Artisan Partners Funds

	Principal Amount	Value
TELECOMMUNICATIONS (CONTINUED)
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	$19,804	$18,224
6.13%, 3/1/2028(1)	35,262	31,560

		259,340

Total corporate bonds (Cost $4,636,309)		4,577,554

BANK LOANS - 22.2%

ADVERTISING - 0.4%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 12/17/2026(6)	25,875	25,451

AEROSPACE/DEFENSE - 0.5%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 4/6/2026(6)	6,328	6,207
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.71%, 6/19/2026(6)	27,368	26,454
Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 4/6/2026(6)	3,402	3,337

		35,998
APPAREL - 0.5%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028(2)(6)	34,893	34,486

AUTO PARTS & EQUIPMENT - 0.8%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(6)	57,914	55,100

BUILDING MATERIALS - 0.5%
ACProducts Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(6)	26,613	23,937
Icebox Holdco III, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.76%, 12/21/2029(6)	8,493	8,302

		32,239
CHEMICALS - 0.7%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 12/29/2027(6)	38,296	37,147
Geon Performance Solutions LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 8/18/2028(6)	7,826	7,792

		44,939
COMMERCIAL SERVICES - 2.7%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028(6)	9,820	9,709
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 8.75%, 3/19/2029(6)	17,830	17,563
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.75%, 12/21/2028(6)	29,200	28,616
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.76%, 7/19/2028(6)	52,615	51,936
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 12/22/2025(6)	66,899	61,913
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.51%, 5/22/2026(6)	7,321	7,174
PECF USS Intermediate Holding III Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.76%, 12/15/2028(6)	4,316	4,270

		181,181
ENTERTAINMENT - 0.7%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028(6)	27,328	27,020
Lucky Bucks LLC First Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027(6)	19,766	19,321
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 7/30/27(6)	258	252

		46,593
FOOD SERVICE - 1.3%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.00%, 5/15/2028(6)	69,382	68,237
TKC Midco 1 LLC First Lien Term Loan, 12.00%, 2/15/2027	18,035	17,855

		86,092
HEALTHCARE-SERVICES - 0.5%
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026(6)	33,530	33,232

HOUSEHOLD PRODUCTS/WARES - 0.0%(7)
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 7/21/2028(6)	2,981	2,877

INSURANCE - 0.3%
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 2/12/2027(6)	13,775	13,590
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.46%, 1/27/2027(6)	8,868	8,693

		22,283
INTERNET - 1.3%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(6)	52,213	51,271
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028(6)	33,815	33,604

		84,875
INVESTMENT COMPANIES - 0.9%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 6.75%, 11/5/2029(6)	59,570	58,850

LEISURE TIME - 1.0%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 10/18/2028(6)	8,639	8,434
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 1/2/2024(6)	13,020	12,499
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 6.25%), 7.00%, 2/9/2026(6)	43,307	43,740

		64,673
LODGING - 0.3%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 10/4/2028(6)	17,895	17,671

MACHINERY-DIVERSIFIED - 0.1%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(6)	3,763	3,704

PACKAGING & CONTAINERS - 0.2%
Clydesdale Acquisition Holdings, Inc. Term Loan (SOFR + 4.25%), 4.78%, 3/30/2029(6)	12,289	12,084

PHARMACEUTICALS - 0.1%
Sharp Midco LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 12/31/2028(6)	4,101	4,070

RETAIL - 0.8%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 4/7/2025(6)	17,216	16,769
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024(6)	43,945	43,651

		60,420
SOFTWARE - 7.3%
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.51%, 9/19/2025(6)	28,494	28,293
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.21%, 1/29/2027(6)	4,917	4,745

Artisan Partners Funds	21

	Principal Amount	Value
SOFTWARE (CONTINUED)
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 12/29/2028(6)	$10,610	$9,735
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.25%, 2/12/2029(6)	28,018	27,388
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/2027(6)	13,247	12,985
(ICE LIBOR USD 3 Month + 4.25%), 5.00%, 12/1/2027(6)	29,651	29,192
Ivanti Software, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 7.77%, 12/1/2028(6)	6,435	6,338
Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 5.00%, 11/3/2027(6)	14,350	13,979
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 5.75%, 3/1/2029(6)	26,512	25,982
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 5.33%, 7/27/2027(6)	25,540	24,391
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(6)	54,100	53,419
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.71%, 5/30/2025(6)	70,271	69,349
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.46%, 5/29/2026(6)	36,536	36,125
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026(6)	28,197	27,941
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 5.75%, 5/3/2027(6)	91,718	90,872
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/6/2028(6)	36,981	36,488

		497,222
TELECOMMUNICATIONS - 0.8%
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028(6)	35,575	34,804
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.51%, 10/4/2028(6)	23,845	23,234

		58,038
TRANSPORTATION - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.80%, 8/4/2025(6)	5,986	5,507
(ICE LIBOR USD 3 Month + 5.50%), 5.96%, 8/4/2025(6)	26,552	24,428
(ICE LIBOR USD 3 Month + 5.50%), 6.01%, 8/4/2025(6)	5,694	5,238
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 8/4/2025(6)	356	328

		35,501

Total bank loans (Cost $1,512,729)		1,497,579

	Shares Held
COMMON STOCK - 0.3%

MISCELLANEOUS MANUFACTURING - 0.3%
Utex Equity (Cost $10,178)*(4)(9)	364	22,566

SHORT-TERM INVESTMENT - 6.2%

INVESTMENT COMPANY - 6.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $417,998)	417,998	417,998

Total investments - 96.6% (Cost $6,577,214)		6,515,697

Other assets less liabilities - 3.4%		225,220

Total net assets - 100.0%#		$6,740,917

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	U.S. dollar
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	U.S. dollar
Altice France SA, 5.50%, 10/15/2029	France	U.S. dollar
Altice France SA, 5.13%, 7/15/2029	France	U.S. dollar
Altice France SA, 5.50%, 1/15/2028	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Birkenstock US BidCo, Inc. First Lien Term Loan B, 3.75%, 4/28/2028	Germany	U.S. dollar
Bombardier, Inc., 6.00%, 2/15/2028	Canada	U.S. dollar
Bombardier, Inc., 7.88%, 4/15/2027	Canada	U.S. dollar
Bombardier, Inc., 7.13%, 6/15/2026	Canada	U.S. dollar
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	U.S. dollar
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
MEG Energy Corp., 5.88%, 2/1/2029	Canada	U.S. dollar
Methanex Corp., 5.65%, 12/1/2044	Canada	U.S. dollar
Methanex Corp., 5.25%, 12/15/2029	Canada	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	U.S. dollar
Superior Plus LP, 4.25%, 5/18/2028	Canada	Canadian dollar
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	U.S. dollar
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	U.S. dollar
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	U.S. dollar
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	U.S. dollar
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	U.S. dollar
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo BV, 4.88%, 1/15/2030	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Defaulted securities.
(5)	Perpetual security. The rate reflected was the rate in effect on March 31, 2022. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(7)	Amount rounds to less than 0.1%.
(8)	When-issued security.
(9)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $22,567, or 0.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	5,175	CAD	6,590	JPM	9/23/2022	$(93)

22	Artisan Partners Funds

FUTURES CONTRACTS
Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Position Contracts
U.S. Treasury 10 Year Note	(105)	6/21/2022	USD	$10,500	$(12,902)	$290
U.S. Treasury Long Bond	(450)	6/21/2022	USD	45,000	(67,528)	2,041

Net unrealized appreciation						$2,331

The Fund has recorded a liability of $307 as of March 31, 2022, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Acrisure LLC	United States	3.5%
NFP Corp.	United States	3.3
Carnival Corp.	United States	3.0
CCO Holdings LLC	United States	2.7
Callon Petroleum Co.	United States	2.2
Nordstrom, Inc.	United States	2.2
Mozart Debt Merger Sub, Inc.	United States	2.1
Ardonagh Midco 2 plc	United Kingdom	1.9
CSC Holdings LLC	United States	1.8
Methanex Corp.	Canada	1.7

Total		24.4%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	23

ARTISAN International FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 98.1%

BELGIUM - 2.8%
UCB SA(1)	1,709	$204,580

BRAZIL - 1.1%
Vale SA	3,935	78,947

CANADA - 6.5%
Canadian National Railway Co.	765	102,577
Canadian Pacific Railway Ltd.	3,583	295,722
Kinaxis, Inc.*	665	87,072

		485,371
DENMARK - 1.7%
Ascendis Pharma A/S, ADR*	1,086	127,464

FRANCE - 12.9%
Air Liquide SA(1)	1,418	248,065
Airbus SE*(1)	855	103,371
BNP Paribas SA(1)	4,891	278,503
Capgemini SE(1)	1,286	286,049
LVMH Moet Hennessy Louis Vuitton SE(1)	55	39,321

		955,309
GERMANY - 17.8%
Allianz SE(1)	936	223,619
Bayerische Motoren Werke AG(1)	908	78,647
Brenntag SE(1)	1,836	148,456
Deutsche Boerse AG(1)	1,701	305,598
Deutsche Post AG(1)	4,192	201,275
Deutsche Telekom AG(1)	10,516	196,408
Porsche Automobil Holding SE (Preference)(1)	227	21,998
Volkswagen AG (Preference)(1)	809	139,850

		1,315,851
INDIA - 1.6%
Reliance Industries Ltd.(1)	3,403	117,774

IRELAND - 2.4%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	12,163	181,514

ISRAEL - 1.9%
Nice Ltd., ADR*	626	137,174

ITALY - 1.9%
Intesa Sanpaolo SpA(1)	61,962	141,627

JAPAN - 2.4%
Hoya Corp.(1)	595	67,841
Sony Group Corp.(1)	537	55,416
Toyota Industries Corp.(1)	777	53,447

		176,704
NETHERLANDS - 12.4%
Argenx SE, ADR*	634	200,061
Argenx SE*(1)	20	6,181
ING Groep NV(1)	16,013	167,346
Koninklijke DSM NV(1)	1,395	249,337
Shell plc(1)	10,212	280,246
Shell plc, ADR	353	19,416

		922,587
RUSSIA - 0.0%
MMC Norilsk Nickel PJSC, ADR(1)(4)	4,881	–
Sberbank of Russia PJSC, ADR(1)(4)	9,611	–

		–
SPAIN - 1.1%
Ferrovial SA(1)	2,981	78,927

SWITZERLAND - 6.8%
Alcon, Inc.(1)	1,122	88,592
Barry Callebaut AG(1)	30	70,657
Medacta Group SA*(1)	434	51,731
Nestle SA(1)	1,239	160,811
Roche Holding AG(1)	336	132,884

		504,675
TAIWAN - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	7,140	147,615

UNITED KINGDOM - 9.4%
Barclays plc(1)	107,389	208,615
Diageo plc(1)	1,380	69,750
Experian plc(1)	734	28,317
International Consolidated Airlines Group SA*(1)	33,867	62,509
Linde plc(1)	1,027	330,993

		700,184
UNITED STATES - 13.4%
Alphabet, Inc., Class A*	69	191,674
Alphabet, Inc., Class C*	34	95,666
Amazon.com, Inc.*	83	270,778
Aon plc, Class A	683	222,449
Schlumberger NV	5,095	210,464

		991,031

Total common stocks and equity-linked security (Cost $6,278,343)		7,267,334

SHORT-TERM INVESTMENT - 0.8%

INVESTMENT COMPANY - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $61,862)	61,862	61,862

Total investments - 98.9% (Cost $6,340,205)		7,329,196

Other assets less liabilities - 1.1%		83,376

Total net assets - 100.0%#		$7,412,572

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,227,870, or 70.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 02/24/2022	$225,903	$181,514	2.4%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

24	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$483,748	6.6%
Consumer Discretionary	606,010	8.3
Consumer Staples	301,218	4.1
Energy	627,900	8.6
Financials	1,729,271	23.6
Health Care	879,334	12.0
Industrials	1,074,601	14.7
Information Technology	657,910	9.0
Materials	907,342	12.3
Short-Term Investment	61,862	0.8

Total investments	$7,329,196	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$78,947	1.1%
British pound	649,437	8.9
Canadian dollar	485,371	6.6
Euro	3,450,151	47.1
Indian rupee	117,774	1.6
Japanese yen	176,704	2.4
New Taiwan dollar	147,615	2.0
Swiss franc	504,675	6.9
U.S. dollar	1,718,522	23.4

Total investments	$7,329,196	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	4.5%
Deutsche Boerse AG	Germany	4.1
Shell plc	Netherlands	4.0
Canadian Pacific Railway Ltd.	Canada	4.0
Alphabet, Inc.	United States	3.9
Capgemini SE	France	3.9
BNP Paribas SA	France	3.8
Amazon.com, Inc.	United States	3.7
Koninklijke DSM NV	Netherlands	3.4
Air Liquide SA	France	3.3

Total		38.6%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	25

ARTISAN International Small-Mid FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

AUSTRALIA - 0.1%
Telix Pharmaceuticals Ltd.*(1)	1,702	$5,241

BELGIUM - 0.1%
Azelis Group NV*(1)	229	5,524

BRAZIL - 2.5%
Afya Ltd., Class A*	1,086	15,645
Hapvida Participacoes e Investimentos SA	16,998	42,556
Rumo SA*	7,594	29,636
Vibra Energia SA	9,570	46,834

		134,671
CANADA - 4.8%
Altus Group Ltd.	1,720	69,484
CAE, Inc.*	3,542	92,202
Descartes Systems Group, Inc. (The)*	631	46,233
Kinaxis, Inc.*	384	50,245
TECSYS, Inc.	30	756

		258,920
CHINA - 0.2%
I-Mab, ADR*	621	10,084
Jacobio Pharmaceuticals Group Co. Ltd.*(1)	2,506	2,516

		12,600
COSTA RICA - 0.3%
Establishment Labs Holdings, Inc.*	197	13,258

DENMARK - 4.4%
ALK-Abello A/S*(1)	1,406	30,958
Ambu A/S, Class B(1)	1,771	26,011
Carlsberg A/S, Class B(1)	205	25,021
DSV A/S(1)	251	48,049
Genmab A/S*(1)	175	63,412
Vestas Wind Systems A/S(1)	1,401	41,358

		234,809
FINLAND - 2.1%
BasWare OYJ*(1)	110	2,588
Metso Outotec OYJ(1)	10,988	92,699
Revenio Group OYJ*(1)	186	9,756
Vaisala OYJ, Class A(1)	167	7,957

		113,000
FRANCE - 3.4%
Gaztransport Et Technigaz SA(1)	746	83,595
Lectra(1)	1,647	78,233
Ubisoft Entertainment SA*(1)	412	18,144

		179,972
GERMANY - 3.9%
AIXTRON SE(1)	2,754	60,968
Carl Zeiss Meditec AG(1)	92	14,960
Gerresheimer AG(1)	589	43,080
Hamburger Hafen und Logistik AG(1)	1,308	23,334
MorphoSys AG*(1)	477	13,075
Symrise AG(1)	467	56,075

		211,492
ICELAND - 0.5%
Ossur HF*(1)	4,683	27,335

INDIA - 1.9%
IndiaMart InterMesh Ltd.(1)	499	28,279
WNS Holdings Ltd., ADR*	880	75,268

		103,547
ISRAEL - 8.5%
Compugen Ltd.*	525	1,690
Kornit Digital Ltd.*	1,553	128,383
Max Stock Ltd.(1)	4,636	12,325
Nice Ltd., ADR*	913	199,846
Radware Ltd.*(2)	2,368	75,708
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	222	17,720
Tel Aviv Stock Exchange Ltd.(1)	3,931	20,121

		455,793
ITALY - 1.2%
Davide Campari-Milano NV(1)	3,350	38,966
Moncler SpA(1)	419	23,312

		62,278
JAPAN - 14.3%
Azbil Corp.(1)	2,647	88,149
Carenet, Inc.(1)(2)	3,544	24,776
CKD Corp.(1)(2)	4,277	65,422
Daikokutenbussan Co. Ltd.(1)(2)	934	39,645
en-japan, Inc.(1)	666	15,994
Fujitec Co. Ltd.(1)	3,144	80,851
GMO Financial Gate, Inc.(1)	129	16,170
Jeol Ltd.(1)	658	36,445
Kobe Bussan Co. Ltd.(1)	698	21,448
Money Forward, Inc.*(1)	852	37,687
Morinaga Milk Industry Co. Ltd.(1)	893	38,187
Obic Co. Ltd.(1)	162	24,199
Plus Alpha Consulting Co. Ltd.(1)	304	6,570
Raccoon Holdings, Inc.(1)(2)	2,214	22,763
Rohm Co. Ltd.(1)	618	48,019
SG Holdings Co. Ltd.(1)	4,595	86,601
Temairazu, Inc.(1)(2)	344	13,290
Toshiba Corp.(1)	2,128	80,766
Ubicom Holdings, Inc.(1)(2)	893	18,006

		764,988
NETHERLANDS - 2.6%
Argenx SE*(1)	47	14,889
IMCD NV(1)	417	70,985
Koninklijke DSM NV(1)	305	54,584

		140,458
SPAIN - 0.7%
Almirall SA(1)	3,101	39,322

SWEDEN - 3.5%
AAK AB(1)	2,121	39,327
Elekta AB, Class B(1)	1,111	8,717
Fortnox AB(1)	13,600	74,529
Swedish Orphan Biovitrum AB*(1)	2,825	66,788

		189,361
SWITZERLAND - 7.8%
Alcon, Inc.(1)	1,397	110,388
Baloise Holding AG(1)	330	58,800
Barry Callebaut AG(1)	26	60,279
Belimo Holding AG(1)	103	54,447
Burckhardt Compression Holding AG(1)	66	34,848
Comet Holding AG(1)	131	37,899
Siegfried Holding AG*(1)	43	35,161
Tecan Group AG(1)	66	25,974

		417,796

26	Artisan Partners Funds

	Shares Held	Value
THAILAND - 1.3%
Fabrinet*	663	$69,658

UNITED KINGDOM - 16.2%
Alphawave IP Group plc*(1)	8,240	18,957
ASOS plc*(1)	1,023	21,547
B&M European Value Retail SA(1)	5,558	38,940
Balfour Beatty plc(1)	6,670	22,454
boohoo Group plc*(1)	20,741	23,983
Britvic plc(1)	3,392	35,828
ConvaTec Group plc(1)	38,067	107,218
Electrocomponents plc(1)	7,146	101,046
Ergomed plc*(1)	1,203	21,279
HomeServe plc(1)	2,729	30,070
Howden Joinery Group plc(1)	6,602	66,218
JD Sports Fashion plc(1)	15,269	29,568
JET2 plc*(1)	6,280	94,116
Moonpig Group plc*(1)	2,770	8,119
Orchard Therapeutics plc, ADR*	2,126	1,514
Oxford Biomedica plc*(1)	1,774	15,695
Rotork plc(1)	19,605	83,497
Smiths Group plc(1)	1,329	25,189
St. James’s Place plc(1)	3,092	58,300
THG plc*(1)	2,046	2,447
Trainline plc*(1)	8,005	26,153
YouGov plc(1)	1,926	34,485

		866,623
UNITED STATES - 16.5%
Agilysys, Inc.*	917	36,577
Alkermes plc*	1,669	43,899
Alnylam Pharmaceuticals, Inc.*	77	12,501
BioCryst Pharmaceuticals, Inc.*	1,837	29,864
CyberArk Software Ltd.*	609	102,726
Envista Holdings Corp.*	1,071	52,186
Glaukos Corp.*	1,282	74,145
Ingersoll Rand, Inc.	1,206	60,738
Inspire Medical Systems, Inc.*	112	28,687
Lantheus Holdings, Inc.*	1,103	61,027
Legend Biotech Corp., ADR*	1,162	42,236
Madrigal Pharmaceuticals, Inc.*	146	14,278
MaxCyte, Inc.*	835	5,834
Model N, Inc.*(2)	2,111	56,786
Myriad Genetics, Inc.*	1,516	38,203
NanoString Technologies, Inc.*	220	7,636
Nevro Corp.*	241	17,397
Quotient Ltd.*	311	373
Relay Therapeutics, Inc.*	201	6,005
STAAR Surgical Co.*	193	15,412
Varex Imaging Corp.*	1,058	22,530
Verastem, Inc.*	1,246	1,757
ViewRay, Inc.*(2)	11,627	45,579
Wolfspeed, Inc.*	954	108,598

		884,974
Total common stocks (Cost $4,530,290)		5,191,620

SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $109,311)	109,311	109,311

Total investments - 98.8% (Cost $4,639,601)		5,300,931

Other assets less liabilities - 1.2%		64,705

Total net assets - 100.0%#		$5,365,636

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,337,646, or 62.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$52,629	1.0%
Consumer Discretionary	284,926	5.4
Consumer Staples	316,419	6.0
Energy	83,595	1.5
Financials	137,221	2.6
Health Care	1,331,644	25.1
Industrials	1,462,709	27.6
Information Technology	1,342,334	25.3
Materials	110,659	2.1
Real Estate	69,484	1.3
Short-Term Investment	109,311	2.1

Total investments	$5,300,931	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$5,241	0.1%
Brazilian real	119,026	2.3
British pound	865,109	16.3
Canadian dollar	258,920	4.9
Danish krone	262,144	4.9
Euro	752,046	14.2
Hong Kong dollar	2,516	0.1
Indian rupee	28,279	0.5
Israel new shekel	50,166	0.9
Japanese yen	764,988	14.4
Swedish krona	189,361	3.6
Swiss franc	417,796	7.9
U.S. dollar	1,585,339	29.9

Total investments	$5,300,931	100.0%

Artisan Partners Funds	27

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.7%
Kornit Digital Ltd.	Israel	2.4
Alcon, Inc.	Switzerland	2.1
Wolfspeed, Inc.	United States	2.0
ConvaTec Group plc	United Kingdom	2.0
CyberArk Software Ltd.	United States	1.9
Electrocomponents plc	United Kingdom	1.9
JET2 plc	United Kingdom	1.8
Metso Outotec OYJ	Finland	1.7
CAE, Inc.	Canada	1.7

Total		21.2%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

28	Artisan Partners Funds

ARTISAN International Value FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.0%

BELGIUM - 2.5%
Groupe Bruxelles Lambert SA(1)	5,868	$608,570

BRAZIL - 1.4%
Telefonica Brasil SA, ADR	29,870	336,037

CANADA - 5.9%
Alimentation Couche-Tard, Inc.	22,638	1,019,835
Suncor Energy, Inc.	12,862	418,736

		1,438,571
CHINA - 6.3%
Alibaba Group Holding Ltd.*(1)	42,555	582,466
Anhui Conch Cement Co. Ltd., Class H(1)	48,002	246,009
Hengan International Group Co. Ltd.(1)	52,981	244,563
Trip.com Group Ltd.*(1)	19,012	447,846

		1,520,884
FINLAND - 1.4%
Nokia OYJ, ADR*	51,471	281,031
Nokia OYJ*(1)	10,963	60,352

		341,383
FRANCE - 8.1%
Danone SA(1)	16,704	920,173
Safran SA(1)	4,674	549,299
Sodexo SA(1)	5,266	427,505
Sodexo SA (Registered Shares)*(1)(2)	737	59,854

		1,956,831
GERMANY - 2.3%
Fresenius Medical Care AG & Co. KGaA(1)	8,293	556,117

INDIA - 4.0%
HCL Technologies Ltd.(1)	51,415	785,074
Indus Towers Ltd.*(1)	64,901	188,122

		973,196
IRELAND - 2.2%
CRH plc(1)	6,419	257,016
Ryanair Holdings plc*(1)	1,846	27,543
Ryanair Holdings plc, Equity-Linked Security*(1)(3)(4)	16,410	244,899

		529,458
ITALY - 0.1%
Iveco Group NV*(1)	4,104	26,670

JAPAN - 1.7%
Nintendo Co. Ltd.(1)	223	112,618
Seven & i Holdings Co. Ltd.(1)	6,234	296,608

		409,226
MEXICO - 0.8%
Gruma SAB de CV, Class B	15,690	196,728

NETHERLANDS - 2.9%
ING Groep NV(1)	48,020	501,843
Universal Music Group NV(1)	7,949	211,035

		712,878
SOUTH KOREA - 8.0%
NAVER Corp.(1)	2,012	562,646
Samsung Electronics Co. Ltd.(1)	16,441	939,249
Samsung Electronics Co. Ltd. (Preference)(1)	8,612	445,435

		1,947,330
SPAIN - 1.1%
CaixaBank SA(1)	81,608	275,051

SWITZERLAND - 15.2%
ABB Ltd.(1)	25,200	815,304
Cie Financiere Richemont SA(1)	3,538	448,812
Credit Suisse Group AG(1)	39,311	310,170
Holcim Ltd.*(1)	11,428	557,937
Novartis AG(1)	11,542	1,012,281
UBS Group AG(1)	27,202	531,453

		3,675,957
UNITED KINGDOM - 14.7%
Associated British Foods plc(1)	11,568	251,224
Berkeley Group Holdings plc*(1)	4,547	221,331
CNH Industrial NV(1)	18,878	298,920
Compass Group plc(1)	45,440	979,284
Inchcape plc(1)	9,080	79,265
Liberty Global plc, Class A*	8,003	204,153
Liberty Global plc, Class C*	6,771	175,440
Lloyds Banking Group plc(1)	770,021	471,405
RELX plc(1)	26,296	819,066
RELX plc(1)	2,406	74,910

		3,574,998
UNITED STATES - 12.4%
Arch Capital Group Ltd.*(5)	22,337	1,081,564
Garmin Ltd.	3,341	396,243
GlaxoSmithKline plc(1)	10,996	237,125
Sensata Technologies Holding plc*(5)	8,280	421,025
Tenaris SA(1)	11,751	177,103
Tenaris SA, ADR	1,713	51,516
White Mountains Insurance Group Ltd.	87	99,321
Willis Towers Watson plc	2,288	540,576

		3,004,473

Total common stocks and equity-linked security (Cost $18,364,787)		22,084,358

SHORT-TERM INVESTMENT - 7.5%

INVESTMENT COMPANY - 7.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $1,815,209)	1,815,209	1,815,209

Total investments - 98.5% (Cost $20,179,996)		23,899,567

Other assets less liabilities - 1.5%		370,104

Total net assets - 100.0%#		$24,269,671

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $16,862,153, or 69.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$59,854	0.2%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Artisan Partners Funds	29

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 03/22/2022	$294,586	$244,899	1.0%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD 301,399	JPY	34,449,167	JPM	4/21/2022	$18,335

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,790,051	7.5%
Consumer Discretionary	3,642,606	15.2
Consumer Staples	2,929,131	12.3
Energy	647,355	2.7
Financials	4,664,852	19.5
Health Care	1,805,523	7.6
Industrials	3,032,737	12.7
Information Technology	2,511,141	10.5
Materials	1,060,962	4.4
Short-Term Investment	1,815,209	7.6

Total investments	$23,899,567	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$3,058,700	12.8%
Canadian dollar	1,438,571	6.0
Euro	5,031,961	21.1
Hong Kong dollar	1,520,884	6.4
Indian rupee	973,196	4.1
Japanese yen	409,226	1.7
Korean won	1,947,330	8.1
Mexican peso	196,728	0.8
Swiss franc	3,675,957	15.4
U.S. dollar	5,647,014	23.6

Total investments	$23,899,567	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.7%
Arch Capital Group Ltd.	United States	4.5
Alimentation Couche-Tard, Inc.	Canada	4.2
Novartis AG	Switzerland	4.2
Compass Group plc	United Kingdom	4.0
Danone SA	France	3.8
RELX plc	United Kingdom	3.7
ABB Ltd.	Switzerland	3.4
HCL Technologies Ltd.	India	3.2
Groupe Bruxelles Lambert SA	Belgium	2.5

Total		39.2%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

30	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

AUTO COMPONENTS - 1.5%
Aptiv plc*	753	$90,104

BANKS - 4.6%
First Republic Bank	548	88,825
NU Holdings Ltd., Class A*(1)	3,757	29,007
SVB Financial Group*	282	157,719

		275,551
BIOTECHNOLOGY - 7.5%
Argenx SE, ADR*(1)	418	131,854
Ascendis Pharma A/S, ADR*(1)	1,414	165,923
BioNTech SE, ADR*(1)	174	29,659
Exact Sciences Corp.*	445	31,085
Genmab A/S*(1)(2)	255	92,331

		450,852
BUILDING PRODUCTS - 2.0%
Advanced Drainage Systems, Inc.	673	79,906
Trex Co., Inc.*	636	41,529

		121,435
CAPITAL MARKETS - 8.3%
LPL Financial Holdings, Inc.	629	114,908
MSCI, Inc.	230	115,493
Nasdaq, Inc.	742	132,179
Tradeweb Markets, Inc., Class A	1,505	132,239

		494,819
COMMUNICATIONS EQUIPMENT - 2.1%
Arista Networks, Inc.*	901	125,250

CONTAINERS & PACKAGING - 1.4%
Ball Corp.	944	84,993

DIVERSIFIED CONSUMER SERVICES - 0.6%
Chegg, Inc.*	963	34,954

ELECTRICAL EQUIPMENT - 1.8%
Generac Holdings, Inc.*	363	107,840

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
Cognex Corp.	725	55,953
Teledyne Technologies, Inc.*	258	121,917
Trimble, Inc.*	1,065	76,838

		254,708
ENTERTAINMENT - 2.5%
Roku, Inc.*	225	28,168
Zynga, Inc., Class A*	13,210	122,060

		150,228
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Cooper Cos., Inc. (The)	72	30,129
Dexcom, Inc.*	187	95,788
Envista Holdings Corp.*	620	30,210

		156,127
HEALTH CARE TECHNOLOGY - 3.3%
Veeva Systems, Inc., Class A*	919	195,231

HOTELS, RESTAURANTS & LEISURE - 2.2%
Chipotle Mexican Grill, Inc.*	83	131,399

INTERACTIVE MEDIA & SERVICES - 3.9%
Match Group, Inc.*	1,056	114,826
ZoomInfo Technologies, Inc.*	1,928	115,160

		229,986
INTERNET & DIRECT MARKETING RETAIL - 0.8%
Global-e Online Ltd.*(1)	1,496	50,523

IT SERVICES - 3.0%
Global Payments, Inc.	1,294	177,128

LEISURE PRODUCTS - 0.7%
YETI Holdings, Inc.*	694	41,645

LIFE SCIENCES TOOLS & SERVICES - 5.0%
Agilent Technologies, Inc.	639	84,624
Azenta, Inc.	881	73,040
Evotec SE*(1)(2)	1,195	36,113
NeoGenomics, Inc.*	887	10,776
West Pharmaceutical Services, Inc.	225	92,483

		297,036
MACHINERY - 5.1%
CNH Industrial NV(1)	3,832	60,770
Fortive Corp.	1,499	91,330
Ingersoll Rand, Inc.	3,042	153,152

		305,252
MEDIA - 1.2%
New York Times Co. (The), Class A	1,621	74,292

PHARMACEUTICALS - 3.0%
Catalent, Inc.*	1,616	179,214

PROFESSIONAL SERVICES - 1.7%
TransUnion	983	101,545

ROAD & RAIL - 1.1%
Lyft, Inc., Class A*	1,783	68,456

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
Entegris, Inc.	715	93,821
Lattice Semiconductor Corp.*	2,078	126,636
Monolithic Power Systems, Inc.	152	73,780
ON Semiconductor Corp.*	1,547	96,868

		391,105
SOFTWARE - 17.2%
Atlassian Corp. plc, Class A*	640	187,938
Bill.com Holdings, Inc.*	312	70,793
Ceridian HCM Holding, Inc.*	1,050	71,777
Datadog, Inc., Class A*	803	121,702
HubSpot, Inc.*	519	246,575
Synopsys, Inc.*	365	121,573
Tyler Technologies, Inc.*	156	69,549
Zscaler, Inc.*	576	138,994

		1,028,901
SPECIALTY RETAIL - 1.6%
Burlington Stores, Inc.*	511	93,080

Artisan Partners Funds	31

	Shares Held	Value
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Lululemon Athletica, Inc.*	188	$68,494
Under Armour, Inc., Class A*	1,697	28,891

		97,385

Total common stocks (Cost $3,753,990)		5,809,039

SHORT-TERM INVESTMENT - 1.7%

INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $99,783)	99,783	99,783

Total investments - 98.9% (Cost $3,853,773)		5,908,822

Other assets less liabilities - 1.1%		68,562

Total net assets - 100.0%#		$5,977,384

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
CNH Industrial NV	United Kingdom	U.S. dollar
Evotec SE	Germany	Euro
Genmab A/S	Denmark	Danish krone
Global-e Online Ltd.	Israel	U.S. dollar
NU Holdings Ltd.	Brazil	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $128,444, or 2.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$454,506	7.8%
Consumer Discretionary	539,090	9.1
Financials	770,370	13.0
Health Care	1,278,460	21.6
Industrials	704,528	11.9
Information Technology	1,977,092	33.5
Materials	84,993	1.4
Short-Term Investment	99,783	1.7

Total investments	$5,908,822	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$92,331	1.6%
Euro	36,113	0.6
U.S. dollar	5,780,378	97.8

Total investments	$5,908,822	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
HubSpot, Inc.	United States	4.1%
Veeva Systems, Inc.	United States	3.3
Atlassian Corp. plc	United States	3.1
Catalent, Inc.	United States	3.0
Global Payments, Inc.	United States	3.0
Ascendis Pharma A/S	Denmark	2.8
SVB Financial Group	United States	2.6
Ingersoll Rand, Inc.	United States	2.6
Zscaler, Inc.	United States	2.3
Tradeweb Markets, Inc.	United States	2.2

Total		29.0%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

AIR FREIGHT & LOGISTICS - 0.8%
Expeditors International of Washington, Inc.	141	$14,545

AUTO COMPONENTS - 3.9%
BorgWarner, Inc.	944	36,715
Gentex Corp.	1,243	36,251

		72,966
BANKS - 1.7%
M&T Bank Corp.	192	32,555

CAPITAL MARKETS - 5.7%
Carlyle Group, Inc. (The)	638	31,202
Moelis & Co., Class A	749	35,153
Northern Trust Corp.	348	40,525

		106,880
CHEMICALS - 4.2%
Celanese Corp.	212	30,308
Corteva, Inc.	855	49,139

		79,447
CONSUMER FINANCE - 2.1%
Synchrony Financial	1,154	40,164

DIVERSIFIED CONSUMER SERVICES - 1.8%
H&R Block, Inc.	1,307	34,032

ELECTRIC UTILITIES - 2.6%
OGE Energy Corp.	1,202	49,025

ELECTRICAL EQUIPMENT - 2.6%
nVent Electric plc	1,431	49,753

ENERGY EQUIPMENT & SERVICES - 2.7%
NOV, Inc.	2,581	50,622

ENTERTAINMENT - 3.0%
Electronic Arts, Inc.	256	32,390
Lions Gate Entertainment Corp., Class A*	479	7,784
Lions Gate Entertainment Corp., Class B*	1,046	15,726

		55,900
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
Lamar Advertising Co., Class A	485	56,309
PS Business Parks, Inc.	125	21,014
Public Storage	81	31,631
STORE Capital Corp.	525	15,345

		124,299
FOOD & STAPLES RETAILING - 3.9%
Kroger Co. (The)	777	44,598
Sysco Corp.	363	29,612

		74,210
FOOD PRODUCTS - 2.5%
Tyson Foods, Inc., Class A	537	48,160

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
DENTSPLY SIRONA, Inc.	753	37,074

HEALTH CARE PROVIDERS & SERVICES - 4.5%
AmerisourceBergen Corp.	253	39,193
Centene Corp.*	553	46,562

		85,755
HOTELS, RESTAURANTS & LEISURE - 8.8%
Expedia Group, Inc.*	389	76,167
Marriott International, Inc., Class A*	288	50,665
Vail Resorts, Inc.	148	38,618

		165,450
INSURANCE - 7.3%
Arch Capital Group Ltd.*	1,091	52,840
Globe Life, Inc.	490	49,293
Progressive Corp. (The)	320	36,437

		138,570
INTERACTIVE MEDIA & SERVICES - 2.0%
IAC/InterActiveCorp*	349	34,966
Vimeo, Inc.*	196	2,333

		37,299
MACHINERY - 1.3%
Otis Worldwide Corp.	327	25,162

MARINE - 1.8%
Kirby Corp.*	470	33,904

MEDIA - 7.2%
Liberty Broadband Corp., Class C*	109	14,748
Liberty Media Corp.-Liberty SiriusXM, Class A*	404	18,477
Liberty Media Corp.-Liberty SiriusXM, Class C*	402	18,374
News Corp., Class A	2,010	44,515
Omnicom Group, Inc.	464	39,384

		135,498
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
Jones Lang LaSalle, Inc.*	141	33,758

ROAD & RAIL - 3.3%
AMERCO	106	63,291

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Analog Devices, Inc.	424	70,037

SOFTWARE - 2.1%
Check Point Software Technologies Ltd.*(1)	281	38,916

SPECIALTY RETAIL - 2.5%
AutoNation, Inc.*	471	46,883

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
NetApp, Inc.	388	32,242

TRADING COMPANIES & DISTRIBUTORS - 1.9%
Air Lease Corp.	814	36,337

Total common stocks (Cost $977,841)		1,812,734

SHORT-TERM INVESTMENT - 3.6%

INVESTMENT COMPANY - 3.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $68,878)	68,878	68,878

Total investments - 99.6% (Cost $1,046,719)		1,881,612

Other assets less liabilities - 0.4%		8,212

Total net assets - 100.0%#		$1,889,824

Artisan Partners Funds	33

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$228,697	12.2%
Consumer Discretionary	319,331	17.0
Consumer Staples	122,370	6.5
Energy	50,622	2.7
Financials	318,169	16.9
Health Care	122,829	6.5
Industrials	222,992	11.8
Information Technology	141,195	7.5
Materials	79,447	4.2
Real Estate	158,057	8.4
Utilities	49,025	2.6
Short-Term Investment	68,878	3.7

Total investments	$1,881,612	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Expedia Group, Inc.	United States	4.0%
Analog Devices, Inc.	United States	3.7
AMERCO	United States	3.3
Lamar Advertising Co.	United States	3.0
Arch Capital Group Ltd.	United States	2.8
Marriott International, Inc.	United States	2.7
NOV, Inc.	United States	2.7
nVent Electric plc	United States	2.6
Globe Life, Inc.	United States	2.6
Corteva, Inc.	United States	2.6

Total		30.0%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

34	Artisan Partners Funds

ARTISAN SELECT EQUITY FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 93.5%

AEROSPACE & DEFENSE - 2.0%
BAE Systems plc(1)(2)	65		$617

AIR FREIGHT & LOGISTICS - 1.5%
FedEx Corp.	2		457

AIRLINES - 2.1%
Southwest Airlines Co.*	14		631

AUTOMOBILES - 4.7%
Harley-Davidson, Inc.	37		1,441

BANKS - 4.1%
Citigroup, Inc.	23		1,251

CAPITAL MARKETS - 4.4%
Bank of New York Mellon Corp. (The)	27		1,339

CHEMICALS - 4.9%
Axalta Coating Systems Ltd.*	61		1,509

CONSTRUCTION MATERIALS - 4.0%
HeidelbergCement AG(1)(2)	21		1,222

CONSUMER FINANCE - 5.3%
American Express Co.	9		1,620

DIVERSIFIED FINANCIAL SERVICES - 7.0%
Berkshire Hathaway, Inc., Class B*	6		2,128

FOOD & STAPLES RETAILING - 1.3%
Sprouts Farmers Market, Inc.*	12		383

FOOD PRODUCTS - 4.2%
Danone SA(1)(2)	23		1,284

HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
DENTSPLY SIRONA, Inc.	29		1,424

HEALTH CARE PROVIDERS & SERVICES - 6.7%
Anthem, Inc.	4		2,051

HOTELS, RESTAURANTS & LEISURE - 5.2%
Booking Holdings, Inc.*	–	(3)	348
Expedia Group, Inc.*	6		1,229

			1,577
INSURANCE - 10.3%
Alleghany Corp.*	1		889
Marsh & McLennan Cos., Inc.	5		810
Progressive Corp. (The)	13		1,448

			3,147
INTERACTIVE MEDIA & SERVICES - 10.0%
Alphabet, Inc., Class A*	1		1,502
Meta Platforms, Inc., Class A*	7		1,560

			3,062
INTERNET & DIRECT MARKETING RETAIL - 3.7%
Alibaba Group Holding Ltd., ADR*(1)	10		1,140

SPECIALTY RETAIL - 2.9%
Advance Auto Parts, Inc.	4		900

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.5%
Samsung Electronics Co. Ltd.(1)(2)	24		1,364

Total common stocks (Cost $25,047)			28,547

SHORT-TERM INVESTMENT - 6.1%

INVESTMENT COMPANY - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $1,864)	1,864		1,864

Total investments - 99.6% (Cost $26,911)			30,411

Other assets less liabilities - 0.4%			119

Total net assets - 100.0%#			$30,530

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	U.S. dollar
BAE Systems plc	United Kingdom	British pound
Danone SA	France	Euro
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,487, or 14.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount rounds to less than one.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,062	10.1%
Consumer Discretionary	5,058	16.6
Consumer Staples	1,667	5.5
Financials	9,485	31.2
Health Care	3,475	11.4
Industrials	1,705	5.6
Information Technology	1,364	4.5
Materials	2,731	9.0
Short-Term Investment	1,864	6.1

Total investments	$30,411	100.0%

Artisan Partners Funds	35

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$617	2.0%
Euro	2,506	8.3
Korean won	1,364	4.5
U.S. dollar	25,924	85.2

Total investments	$30,411	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	7.0%
Anthem, Inc.	United States	6.7
American Express Co.	United States	5.3
Meta Platforms, Inc.	United States	5.1
Axalta Coating Systems Ltd.	United States	4.9
Alphabet, Inc.	United States	4.9
Progressive Corp. (The)	United States	4.7
Harley-Davidson, Inc.	United States	4.7
DENTSPLY SIRONA, Inc.	United States	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5

Total		52.5%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN Small Cap FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

BANKS - 2.5%
Live Oak Bancshares, Inc.	582	$29,607
Silvergate Capital Corp., Class A*	292	44,003

		73,610
BIOTECHNOLOGY - 18.3%
Argenx SE, ADR*(1)	348	109,632
Ascendis Pharma A/S, ADR*(1)	945	110,963
Avid Bioservices, Inc.*	857	17,467
Denali Therapeutics, Inc.*	336	10,795
Halozyme Therapeutics, Inc.*	4,565	182,069
Iovance Biotherapeutics, Inc.*	1,732	28,845
Orchard Therapeutics plc, ADR*(1)	1,466	1,044
Veracyte, Inc.*	2,876	79,283

		540,098
BUILDING PRODUCTS - 3.0%
Advanced Drainage Systems, Inc.	508	60,346
AZEK Co., Inc. (The)*	449	11,155
Trex Co., Inc.*	256	16,746

		88,247
CAPITAL MARKETS - 1.7%
Morningstar, Inc.	179	48,870

CONSTRUCTION & ENGINEERING - 3.3%
Valmont Industries, Inc.	406	96,903

DIVERSIFIED CONSUMER SERVICES - 3.5%
Bright Horizons Family Solutions, Inc.*	225	29,829
Chegg, Inc.*	2,067	75,005

		104,834
ELECTRICAL EQUIPMENT - 0.6%
Shoals Technologies Group, Inc., Class A*	1,068	18,199

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
Novanta, Inc.*	646	91,943

ENTERTAINMENT - 1.7%
Zynga, Inc., Class A*	5,543	51,215

FOOD PRODUCTS - 0.9%
Freshpet, Inc.*	262	26,937

HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
iRhythm Technologies, Inc.*	172	27,129
Shockwave Medical, Inc.*	489	101,497
Vapotherm, Inc.*	1,268	17,627

		146,253
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Option Care Health, Inc.*	856	24,452

HEALTH CARE TECHNOLOGY - 0.7%
OptimizeRx Corp.*	529	19,941

HOTELS, RESTAURANTS & LEISURE - 3.9%
Papa John’s International, Inc.	546	57,440
Wingstop, Inc.	481	56,456

		113,896
HOUSEHOLD DURABLES - 0.3%
Traeger, Inc.*	1,222	9,089

INTERACTIVE MEDIA & SERVICES - 1.5%
Cargurus, Inc.*	157	6,647
Eventbrite, Inc., Class A*	1,949	28,787
Genius Sports Ltd.*(1)	1,628	7,488

		42,922
INTERNET & DIRECT MARKETING RETAIL - 1.2%
Global-e Online Ltd.*(1)	537	18,125
ThredUp, Inc., Class A*	2,187	16,841

		34,966
IT SERVICES - 0.9%
BigCommerce Holdings, Inc., Series 1*	1,256	27,529

LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.*	451	27,049

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Azenta, Inc.	527	43,671
NeoGenomics, Inc.*	1,875	22,778
Repligen Corp.*	102	19,094
Seer, Inc.*	393	5,993

		91,536
MACHINERY - 3.0%
Ingersoll Rand, Inc.	1,746	87,915

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Compass, Inc., Class A*	2,882	22,655

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.3%
Allegro MicroSystems, Inc.*(1)	1,365	38,755
Ambarella, Inc.*	199	20,907
Lattice Semiconductor Corp.*	2,529	154,155
Monolithic Power Systems, Inc.	268	130,352
Wolfspeed, Inc.*	422	48,030

		392,199
SOFTWARE - 22.1%
Avalara, Inc.*	459	45,671
Bentley Systems, Inc., Class B	831	36,735
Blackline, Inc.*	1,335	97,745
BTRS Holdings, Inc., Class A*	1,682	12,581
DoubleVerify Holdings, Inc.*	804	20,233
Freshworks, Inc., Class A*	1,057	18,935
Guidewire Software, Inc.*	767	72,583
HubSpot, Inc.*	111	52,918
Olo, Inc., Class A*	1,233	16,336
Paycor HCM, Inc.*	857	24,955
Procore Technologies, Inc.*	165	9,568
Q2 Holdings, Inc.*	1,322	81,473
Sprout Social, Inc., Class A*	152	12,170
Tyler Technologies, Inc.*	156	69,294
Workiva, Inc.*	702	82,810

		654,007
SPECIALTY RETAIL - 2.2%
Floor & Decor Holdings, Inc., Class A*	552	44,698
Leslie’s, Inc.*	1,077	20,853

		65,551

Total common stocks (Cost $2,281,826)		2,900,816

Artisan Partners Funds	37

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.3%

INVESTMENT COMPANY - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $8,522)	8,522	$8,522

Total investments - 98.5% (Cost $2,290,348)		2,909,338

Other assets less liabilities - 1.5%		43,025

Total net assets - 100.0%#		$2,952,363

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	U.S. dollar
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Genius Sports Ltd.	United Kingdom	U.S. dollar
Global-e Online Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$94,137	3.2%
Consumer Discretionary	355,385	12.2
Consumer Staples	26,937	0.9
Financials	122,480	4.2
Health Care	822,280	28.3
Industrials	291,264	10.0
Information Technology	1,165,678	40.1
Real Estate	22,655	0.8
Short-Term Investment	8,522	0.3

Total investments	$2,909,338	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	6.2%
Lattice Semiconductor Corp.	United States	5.2
Monolithic Power Systems, Inc.	United States	4.4
Ascendis Pharma A/S	Denmark	3.8
Argenx SE	Netherlands	3.7
Shockwave Medical, Inc.	United States	3.4
Blackline, Inc.	United States	3.3
Valmont Industries, Inc.	United States	3.3
Novanta, Inc.	United States	3.1
Ingersoll Rand, Inc.	United States	3.0

Total		39.4%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN Sustainable Emerging Markets Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

ARGENTINA - 2.9%
Despegar.com Corp.*	132	$1,609
Grupo Financiero Galicia SA, ADR	61	655

		2,264
BRAZIL - 10.1%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	650	799
GPS Participacoes e Empreendimentos SA	316	1,150
Itau Unibanco Holding SA (Preference)*	239	1,378
Lojas Renner SA	88	511
MercadoLibre, Inc.*	2	2,317
Vale SA	92	1,846

		8,001
CHILE - 1.8%
Empresa Nacional de Telecomunicaciones SA	170	744
Vina Concha y Toro SA	441	711

		1,455
CHINA - 19.7%
Alibaba Group Holding Ltd.*(1)	240	3,284
Baidu, Inc., Class A*(1)	66	1,101
Baozun, Inc., ADR*	18	151
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	2,056	1,072
Estun Automation Co. Ltd., Class A(1)	806	2,536
Kingsoft Cloud Holdings Ltd., ADR*	42	257
NIO, Inc., ADR*	34	713
Noah Holdings Ltd., ADR*	29	671
Prosus NV*(1)	27	1,408
Tongwei Co. Ltd., Class A(1)	96	639
Trip.com Group Ltd.*(1)	29	691
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(1)	153	940
Zhuzhou CRRC Times Electric Co. Ltd.(1)	533	2,071

		15,534
GREECE - 2.8%
Alpha Services & Holdings SA*(1)	1,007	1,235
Mytilineos SA(1)	57	934

		2,169
HONG KONG - 4.1%
AIA Group Ltd.(1)	128	1,339
China High Precision Automation Group Ltd.*(1)(2)	9,066	–
Sino Biopharmaceutical Ltd.(1)	3,059	1,897

		3,236
INDIA - 8.1%
Havells India Ltd.(1)	85	1,281
ICICI Bank Ltd.(1)	226	2,164
Metropolis Healthcare Ltd.(1)	28	746
Reliance Industries Ltd.(1)	64	2,210

		6,401
INDONESIA - 1.9%
Bank Rakyat Indonesia Persero Tbk. PT(1)	3,291	1,060
Indofood CBP Sukses Makmur Tbk. PT(1)	842	430

		1,490
KAZAKHSTAN - 1.3%
Kaspi.KZ JSC, GDR(1)	20	987

MALAYSIA - 1.3%
Public Bank Bhd.(1)	958	1,062

MEXICO - 3.1%
Cemex SAB de CV*	1,043	557
MEXICO (CONTINUED)
Corp. Inmobiliaria Vesta SAB de CV	503	961
Fomento Economico Mexicano SAB de CV	110	909

		2,427
PERU - 1.4%
Credicorp Ltd.	7	1,136

RUSSIA - 0.0%
LUKOIL PJSC, ADR(1)(2)	19	–
MMC Norilsk Nickel PJSC, ADR(1)(2)	39	–
Ozon Holdings plc, ADR*(1)(2)	25	–
Polyus PJSC, GDR(1)(2)	24	–
Sberbank of Russia PJSC(1)(2)	265	–
Yandex NV, Class A*(1)(2)	14	–

		–
SOUTH AFRICA - 1.9%
FirstRand Ltd.(1)	281	1,484

SOUTH KOREA - 13.0%
HYBE Co. Ltd.*(1)	5	1,260
Kakao Pay Corp.*(1)	5	633
Samsung Biologics Co. Ltd.*(1)	2	1,465
Samsung Electronics Co. Ltd.(1)	105	5,985
Shinhan Financial Group Co. Ltd.(1)	26	902

		10,245
TAIWAN - 19.2%
E Ink Holdings, Inc.(1)	462	2,931
MediaTek, Inc.(1)	67	2,083
Sea Ltd., ADR*	4	521
Sunny Friend Environmental Technology Co. Ltd.(1)	172	1,232
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	407	8,407

		15,174
THAILAND - 0.7%
Bangkok Bank PCL(1)	127	518

TURKEY - 0.4%
Turkiye Sinai Kalkinma Bankasi A/S*(1)	3,323	328

UNITED STATES - 1.3%
Globant SA*	4	1,037

Total common stocks (Cost $71,231)		74,948

SHORT-TERM INVESTMENT - 4.2%

INVESTMENT COMPANY - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $3,295)	3,295	3,295

Total investments - 99.2% (Cost $74,526)		78,243

Other assets less liabilities - 0.8%		615

Total net assets - 100.0%#		$78,858

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $56,315, or 71.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Partners Funds	39

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,626	4.6%
Consumer Discretionary	10,684	13.7
Consumer Staples	2,689	3.4
Energy	2,210	2.8
Financials	14,919	19.1
Health Care	5,180	6.6
Industrials	10,003	12.8
Information Technology	22,273	28.5
Materials	2,403	3.1
Real Estate	961	1.2
Short-Term Investment	3,295	4.2

Total investments	$78,243	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$5,684	7.3%
Chilean peso	1,455	1.9
Chinese yuan renminbi offshore	4,115	5.2
Euro	3,577	4.6
Hong Kong dollar	11,455	14.6
Indian rupee	6,401	8.2
Indonesian rupiah	1,490	1.9
Korean won	10,245	13.1
Malaysian ringgit	1,062	1.3
Mexican peso	2,427	3.1
New Taiwan dollar	14,653	18.7
South African rand	1,484	1.9
Thai baht	518	0.7
Turkish lira	328	0.4
U.S. dollar	13,349	17.1

Total investments	$78,243	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	10.7%
Samsung Electronics Co. Ltd.	South Korea	7.6
Alibaba Group Holding Ltd.	China	4.2
E Ink Holdings, Inc.	Taiwan	3.7
Estun Automation Co. Ltd.	China	3.2
MercadoLibre, Inc.	Brazil	2.9
Reliance Industries Ltd.	India	2.8
ICICI Bank Ltd.	India	2.7
MediaTek, Inc.	Taiwan	2.6
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.6

Total		43.0%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

AEROSPACE & DEFENSE - 9.0%
Airbus SE*(1)(2)	64	$7,786
Northrop Grumman Corp.	17	7,534
Raytheon Technologies Corp.	58	5,783
Safran SA(1)(2)	55	6,442

		27,545
AIR FREIGHT & LOGISTICS - 3.4%
FedEx Corp.	45	10,480

AUTO COMPONENTS - 1.3%
Cie Generale des Etablissements Michelin SCA(1)(2)	30	4,037

BIOTECHNOLOGY - 3.0%
Vertex Pharmaceuticals, Inc.*	35	9,250

CAPITAL MARKETS - 8.7%
Blackstone, Inc.	55	6,948
CME Group, Inc.	21	5,031
Goldman Sachs Group, Inc. (The)	22	7,146
Morgan Stanley	86	7,548

		26,673
COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.	99	5,504

CONSUMER FINANCE - 2.1%
Synchrony Financial	183	6,387

DIVERSIFIED FINANCIAL SERVICES - 3.0%
Berkshire Hathaway, Inc., Class B*	27	9,362

ENERGY EQUIPMENT & SERVICES - 3.0%
Schlumberger NV	220	9,098

ENTERTAINMENT - 5.3%
Electronic Arts, Inc.	46	5,796
Netflix, Inc.*	14	5,190
Walt Disney Co. (The)*	38	5,258

		16,244
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
Koninklijke Philips NV(1)(2)	246	7,535
Medtronic plc	52	5,776

		13,311
HEALTH CARE PROVIDERS & SERVICES - 3.8%
Cigna Corp.	28	6,685
Fresenius Medical Care AG & Co. KGaA(1)(2)	76	5,086

		11,771
HOTELS, RESTAURANTS & LEISURE - 9.0%
Booking Holdings, Inc.*	5	10,993
Compass Group plc(1)(2)	400	8,626
Marriott International, Inc., Class A*	45	7,891

		27,510
INSURANCE - 2.8%
Arch Capital Group Ltd.*	181	8,745

INTERACTIVE MEDIA & SERVICES - 8.9%
Alphabet, Inc., Class C*	6	17,032
Meta Platforms, Inc., Class A*	46	10,320

		27,352
IT SERVICES - 2.5%
Visa, Inc., Class A	35	7,778

MEDIA - 4.9%
Comcast Corp., Class A	193	9,030
Discovery, Inc., Class C*	237	5,925

		14,955
OIL, GAS & CONSUMABLE FUELS - 3.9%
EOG Resources, Inc.	101	12,024

PHARMACEUTICALS - 2.4%
Merck & Co., Inc.	89	7,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
NXP Semiconductors NV(1)	31	5,742

SPECIALTY RETAIL - 1.9%
AutoNation, Inc.*	60	5,963

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	166	8,588

TOBACCO - 6.7%
Altria Group, Inc.	157	8,209
Philip Morris International, Inc.	87	8,206
Swedish Match AB(1)(2)	545	4,100

		20,515
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Air Lease Corp.	131	5,841

Total common stocks (Cost $197,912)		301,968

SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23% (Cost $2,168)	2,168	2,168

Total investments - 99.0% (Cost $200,080)		304,136

Other assets less liabilities - 1.0%		2,970

Total net assets - 100.0%#		$307,106

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Partners Funds	41

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
Koninklijke Philips NV	Netherlands	Euro
NXP Semiconductors NV	China	U.S. dollar
Safran SA	France	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won
Swedish Match AB	Sweden	Swedish krona

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $52,200, or 17.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$58,551	19.3%
Consumer Discretionary	37,510	12.3
Consumer Staples	20,515	6.8
Energy	21,122	6.9
Financials	51,167	16.8
Health Care	41,625	13.7
Industrials	43,866	14.4
Information Technology	27,612	9.1
Short-Term Investment	2,168	0.7

Total investments	$304,136	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$8,626	2.8%
Euro	30,886	10.2
Korean won	8,588	2.8
Swedish krona	4,100	1.4
U.S. dollar	251,936	82.8

Total investments	$304,136	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.5%
EOG Resources, Inc.	United States	3.9
Booking Holdings, Inc.	United States	3.6
FedEx Corp.	United States	3.4
Meta Platforms, Inc.	United States	3.4
Berkshire Hathaway, Inc.	United States	3.0
Vertex Pharmaceuticals, Inc.	United States	3.0
Schlumberger NV	United States	3.0
Comcast Corp.	United States	2.9
Arch Capital Group Ltd.	United States	2.8

Total		34.5%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

Artisan Value Income Fund

Schedule of Investments – March 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 5.0%
Airbus SE*(1)(2)	1	$145
Raytheon Technologies Corp.	2	218
Safran SA(1)(2)	1	147

		510
AUTO COMPONENTS - 1.7%
Cie Generale des Etablissements Michelin SCA(1)(2)	1	171

BANKS - 2.0%
Bank of Hawaii Corp.	3	211

BEVERAGES - 3.8%
Coca - Cola Co. (The)	3	187
Heineken Holding NV(1)(2)	3	201

		388
CAPITAL MARKETS - 16.8%
Blackstone, Inc.	2	239
Carlyle Group, Inc. (The)	4	181
CME Group, Inc.	1	163
Cohen & Steers, Inc.	3	233
GCM Grosvenor, Inc., Class A	17	165
Goldman Sachs Group, Inc. (The)	– (3)	109
Moelis & Co., Class A	5	249
Morgan Stanley	1	117
Northern Trust Corp.	2	271

		1,727
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc.	4	238

CONSUMER FINANCE - 1.8%
Synchrony Financial	5	184

DIVERSIFIED CONSUMER SERVICES - 1.6%
H&R Block, Inc.	6	164

ELECTRIC UTILITIES - 6.3%
IDACORP, Inc.	1	115
OGE Energy Corp.	6	229
Portland General Electric Co.	3	141
PPL Corp.	6	167

		652
ELECTRICAL EQUIPMENT - 2.6%
nVent Electric plc	8	268

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.7%
Camden Property Trust	1	129
Lamar Advertising Co., Class A	3	375
PS Business Parks, Inc.	1	103
Public Storage	1	248
STORE Capital Corp.	5	146

		1,001
FOOD & STAPLES RETAILING - 1.3%
Sysco Corp.(4)	2	136

FOOD PRODUCTS - 2.3%
Tyson Foods, Inc., Class A	3	237

GAS UTILITIES - 1.7%
Atmos Energy Corp.	1	171
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Koninklijke Philips NV(1)(2)	7	$202
Medtronic plc	2	220

		422
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Fresenius Medical Care AG & Co. KGaA(1)(2)	2	137

HOTELS, RESTAURANTS & LEISURE - 1.9%
Compass Group plc(1)(2)	9	196

INTERACTIVE MEDIA & SERVICES - 0.4%
Twitter, Inc.*	1	38

IT SERVICES - 1.6%
Visa, Inc., Class A	1	161

MACHINERY - 2.0%
Otis Worldwide Corp.	3	204

MEDIA - 4.1%
Comcast Corp., Class A	5	246
Omnicom Group, Inc.	2	176

		422
OIL, GAS & CONSUMABLE FUELS - 2.8%
EOG Resources, Inc.	2	290

PHARMACEUTICALS - 2.1%
Merck & Co., Inc.	3	212

PROFESSIONAL SERVICES - 1.7%
Applus Services SA(1)(2)	21	175

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.6%
NetApp, Inc.	3	217
Samsung Electronics Co. Ltd. (Preference)(1)(2)	5	258

		475
TOBACCO - 8.4%
Altria Group, Inc.	7	370
Philip Morris International, Inc.	3	300
Swedish Match AB(1)(2)	26	196

		866
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Air Lease Corp.	2	78

Total common stocks (Cost $9,713)		9,734

	Principal Amount
CORPORATE BONDS - 1.9%

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Air Lease Corp. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.12%, 12/15/2026(5)(6)	$120	102

INTERNET - 0.9%
Twitter, Inc. 3.88%, 12/15/2027(7)	102	99

Total corporate bonds (Cost $213)		201

Artisan Partners Funds	43

	Shares Held	Value
CONVERTIBLE PREFERRED STOCK - 1.5%

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023 (Cost $152)	1	$152

	Principal Amount
CONVERTIBLE BOND - 0.4%

INTERNET - 0.4%
Twitter, Inc. Zero Coupon, 3/15/2026 (Cost $40)	$46	39

	Shares Held
SHORT-TERM INVESTMENTS - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.23%	28	28
Federated Treasury Obligations Fund - Institutional Class, 0.15%	28	28
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.19%	27	27

Total short-term investments (Cost $83)		83

Total investments - 99.3% (Cost $10,201)		10,209

Written Option Contracts - 0.0%(3) (Premium received $–(3))		–	(3)

Other assets less liabilities - 0.7%		70

Total net assets - 100.0%#		$10,279

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Applus Services SA	Spain	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
Heineken Holding NV	Netherlands	Euro
Koninklijke Philips NV	Netherlands	Euro
Safran SA	France	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won
Swedish Match AB	Sweden	Swedish krona

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,828, or 17.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount rounds to less than one.
(4)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for written options.
(5)	Perpetual security. The rate reflected was the rate in effect on March 31, 2022. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

WRITTEN OPTION CONTRACTS
Call Option
Dollar values in thousands except exercise price
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value		Unrealized Appreciation
2	Sysco Corp.	$95.00	$16	08/19/22	$(1)	$–	(1)	$1

	Total written option contracts				$(1)	$–	(1)	$1

‡	One contract is equal to 100 shares.
(1)	Amount rounds to less than one.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$598	5.9%
Consumer Discretionary	531	5.2
Consumer Staples	1,627	16.1
Energy	290	2.9
Financials	2,122	21.0
Health Care	923	9.1
Industrials	1,337	13.2
Information Technology	874	8.6
Real Estate	1,001	9.9
Utilities	823	8.1

	$10,126	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$196	1.9%
Euro	1,178	11.6
Korean won	258	2.6
Swedish krona	196	1.9
U.S. dollar	8,298	82.0

	$10,126	100.0%

44	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.6%
Altria Group, Inc.	United States	3.6
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
Northern Trust Corp.	United States	2.6
nVent Electric plc	United States	2.6
Samsung Electronics Co. Ltd.	South Korea	2.5
Moelis & Co.	United States	2.4
Public Storage	United States	2.4
Comcast Corp.	United States	2.4

Total		27.8%

Definitions of Abbreviations and Footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2022 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	FLOATING RATE	FOCUS		GLOBAL DISCOVERY
ASSETS:
Investments in securities, unaffiliated, at value	$5,581,188	$47,500	$2,134,624		$318,841
Short-term investments, at value	56,349	8,621	33,926		18,102
Total investments	5,637,537	56,121	2,168,550		336,943
Cash	52,520	230	14,715		1,928
Foreign currency	23,415	–	–		15
Unrealized appreciation on foreign currency forward contracts	–	–	4		–
Receivable from investments sold	52,517	291	26,992		294
Receivable from fund shares sold	12,002	203	2,543		126
Receivable from the Adviser	–	40	–		–
Dividends and interest receivable	323	65	745		133
Other assets	376	11	84		15
Total assets	5,778,690	56,961	2,213,633		339,454
LIABILITIES:
Written options, at value	–	–	18,122	(1)	–
Unrealized depreciation on unfunded loan commitments	–	3	–		–
Unrealized depreciation on foreign currency forward contracts	–	–	1,126		–
Payable for investments purchased	50,031	5,673	46,333		16
Payable for fund shares redeemed	9,554	200	1,409		54
Payable for operating expenses	951	102	325		133
Payable for management fees	478	–	176		17
Payable for deferred director’s compensation	302	1	66		13
Total liabilities	61,316	5,979	67,557		233
Total net assets	$5,717,374	$50,982	$2,146,076		$339,221
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,944,027	$51,685	$1,871,366		$287,402
Total distributable earnings (loss)	773,347	(703)	274,710		51,819
Total net assets	$5,717,374	$50,982	$2,146,076		$339,221
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$621,806	$1,300	$301,240		$52,122
Advisor Shares	$3,057,424	$18,955	$1,184,847		$24,102
Institutional Shares	$2,038,144	$30,727	$659,989		$262,997
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	35,262,404	132,339	15,674,022		2,764,024
Advisor Shares	171,644,730	1,929,465	61,429,143		1,276,156
Institutional Shares	113,736,423	3,127,905	34,127,567		13,870,849
Net asset value per share
Investor Shares	$17.63	$9.82	$19.22		$18.86
Advisor Shares	$17.81	$9.82	$19.29		$18.89
Institutional Shares	$17.92	$9.82	$19.34		$18.96
Cost of total investments	$4,384,504	$56,818	$1,835,274		$285,200
Cost of foreign currency held	$22,771	$–	$–		$14

(1) Written options, premiums received $20,406

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED		GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$228,751	$4,466,573	$1,333		$2,248,595
Short-term investments, at value	19	197,184	10,501		78,830
Total investments	228,770	4,663,757	11,834		2,327,425
Cash	2,025	33,479	–		14,747
Foreign currency	12	1,741	–		387
Unrealized appreciation on foreign currency forward contracts	–	–	15		–
Receivable from investments sold	1,110	7,862	2,009		–
Receivable from fund shares sold	5	4,036	–		2,731
Centrally Cleared Credit Default Swaps, at value	–	–	77		–
Centrally Cleared Interest Rate Swaps, at value	–	–	–	(1)	–
Receivable for variation margin on centrally cleared credit default swap contracts	–	–	9		–
Dividends and interest receivable	496	3,282	–		7,994
Other assets	24	336	1		239
Total assets	232,442	4,714,493	13,945		2,353,523
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–	–	5		–
Payable for investments purchased	1,343	3,047	3,944		–
Payable for fund shares redeemed	1,640	2,154	–		982
Payable for variation margin on futures contracts	–	–	–	(1)	–
Payable for operating expenses	200	823	–		950
Payable for management fees	17	346	–		193
Payable for deferred director’s compensation	22	286	–		218
Total liabilities	3,222	6,656	3,949		2,343
Total net assets	$229,220	$4,707,837	$9,996		$2,351,180
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$213,337	$3,275,894	$10,000		$1,786,885
Total distributable earnings (loss)	15,883	1,431,943	(4)		564,295
Total net assets	$229,220	$4,707,837	$9,996		$2,351,180
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$97,844	$1,271,890	$1		$277,172
Advisor Shares	$4,199	$1,031,450	$250		$334,882
Institutional Shares	$127,177	$2,404,497	$9,745		$1,739,126
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	5,533,017	39,814,843	100		13,859,774
Advisor Shares	237,367	31,980,897	25,000		16,766,848
Institutional Shares	7,091,366	73,507,279	974,900		86,841,507
Net asset value per share
Investor Shares	$17.68	$31.95	$10.00		$20.00
Advisor Shares	$17.69	$32.25	$10.00		$19.97
Institutional Shares	$17.93	$32.71	$10.00		$20.03
Cost of total investments	$215,672	$3,328,826	$11,843		$1,741,702
Cost of foreign currency held	$12	$1,737	$–		$385

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$6,097,699	$7,267,334	$4,829,645	$20,581,769
Investments in securities, affiliated, at value	–	–	361,975	1,502,589
Short-term investments, at value	417,998	61,862	109,311	1,815,209
Total investments	6,515,697	7,329,196	5,300,931	23,899,567
Cash	49,728	58,068	37,128	127,369
Due from broker	1,917	–	–	–
Foreign currency	–	3,710	280	19,084
Unrealized appreciation on foreign currency forward contracts	–	–	–	18,335
Receivable from investments sold	183,075	23,806	37,449	343,759
Receivable from fund shares sold	27,722	4,469	16,880	67,937
Dividends and interest receivable	83,088	27,873	13,363	82,684
Other assets	357	1,020	219	1,385
Total assets	6,861,584	7,448,142	5,406,250	24,560,120
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	93	–	–	–
Due to custodian	–	2,088	–	–
Dividends payable	5,567	–	–	–
Payable for investments purchased	101,338	20,123	36,927	168,696
Payable for fund shares redeemed	11,721	9,902	2,583	79,772
Payable for variation margin on futures contracts	307	–	–	–
Payable for operating expenses	969	1,940	486	9,760
Payable for management fees	371	576	451	1,875
Payable for deferred director’s compensation	301	941	167	1,198
Payable for foreign taxes on unrealized gains	–	–	–	29,148
Total liabilities	120,667	35,570	40,614	290,449
Total net assets	$6,740,917	$7,412,572	$5,365,636	$24,269,671
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$6,770,568	$6,179,985	$4,724,628	$20,322,270
Total distributable earnings (loss)	(29,651)	1,232,587	641,008	3,947,401
Total net assets	$6,740,917	$7,412,572	$5,365,636	$24,269,671
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,206,021	$2,328,252	$428,808	$2,711,657
Advisor Shares	$3,027,793	$1,268,542	$1,579,495	$5,549,155
Institutional Shares	$2,507,103	$3,815,778	$3,357,333	$16,008,859
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	124,388,030	87,667,960	24,006,650	66,185,925
Advisor Shares	312,498,850	47,954,000	88,175,839	135,667,255
Institutional Shares	258,787,838	142,781,284	185,207,383	389,530,583
Net asset value per share
Investor Shares	$9.70	$26.56	$17.86	$40.97
Advisor Shares	$9.69	$26.45	$17.91	$40.90
Institutional Shares	$9.69	$26.72	$18.13	$41.10
Cost of total investments excluding affiliated issuers	$6,577,214	$6,340,205	$4,209,748	$19,391,742
Cost of securities of affiliated issuers held	$–	$–	$429,853	$788,254
Cost of foreign currency held	$–	$3,686	$205	$19,084

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE	SELECT EQUITY	SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$5,809,039		$1,812,734	$28,547	$2,900,816
Short-term investments, at value	99,783		68,878	1,864	8,522
Total investments	5,908,822		1,881,612	30,411	2,909,338
Cash	44,359		12,018	147	23,983
Foreign currency	–	(1)	–	–	–
Receivable from investments sold	27,813		253	–	14,361
Receivable from fund shares sold	13,253		1,330	–	4,976
Receivable from the Adviser	–		–	26	–
Dividends and interest receivable	214		2,086	26	2,421
Other assets	576		256	6	211
Total assets	5,995,037		1,897,555	30,616	2,955,290
LIABILITIES:
Payable for investments purchased	11,658		–	–	–
Payable for fund shares redeemed	3,895		6,737	–	1,858
Payable for operating expenses	1,122		604	80	659
Payable for management fees	466		150	–	233
Payable for deferred director’s compensation	512		240	6	177
Total liabilities	17,653		7,731	86	2,927
Total net assets	$5,977,384		$1,889,824	$30,530	$2,952,363
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,917,157		$916,272	$26,945	$2,479,345
Total distributable earnings	2,060,227		973,552	3,585	473,018
Total net assets	$5,977,384		$1,889,824	$30,530	$2,952,363
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,904,234		$682,503	$3,115	$756,276
Advisor Shares	$788,599		$519,717	$1,766	$962,515
Institutional Shares	$3,284,551		$687,604	$25,649	$1,233,572
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	50,626,336		32,342,503	245,064	22,025,235
Advisor Shares	20,569,583		24,712,977	138,683	27,790,622
Institutional Shares	73,196,254		32,669,499	2,025,209	34,805,892
Net asset value per share
Investor Shares	$37.61		$21.10	$12.71	$34.34
Advisor Shares	$38.34		$21.03	$12.74	$34.63
Institutional Shares	$44.87		$21.05	$12.66	$35.44
Cost of total investments	$3,853,773		$1,046,719	$26,911	$2,290,348
Cost of foreign currency held	$–	(1)	$–	$–	$–

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS	VALUE		VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$74,948	$301,968		$10,126
Short-term investments, at value	3,295	2,168		83
Total investments	78,243	304,136		10,209
Cash	434	2,199		–
Foreign currency	127	–	(1)	–
Receivable from investments sold	415	860		–
Receivable from fund shares sold	247	166		10
Receivable from the Adviser	–	–		57
Dividends and interest receivable	190	584		27
Other assets	13	43		–	(1)
Total assets	79,669	307,988		10,303
LIABILITIES:
Written options, at value	–	–		–	(1),(2)
Payable for investments purchased	208	429		–
Payable for fund shares redeemed	18	186		–
Payable for operating expenses	236	214		24
Payable for management fees	1	13		–
Payable for deferred director’s compensation	14	40		–
Payable for foreign taxes on unrealized gains	334	–		–
Total liabilities	811	882		24
Total net assets	$78,858	$307,106		$10,279
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$209,042	$164,853		$10,267
Total distributable earnings (loss)	(130,184)	142,253		12
Total net assets	$78,858	$307,106		$10,279
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$57,105	$104,489		$622
Advisor Shares		$92,874		$963
Institutional Shares	$21,753	$109,743		$8,694
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	3,516,560	6,996,532		62,159
Advisor Shares		6,248,604		96,285
Institutional Shares	1,315,819	7,378,078		869,402
Net asset value per share
Investor Shares	$16.24	$14.93		$10.00
Advisor Shares		$14.86		$10.00
Institutional Shares	$16.53	$14.87		$10.00
Cost of total investments	$74,526	$200,080		$10,201
Cost of foreign currency held	$99	$–	(1)	$–

(1)	Amount rounds to less than $1
(2)	Written options, premiums received $1

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2022 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	FLOATING RATE(2)	FOCUS	GLOBAL DISCOVERY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$3,726	$1	$9,450	$269
Income from non-cash dividends	7,970	–	–	–
Interest	–	404	–	–
Total investment income	11,696	405	9,450	269
EXPENSES:
Management fees	36,383	75	11,221	1,763
Transfer agent fees
Investor Shares	959	12	373	87
Advisor Shares	1,669	15	561	27
Institutional Shares	21	12	15	14
Shareholder Communications
Investor Shares	16	3	9	4
Advisor Shares	70	2	10	6
Institutional Shares	6	1	4	4
Custodian fees	214	–	30	16
Accounting fees	39	79	36	39
Professional fees	128	9	40	27
Registration fees
Investor Shares	28	24	14	7
Advisor Shares	43	28	23	22
Institutional Shares	21	22	15	18
Director’s fees	103	2	29	5
Other operating expenses	107	–	30	9
Total operating expenses	39,807	284	12,410	2,048
Less amounts waived or paid by the Adviser	–	(166)	–	(21)
Net expenses	39,807	118	12,410	2,027
Net investment income (loss)	(28,111)	287	(2,960)	(1,758)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(178,078)	(5)	(29,972)	2,624
Foreign currency forward contracts	–	–	2,221	–
Foreign currency related transactions	(979)	–	(46)	47
Written options	–	–	7,620	–
Total realized gain (loss)	(179,057)	(5)	(20,177)	2,671
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,802,634)	(697)	42,680	(46,922)
Foreign currency forward contracts	–	–	(1,601)	–
Foreign currency related transactions	616	–	(1)	(2)
Written options	–	–	2,057	–
Unfunded loan commitments	–	(3)	–	–
Total increase (decrease) in unrealized appreciation or depreciation	(1,802,018)	(700)	43,135	(46,924)
Net gain (loss) on investments and foreign currency related transactions	(1,981,075)	(705)	22,958	(44,253)
Net increase (decrease) in net assets resulting from operations	$(2,009,186)	$(418)	$19,998	$(46,011)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$251	$–	$15	$270

(2) For the period from commencement of operations (December 1, 2021) through March 31, 2022.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED(1)	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$1,474	$10,810	$–	$18,183
Total investment income	1,474	10,810	–	18,183
EXPENSES:
Management fees	1,288	23,978	–	12,053
Transfer agent fees
Investor Shares	164	1,724	–	331
Advisor Shares	19	549	–	143
Institutional Shares	14	18	–	17
Shareholder Communications
Investor Shares	6	35	–	13
Advisor Shares	7	11	–	7
Institutional Shares	4	9	–	9
Custodian fees	38	137	–	67
Accounting fees	39	39	–	39
Professional fees	39	85	–	64
Registration fees
Investor Shares	15	19	–	17
Advisor Shares	6	39	–	13
Institutional Shares	12	11	–	13
Director’s fees	4	66	–	26
Other operating expenses	9	73	–	35
Total operating expenses	1,664	26,793	–	12,847
Less amounts waived or paid by the Adviser	(16)	–	–	–
Net expenses	1,648	26,793	–	12,847
Net investment income (loss)	(174)	(15,983)	–	5,336
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	8,363	124,638	–	71,747
Foreign currency related transactions	(32)	185	–	(108)
Total realized gain	8,331	124,823	–	71,639
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(51,247)	(619,680)	(9)	(39,452)
Foreign currency forward contracts	–	–	10	–
Foreign currency related transactions	(12)	(33)	(5)	(35)
Futures contracts	–	–	– (3)	–
Swap contracts	–	–	– (3)	–
Total decrease in unrealized appreciation or depreciation	(51,259)	(619,713)	(4)	(39,487)
Net gain (loss) on investments and foreign currency related transactions	(42,928)	(494,890)	(4)	32,152
Net increase (decrease) in net assets resulting from operations	$(43,102)	$(510,873)	$(4)	$37,488

(1)For the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$172	$546	$–	$1,668
(3) Amount rounds to less than $1
(4) Net of decrease in foreign taxes on unrealized gains	140	–	–	–

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$42	$58,323	$19,183	$186,112
Dividends, from affiliated issuers	–	–	1,521	–
Interest	208,177	–	–	–
Total investment income	208,219	58,323	20,704	186,112
EXPENSES:
Management fees	23,165	40,663	29,797	108,742
Transfer agent fees
Investor Shares	1,616	3,197	579	3,225
Advisor Shares	1,396	672	780	2,515
Institutional Shares	24	23	20	29
Shareholder Communications
Investor Shares	28	67	14	34
Advisor Shares	70	26	17	110
Institutional Shares	12	31	48	121
Custodian fees	28	442	306	1,063
Accounting fees	105	39	39	39
Professional fees	100	212	105	278
Registration fees
Investor Shares	37	26	30	17
Advisor Shares	63	14	29	72
Institutional Shares	62	32	106	135
Director’s fees	85	98	77	274
Other operating expenses	88	135	76	268
Total operating expenses	26,879	45,677	32,023	116,922
Net investment income (loss)	181,340	12,646	(11,319)	69,190
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	85,310	356,363	19,857	616,500
Investments, from affiliated issuers	–	–	(5,231)	4,309
Foreign currency forward contracts	697	–	–	11,899
Foreign currency related transactions	(248)	(794)	(46)	2,842
Futures contracts	6,932	–	–	–
Total realized gain	92,691	355,569	14,580	635,550
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(2)	(341,714)	(1,242,255)	(712,108)	(670,886)
Investments, from affiliated issuers	–	–	(136,714)	188,891
Foreign currency forward contracts	(104)	–	–	12,525
Foreign currency related transactions	2	(1,015)	(139)	(1,007)
Futures contracts	(1,517)	–	–	–
Unfunded loan commitments	7	–	–	–
Total decrease in unrealized appreciation or depreciation	(343,326)	(1,243,270)	(848,961)	(470,477)
Net gain (loss) on investments and foreign currency related transactions	(250,635)	(887,701)	(834,381)	165,073
Net increase (decrease) in net assets resulting from operations	$(69,295)	$(875,055)	$(845,700)	$234,263

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$7,026	$1,611	$27,707
(2) Net of decrease in foreign taxes on unrealized gains	–	–	2,211	23,606

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP	MID CAP VALUE	SELECT EQUITY	SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$5,278	$18,190	$122	$3,876
Total investment income	5,278	18,190	122	3,876
EXPENSES:
Management fees	31,435	9,631	102	16,136
Transfer agent fees
Investor Shares	2,682	783	23	1,060
Advisor Shares	384	155	14	536
Institutional Shares	26	16	14	19
Shareholder Communications
Investor Shares	30	26	2	22
Advisor Shares	31	43	2	40
Institutional Shares	33	39	3	28
Custodian fees	49	12	6	24
Accounting fees	29	29	29	29
Professional fees	103	50	17	66
Registration fees
Investor Shares	31	18	14	25
Advisor Shares	20	12	14	38
Institutional Shares	36	18	14	63
Director’s fees	85	23	3	48
Other operating expenses	97	33	4	51
Total operating expenses	35,071	10,888	261	18,185
Less amounts waived or paid by the Adviser	–	–	(110)	–
Net expenses	35,071	10,888	151	18,185
Net investment income (loss)	(29,793)	7,302	(29)	(14,309)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	129,848	149,717	391	(72,705)
Investments, from affiliated issuers	–	–	–	(1,468)
Foreign currency related transactions	17	–	2	– (2)
Total realized gain (loss)	129,865	149,717	393	(74,173)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,237,777)	(66,108)	(635)	(817,617)
Investments, from affiliated issuers	–	–	–	(9,172)
Foreign currency related transactions	1	–	– (2)	–
Total decrease in unrealized appreciation or depreciation	(1,237,776)	(66,108)	(635)	(826,789)
Net gain (loss) on investments and foreign currency related transactions	(1,107,911)	83,609	(242)	(900,962)
Net increase (decrease) in net assets resulting from operations	$(1,137,704)	$90,911	$(271)	$(915,271)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$–	$2	$–
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2022 (Unaudited) (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS	VALUE	VALUE INCOME(5)
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$619	$2,731	$35
Income from non-cash dividends	156	–	–
Total investment income	775	2,731	35
EXPENSES:
Management fees	392	1,243	6
Transfer agent fees
Investor Shares	88	128	3
Advisor Shares		60	3
Institutional Shares	14	15	3
Shareholder Communications
Investor Shares	5	7	1
Advisor Shares		9	1
Institutional Shares	3	7	1
Custodian fees	22	7	–	(2)
Accounting fees	39	29	4
Professional fees	44	28	5
Registration fees
Investor Shares	8	16	20
Advisor Shares		14	21
Institutional Shares	8	10	20
Director’s fees	3	4	1
Other operating expenses	6	7	–
Total operating expenses	632	1,584	89
Less amounts waived or paid by the Adviser	(115)	(37)	(80)
Net expenses	517	1,547	9
Net investment income	258	1,184	26
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	1,026	42,267	–
Foreign currency related transactions	(30)	(28)	–	(2)
Total realized gain	996	42,239	–	(2)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(14,462)	(30,200)	8
Foreign currency related transactions	3	(2)	–
Written options	–	–	1
Total increase (decrease) in unrealized appreciation or depreciation	(14,459)	(30,202)	9
Net gain (loss) on investments and foreign currency related transactions	(13,463)	12,037	9
Net increase (decrease) in net assets resulting from operations	$(13,205)	$13,221	$35

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$114	$24	$–
(2) Amount rounds to less than $1
(3) Net of foreign taxes on realized gains	90	–	–
(4) Net of decrease in foreign taxes on unrealized gains	163	–	–
(5) For the period from commencement of operations (February 28, 2022) through March 31, 2022.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		FLOATING RATE
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Period Ended 3/31/2022(1)(2)
OPERATIONS:
Net investment income (loss)	$(28,111)	$(77,931)	$287
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(178,078)	757,078	(5)
Foreign currency related transactions	(979)	3,120	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,802,634)	341,566	(697)
Foreign currency related transactions	616	(3,194)	–
Unfunded loan commitments	–	–	(3)
Net increase (decrease) in net assets resulting from operations	(2,009,186)	1,020,639	(418)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(71,898)	(29,722)	(7)
Advisor Shares	(366,044)	(174,796)	(103)
Institutional Shares	(246,476)	(119,146)	(175)
Total distributions to shareholders	(684,418)	(323,664)	(285)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(315,212)	1,396,872	51,685
Total increase (decrease) in net assets	(3,008,816)	2,093,847	50,982
Net assets, beginning of period	8,726,190	6,632,343	–
Net assets, end of period	$5,717,374	$8,726,190	$50,982

(1) Unaudited.
(2) For the period from commencement of operations (December 1, 2021) through March 31, 2022.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	FOCUS		GLOBAL DISCOVERY
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment loss	$(2,960)	$(7,216)	$(1,758)	$(2,078)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(29,972)	432,160	2,624	31,521
Foreign currency forward contracts	2,221	2,000	–	–
Foreign currency related transactions	(46)	(300)	47	(8)
Written options	7,620	(32,598)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	42,680	8,541	(46,922)	34,557
Foreign currency forward contracts	(1,601)	(515)	–	–
Foreign currency related transactions	(1)	– (2)	(2)	(3)
Written options	2,057	4,698	–	–
Net increase (decrease) in net assets resulting from operations	19,998	406,770	(46,011)	63,989
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(52,159)	(9,433)	(4,800)	(1,150)
Advisor Shares	(188,039)	(28,018)	(1,618)	(419)
Institutional Shares	(114,170)	(15,917)	(20,198)	(3,295)
Total distributions to shareholders	(354,368)	(53,368)	(26,616)	(4,864)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	182,071	508,908	57,707	84,571
Total increase (decrease) in net assets	(152,299)	862,310	(14,920)	143,696
Net assets, beginning of period	2,298,375	1,436,065	354,141	210,445
Net assets, end of period	$2,146,076	$2,298,375	$339,221	$354,141

(1) Unaudited.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment loss	$(174)	$(1,147)	$(15,983)	$(6,112)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	8,363	54,538	124,638	641,893
Foreign currency related transactions	(32)	(17)	185	(798)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(51,247)	(1,162)	(619,680)	311,786
Foreign currency related transactions	(12)	(89)	(33)	(63)
Net increase (decrease) in net assets resulting from operations	(43,102)	52,123	(510,873)	946,706
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(22,537)	(16,265)	(152,763)	(93,589)
Advisor Shares	(2,161)	(1,575)	(124,592)	(67,331)
Institutional Shares	(23,620)	(13,513)	(303,744)	(162,441)
Total distributions to shareholders	(48,318)	(31,353)	(581,099)	(323,361)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(13,098)	56,071	60,296	333,575
Total increase (decrease) in net assets	(104,518)	76,841	(1,031,676)	956,920
Net assets, beginning of period	333,738	256,897	5,739,513	4,782,593
Net assets, end of period	$229,220	$333,738	$4,707,837	$5,739,513

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL UNCONSTRAINED	GLOBAL VALUE
	Period Ended 3/31/2022(1)(2)	Six Months Ended 3/31/2022(2)	Year Ended 9/30/2021
OPERATIONS:
Net investment income	$–	$5,336	$22,922
Net realized gain (loss) on:
Investments, from unaffiliated issuers	–	71,747	222,175
Foreign currency forward contracts	–	–	(3,193)
Foreign currency related transactions	–	(108)	122
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(9)	(39,452)	390,320
Foreign currency forward contracts	10	–	2,416
Foreign currency related transactions	(5)	(35)	(189)
Futures contracts	– (3)	–	–
Swap Contracts	– (3)
Net increase (decrease) in net assets resulting from operations	(4)	37,488	634,573
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(24,940)	(147)
Advisor Shares	–	(29,976)	(256)
Institutional Shares	–	(171,531)	(3,054)
Total distributions to shareholders	–	(226,447)	(3,457)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	10,000	64,710	20,553
Total increase (decrease) in net assets	9,996	(124,249)	651,669
Net assets, beginning of period	–	2,475,429	1,823,760
Net assets, end of period	$9,996	$2,351,180	$2,475,429

(1)	For the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.
(2)	Unaudited.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment income	$181,340	$339,717	$12,646	$83,649
Net realized gain (loss) on:
Investments, from unaffiliated issuers	85,310	204,321	356,363	1,941,342
Foreign currency forward contracts	697	3	–	–
Foreign currency related transactions	(248)	110	(794)	(1,274)
Futures contracts	6,932	5,070	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(341,714)	184,555	(1,242,255)	(579,432)
Foreign currency forward contracts	(104)	(131)	–	–
Foreign currency related transactions	2	(5)	(1,015)	(3,031)
Futures contracts	(1,517)	4,510	–	–
Unfunded loan commitments	7	(7)	–	–
Net increase (decrease) in net assets resulting from operations	(69,295)	738,143	(875,055)	1,441,254
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(63,467)	(75,911)	(570,026)	(104,497)
Advisor Shares	(153,005)	(158,181)	(322,303)	(63,660)
Institutional Shares	(118,463)	(100,079)	(947,348)	(168,146)
Total distributions to shareholders	(334,935)	(334,171)	(1,839,677)	(336,303)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	73,064	1,851,345	469,282	(1,107,669)
Total increase (decrease) in net assets	(331,166)	2,255,317	(2,245,450)	(2,718)
Net assets, beginning of period	7,072,083	4,816,766	9,658,022	9,660,740
Net assets, end of period	$6,740,917	$7,072,083	$7,412,572	$9,658,022

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$(11,319)	$(12,316)	$69,190	$505,655
Net realized gain (loss) on:
Investments, from unaffiliated issuers	19,857	141,847	616,500	1,828,500
Investments, from affiliated issuers	(5,231)	83,170	4,309	7,423
Foreign currency forward contracts	–	–	11,899	(63,027)
Foreign currency related transactions	(46)	249	2,842	(2,501)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(712,108)	687,694	(670,886)	2,526,055
Investments, from affiliated issuers	(136,714)	91,612	188,891	159,408
Foreign currency forward contracts	–	–	12,525	39,364
Foreign currency related transactions	(139)	(82)	(1,007)	(843)
Net increase (decrease) in net assets resulting from operations	(845,700)	992,174	234,263	5,000,034
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(14,628)	(2,495)	(249,953)	(20,240)
Advisor Shares	(51,584)	(9,783)	(474,401)	(36,329)
Institutional Shares	(107,479)	(19,767)	(1,415,519)	(96,592)
Total distributions to shareholders	(173,691)	(32,045)	(2,139,873)	(153,161)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	99,171	1,865,301	4,069,453	3,685,045
Total increase (decrease) in net assets	(920,220)	2,825,430	2,163,843	8,531,918
Net assets, beginning of period	6,285,856	3,460,426	22,105,828	13,573,910
Net assets, end of period	$5,365,636	$6,285,856	$24,269,671	$22,105,828

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$(29,793)	$(63,185)	$7,302	$14,076
Net realized gain (loss) on:
Investments, from unaffiliated issuers	129,848	1,502,334	149,717	280,087
Foreign currency related transactions	17	35	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(1,237,777)	502,468	(66,108)	418,731
Foreign currency related transactions	1	(1)	–	–
Net increase (decrease) in net assets resulting from operations	(1,137,704)	1,941,651	90,911	712,894
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(396,844)	(315,691)	(90,957)	(11,628)
Advisor Shares	(143,826)	(102,605)	(71,587)	(11,843)
Institutional Shares	(550,241)	(523,547)	(101,879)	(14,906)
Total distributions to shareholders	(1,090,911)	(941,843)	(264,423)	(38,377)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	786,979	(370,460)	34,990	(324,932)
Total increase (decrease) in net assets	(1,441,636)	629,348	(138,522)	349,585
Net assets, beginning of period	7,419,020	6,789,672	2,028,346	1,678,761
Net assets, end of period	$5,977,384	$7,419,020	$1,889,824	$2,028,346

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$(29)	$26	$(14,309)	$(37,217)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	391	1,323	(72,705)	450,902
Investments, from affiliated issuers	–	–	(1,468)	(718)
Foreign currency related transactions	2	(1)	– (2)	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(635)	3,092	(817,617)	328,802
Investments, from affiliated issuers	–	–	(9,172)	(8,310)
Foreign currency related transactions	– (2)	– (2)	–	–
Net increase (decrease) in net assets resulting from operations	(271)	4,440	(915,271)	733,459
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(142)	–	(106,454)	(58,000)
Advisor Shares	(86)	–	(131,362)	(63,020)
Institutional Shares	(987)	(67)	(157,712)	(72,018)
Total distributions to shareholders	(1,215)	(67)	(395,528)	(193,038)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	7,410	7,206	215,107	505,642
Total increase (decrease) in net assets	5,924	11,579	(1,095,692)	1,046,063
Net assets, beginning of period	24,606	13,027	4,048,055	3,001,992
Net assets, end of period	$30,530	$24,606	$2,952,363	$4,048,055

(1) Unaudited.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		VALUE
	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021	Six Months Ended 3/31/2022(1)	Year Ended 9/30/2021
OPERATIONS:
Net investment income	$258	$265	$1,184	$2,788
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,026	2,303	42,267	42,350
Foreign currency related transactions	(30)	(5)	(28)	(16)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(14,462)	7,333	(30,200)	66,645
Foreign currency related transactions	3	(7)	(2)	(2)
Net increase (decrease) in net assets resulting from operations	(13,205)	9,889	13,221	111,765
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(659)	(900)	(12,565)	(6,500)
Advisor Shares			(11,837)	(7,059)
Institutional Shares	(89)	(92)	(19,119)	(10,777)
Total distributions to shareholders	(748)	(992)	(43,521)	(24,336)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	21,042	9,636	(33,860)	(2,355)
Total increase (decrease) in net assets	7,089	18,533	(64,160)	85,074
Net assets, beginning of period	71,769	53,236	371,266	286,192
Net assets, end of period	$78,858	$71,769	$307,106	$371,266

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

VALUE INCOME
Period Ended 3/31/2022(1)(2)
OPERATIONS:
Net investment income	$26
Net realized gain (loss) on:
Investments, from unaffiliated issuers	– (3)
Foreign currency related transactions	– (3)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	8
Written options	1
Net increase in net assets resulting from operations	35
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1)
Advisor Shares	(2)
Institutional Shares	(20)
Total distributions to shareholders	(23)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	10,267
Total increase in net assets	10,279
Net assets, beginning of period	–
Net assets, end of period	$10,279

(1)	For the period from commencement of operations (February 28, 2022) through March 31, 2022.
(2)	Unaudited.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2022(5)	$25.55	(0.10)	(5.75)	(5.85)	—	(2.07)	(2.07)	$17.63
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (6)	—	— (6)	$13.44
9/30/2018	$12.83	— (6)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
Advisor Shares
3/31/2022(5)	$25.77	(0.09)	(5.80)	(5.89)	—	(2.07)	(2.07)	$17.81
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
Institutional Shares
3/31/2022(5)	$25.90	(0.08)	(5.83)	(5.91)	—	(2.07)	(2.07)	$17.92
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90
9/30/2020	$13.55	(0.13)	9.80	9.67	— (6)	—	— (6)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (6)	—	— (6)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
FLOATING RATE FUND
Investor Shares
3/31/2022(5),(7)	$10.00	0.08	(0.20)	(0.12)	(0.06)	—	(0.06)	$9.82
Advisor Shares
3/31/2022(5),(7)	$10.00	0.09	(0.20)	(0.11)	(0.07)	—	(0.07)	$9.82
Institutional Shares
3/31/2022(5),(7)	$10.00	0.08	(0.20)	(0.12)	(0.06)	—	(0.06)	$9.82
FOCUS FUND
Investor Shares
3/31/2022(5)	$22.30	(0.04)	0.40	0.36	—	(3.44)	(3.44)	$19.22
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	(0.66)	$22.30
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (6)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(9)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
3/31/2022(5)	$22.36	(0.03)	0.40	0.37	—	(3.44)	(3.44)	$19.29
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	(0.66)	$22.36
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(10)	$13.82	— (6)	0.57	0.57	—	—	—	$14.39
Institutional Shares
3/31/2022(5)	$22.40	(0.02)	0.40	0.38	—	(3.44)	(3.44)	$19.34
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	(0.66)	$22.40
9/30/2020(11)	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2022(5)	(24.93)%	$621,806	1.27%		n/a		(0.95)%	48.42%
9/30/2021	16.15%	$899,701	1.26%		n/a		(1.09)%	126.20%
9/30/2020	71.06%	$643,044	1.28%		n/a		(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%		n/a		(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%		n/a		(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%		n/a		0.26%	45.04%
Advisor Shares
3/31/2022(5)	(24.86)%	$3,057,424	1.10%		n/a		(0.78)%	48.42%
9/30/2021	16.35%	$4,648,125	1.09%		n/a		(0.92)%	126.20%
9/30/2020	71.28%	$3,513,504	1.13%		n/a		(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%		n/a		(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%		n/a		0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%		n/a		0.47%	45.04%
Institutional Shares
3/31/2022(5)	(24.82)%	$2,038,144	1.01%		n/a		(0.69)%	48.42%
9/30/2021	16.46%	$3,178,364	1.00%		n/a		(0.83)%	126.20%
9/30/2020	71.45%	$2,475,795	1.04%		n/a		(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%		n/a		(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%		n/a		0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%		n/a		0.50%	45.04%
FLOATING RATE FUND
Investor Shares
3/31/2022(5),(7)	(1.18)%	$1,300	1.20%		14.76%		2.41%	3.91%
Advisor Shares
3/31/2022(5),(7)	(1.15)%	$18,955	1.10%		2.56%		2.79%	3.91%
Institutional Shares
3/31/2022(5),(7)	(1.16)%	$30,727	1.05%		2.04%		2.50%	3.91%
FOCUS FUND
Investor Shares
3/31/2022(5)	0.33%	$301,240	1.24%		n/a		(0.41)%	108.88%
9/30/2021	25.70%	$340,450	1.25%		n/a		(0.52)%	316.74%
9/30/2020	21.76%	$262,246	1.30%		n/a		(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(8)	1.70	%(8)	(0.27)%	355.37%
9/30/2017(9)	18.00%	$15,293	1.52	%(8)	2.70	%(8)	(0.49)%	170.19%
Advisor Shares
3/31/2022(5)	0.43%	$1,184,847	1.09%		n/a		(0.27)%	108.88%
9/30/2021	25.84%	$1,219,909	1.10%		n/a		(0.36)%	316.74%
9/30/2020	21.98%	$735,871	1.13%		n/a		(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(10)	4.12%	$38,135	1.40	%(8)	2.74	%(8)	0.16%	355.37%
Institutional Shares
3/31/2022(5)	0.48%	$659,989	1.01%		n/a		(0.18)%	108.88%
9/30/2021	25.93%	$738,016	1.01%		n/a		(0.27)%	316.74%
9/30/2020(11)	12.28%	$437,948	1.04%		n/a		(0.14)%	285.25%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2022(5)	$23.07	(0.13)	(2.35)	(2.48)	—	(1.73)	(1.73)	$18.86
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (6)	(0.06)	(0.06)	$12.40
9/30/2017(12)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
Advisor Shares
3/31/2022(5)	$23.09	(0.12)	(2.35)	(2.47)	—	(1.73)	(1.73)	$18.89
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09
9/30/2020(11)	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
3/31/2022(5)	$23.15	(0.10)	(2.36)	(2.46)	—	(1.73)	(1.73)	$18.96
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15
9/30/2020(11)	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41
GLOBAL EQUITY FUND
Investor Shares
3/31/2022(5)	$24.46	(0.03)	(3.01)	(3.04)	—	(3.74)	(3.74)	$17.68
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
Advisor Shares
3/31/2022(5)	$24.46	(0.02)	(3.01)	(3.03)	—	(3.74)	(3.74)	$17.69
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46
9/30/2020(13)	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
3/31/2022(5)	$24.72	— (6)	(3.05)	(3.05)	—	(3.74)	(3.74)	$17.93
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2022(5)	(11.81)%	$52,122	1.36%	n/a	(1.21)%	27.27%
9/30/2021	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(12)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
Advisor Shares
3/31/2022(5)	(11.75)%	$24,102	1.30%	1.47%	(1.15)%	27.27%
9/30/2021	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
9/30/2020(11)	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
3/31/2022(5)	(11.67)%	$262,997	1.06%	n/a	(0.91)%	27.27%
9/30/2021	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
9/30/2020(11)	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY FUND
Investor Shares
3/31/2022(5)	(14.62)%	$97,844	1.28%	n/a	(0.25)%	49.66%
9/30/2021	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
Advisor Shares
3/31/2022(5)	(14.58)%	$4,199	1.25%	1.50%	(0.23)%	49.66%
9/30/2021	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
9/30/2020(13)	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
3/31/2022(5)	(14.50)%	$127,177	1.03%	n/a	—	(21)	49.66%
9/30/2021	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2022(5)	$39.09	(0.13)	(3.03)	(3.16)	—	(3.98)	(3.98)	$31.95
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
Advisor Shares
3/31/2022(5)	$39.40	(0.11)	(3.06)	(3.17)	—	(3.98)	(3.98)	$32.25
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
Institutional Shares
3/31/2022(5)	$39.89	(0.09)	(3.11)	(3.20)	—	(3.98)	(3.98)	$32.71
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89
9/30/2020	$27.47	— (6)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (6)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2022(5),(14)	$10.00	—	— (6)	— (6)	—	—	—	$10.00
Advisor Shares
3/31/2022(5),(14)	$10.00	—	— (6)	— (6)	—	—	—	$10.00
Institutional Shares
3/31/2022(5),(14)	$10.00	—	— (6)	— (6)	—	—	—	$10.00
GLOBAL VALUE FUND
Investor Shares
3/31/2022(5)	$21.58	0.02	0.32	0.34	(0.19)	(1.73)	(1.92)	$20.00
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
Advisor Shares
3/31/2022(5)	$21.57	0.04	0.31	0.35	(0.22)	(1.73)	(1.95)	$19.97
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
Institutional Shares
3/31/2022(5)	$21.63	0.05	0.32	0.37	(0.24)	(1.73)	(1.97)	$20.03
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2022(5)	(9.52)%	$1,271,890	1.13%	n/a	(0.74)%	18.48%
9/30/2021	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
Advisor Shares
3/31/2022(5)	(9.47)%	$1,031,450	0.99%	n/a	(0.59)%	18.48%
9/30/2021	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
Institutional Shares
3/31/2022(5)	(9.42)%	$2,404,497	0.89%	n/a	(0.50)%	18.48%
9/30/2021	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2022(5),(14)	—	$1	—	—	—	0.00%
Advisor Shares
3/31/2022(5),(14)	—	$250	—	—	—	0.00%
Institutional Shares
3/31/2022(5),(14)	—	$9,745	—	—	—	0.00%
GLOBAL VALUE FUND
Investor Shares
3/31/2022(5)	1.41%	$277,172	1.26%	n/a	0.24%	9.60%
9/30/2021	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
Advisor Shares
3/31/2022(5)	1.45%	$334,882	1.10%	n/a	0.39%	9.60%
9/30/2021	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
Institutional Shares
3/31/2022(5)	1.53%	$1,739,126	1.01%	n/a	0.48%	9.60%
9/30/2021	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
3/31/2022(5)	$10.28	0.25	(0.35)	(0.10)	(0.26)	(0.22)	(0.48)	$9.70
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
Advisor Shares
3/31/2022(5)	$10.27	0.26	(0.36)	(0.10)	(0.26)	(0.22)	(0.48)	$9.69
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
Institutional Shares
3/31/2022(5)	$10.27	0.27	(0.36)	(0.09)	(0.27)	(0.22)	(0.49)	$9.69
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(15)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19
INTERNATIONAL FUND
Investor Shares
3/31/2022(5)	$36.66	0.02	(3.01)	(2.99)	(0.24)	(6.87)	(7.11)	$26.56
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
Advisor Shares
3/31/2022(5)	$36.58	0.05	(3.01)	(2.96)	(0.30)	(6.87)	(7.17)	$26.45
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
Institutional Shares
3/31/2022(5)	$36.90	0.06	(3.03)	(2.97)	(0.34)	(6.87)	(7.21)	$26.72
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
3/31/2022(5)	(1.01)%	$1,206,021	0.94%	n/a	5.11%	36.80%
9/30/2021	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
Advisor Shares
3/31/2022(5)	(0.93)%	$3,027,793	0.78%	n/a	5.27%	36.80%
9/30/2021	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
Institutional Shares
3/31/2022(5)	(0.89)%	$2,507,103	0.69%	n/a	5.36%	36.80%
9/30/2021	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(15)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%
INTERNATIONAL FUND
Investor Shares
3/31/2022(5)	(10.31)%	$2,328,252	1.20%	n/a	0.14%	29.68%
9/30/2021	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
Advisor Shares
3/31/2022(5)	(10.28)%	$1,268,542	1.05%	n/a	0.30%	29.68%
9/30/2021	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
Institutional Shares
3/31/2022(5)	(10.20)%	$3,815,778	0.96%	n/a	0.38%	29.68%
9/30/2021	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2022(5)	$21.19	(0.06)	(2.69)	(2.75)	—	(0.58)	(0.58)	$17.86
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
Advisor Shares
3/31/2022(5)	$21.23	(0.04)	(2.70)	(2.74)	—	(0.58)	(0.58)	$17.91
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
9/30/2019(16)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
3/31/2022(5)	$21.47	(0.03)	(2.73)	(2.76)	—	(0.58)	(0.58)	$18.13
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2022(5)	$44.49	0.13	0.46	0.59	(1.07)	(3.04)	(4.11)	$40.97
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
Advisor Shares
3/31/2022(5)	$44.46	0.17	0.46	0.63	(1.15)	(3.04)	(4.19)	$40.90
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
Institutional Shares
3/31/2022(5)	$44.69	0.17	0.48	0.65	(1.20)	(3.04)	(4.24)	$41.10
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2022(5)	(13.31)%	$428,808	1.29%	n/a	(0.59)%	12.29%
9/30/2021	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
Advisor Shares
3/31/2022(5)	(13.24)%	$1,579,495	1.13%	n/a	(0.42)%	12.29%
9/30/2021	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
9/30/2019(16)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
3/31/2022(5)	(13.18)%	$3,357,333	1.04%	n/a	(0.34)%	12.29%
9/30/2021	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2022(5)	1.17%	$2,711,657	1.18%	n/a	0.61%	14.65%
9/30/2021	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
Advisor Shares
3/31/2022(5)	1.25%	$5,549,155	1.04%	n/a	0.81%	14.65%
9/30/2021	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
Institutional Shares
3/31/2022(5)	1.29%	$16,008,859	0.95%	n/a	0.81%	14.65%
9/30/2021	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
3/31/2022(5)	$53.28	(0.23)	(6.85)	(7.08)	–	(8.59)	(8.59)	$37.61
9/30/2021	$47.75	(0.49)	13.20	12.71	–	(7.18)	(7.18)	$53.28
9/30/2020	$37.16	(0.31)	15.43	15.12	–	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	–	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	–	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	–	(3.34)	(3.34)	$42.58
Advisor Shares
3/31/2022(5)	$54.11	(0.20)	(6.98)	(7.18)	–	(8.59)	(8.59)	$38.34
9/30/2021	$48.33	(0.43)	13.39	12.96	–	(7.18)	(7.18)	$54.11
9/30/2020	$37.52	(0.27)	15.61	15.34	–	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	–	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	–	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	–	(3.34)	(3.34)	$42.75
Institutional Shares
3/31/2022(5)	$61.87	(0.21)	(8.20)	(8.41)	–	(8.59)	(8.59)	$44.87
9/30/2021	$54.25	(0.43)	15.23	14.80	–	(7.18)	(7.18)	$61.87
9/30/2020	$41.54	(0.26)	17.50	17.24	–	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	–	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	–	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	–	(3.34)	(3.34)	$45.84
MID CAP VALUE FUND
Investor Shares
3/31/2022(5)	$23.12	0.07	0.97	1.04	(0.04)	(3.02)	(3.06)	$21.10
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12
9/30/2020	$19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10	(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02	1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
Advisor Shares
3/31/2022(5)	$23.07	0.08	0.97	1.05	(0.07)	(3.02)	(3.09)	$21.03
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07
9/30/2020	$19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13	(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05	1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
Institutional Shares
3/31/2022(5)	$23.09	0.09	0.98	1.07	(0.09)	(3.02)	(3.11)	$21.05
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09
9/30/2020	$19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14	(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07	1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
3/31/2022(5)	(16.13)%	$1,904,234	1.19%	n/a	(1.04)%	16.50%
9/30/2021	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
Advisor Shares
3/31/2022(5)	(16.05)%	$788,599	1.05%	n/a	(0.89)%	16.50%
9/30/2021	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
Institutional Shares
3/31/2022(5)	(16.03)%	$3,284,551	0.95%	n/a	(0.79)%	16.50%
9/30/2021	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
MID CAP VALUE FUND
Investor Shares
3/31/2022(5)	4.35%	$682,503	1.20%	n/a	0.60%	3.14%
9/30/2021	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
Advisor Shares
3/31/2022(5)	4.42%	$519,717	1.05%	n/a	0.75%	3.14%
9/30/2021	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
Institutional Shares
3/31/2022(5)	4.50%	$687,604	0.99%	n/a	0.81%	3.14%
9/30/2021	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SELECT EQUITY FUND
Investor Shares
3/31/2022(5)	$13.48	(0.02)	(0.10)	(0.12)	–	(0.65)	(0.65)	$12.71
9/30/2021	$10.17	(0.01)	3.32	3.31	–	–	–	$13.48
9/30/2020(17)	$10.00	– (6)	0.17	0.17	–	–	–	$10.17
Advisor Shares
3/31/2022(5)	$13.49	(0.02)	(0.08)	(0.10)	–	(0.65)	(0.65)	$12.74
9/30/2021	$10.18	0.01	3.30	3.31	–	–	–	$13.49
9/30/2020(17)	$10.00	0.01	0.17	0.18	–	–	–	$10.18
Institutional Shares
3/31/2022(5)	$13.44	(0.01)	(0.10)	(0.11)	(0.02)	(0.65)	(0.67)	$12.66
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	–	(0.06)	$13.44
9/30/2020(17)	$10.00	0.01	0.17	0.18	–	–	–	$10.18
SMALL CAP FUND
Investor Shares
3/31/2022(5)	$50.34	(0.20)	(10.73)	(10.93)	–	(5.07)	(5.07)	$34.34
9/30/2021	$42.80	(0.53)	10.77	10.24	–	(2.70)	(2.70)	$50.34
9/30/2020	$33.17	(0.38)	12.66	12.28	–	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	–	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	–	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	–	(0.33)	(0.33)	$33.61
Advisor Shares
3/31/2022(5)	$50.70	(0.17)	(10.83)	(11.00)	–	(5.07)	(5.07)	$34.63
9/30/2021	$43.03	(0.47)	10.84	10.37	–	(2.70)	(2.70)	$50.70
9/30/2020	$33.30	(0.34)	12.72	12.38	–	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	–	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	–	(4.97)	(4.97)	$39.05
9/30/2017(18)	$29.23	(0.18)	4.58	4.40	–	–	–	$33.63
Institutional Shares
3/31/2022(5)	$51.74	(0.16)	(11.07)	(11.23)	–	(5.07)	(5.07)	$35.44
9/30/2021	$43.82	(0.43)	11.05	10.62	–	(2.70)	(2.70)	$51.74
9/30/2020	$33.83	(0.31)	12.95	12.64	–	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	–	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	–	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	–	(0.33)	(0.33)	$33.98

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY FUND
Investor Shares
3/31/2022(5)	(1.10)%	$3,115	1.25%	3.73%	(0.34)%	11.39%
9/30/2021	32.55%	$2,919	1.25%	4.34%	(0.05)%	34.69%
9/30/2020(17)	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
3/31/2022(5)	(0.94)%	$1,766	1.15%	4.57%	(0.24)%	11.39%
9/30/2021	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
9/30/2020(17)	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
3/31/2022(5)	(1.06)%	$25,649	1.10%	1.46%	(0.20)%	11.39%
9/30/2021	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
9/30/2020(17)	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%
SMALL CAP FUND
Investor Shares
3/31/2022(5)	(23.77)%	$756,276	1.20%	n/a	(0.98)%	19.19%
9/30/2021	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
Advisor Shares
3/31/2022(5)	(23.74)%	$962,515	1.06%	n/a	(0.84)%	19.19%
9/30/2021	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(18)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
3/31/2022(5)	(23.70)%	$1,233,572	0.97%	n/a	(0.74)%	19.19%
9/30/2021	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2022(5)	$19.25	0.06	(2.87)	(2.81)	(0.20)	—	(0.20)	$16.24
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
Institutional Shares
3/31/2022(5)	$19.55	0.05	(2.90)	(2.85)	(0.17)	—	(0.17)	$16.53
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
VALUE FUND
Investor Shares
3/31/2022(5)	$16.28	0.04	0.56	0.60	(0.16)	(1.79)	(1.95)	$14.93
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
Advisor Shares
3/31/2022(5)	$16.21	0.06	0.56	0.62	(0.18)	(1.79)	(1.97)	$14.86
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
Institutional Shares
3/31/2022(5)	$16.24	0.06	0.55	0.61	(0.19)	(1.79)	(1.98)	$14.87
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
VALUE INCOME FUND
Investor Shares
3/31/2022(5),(19)	$10.00	0.03	(0.01)	0.02	(0.02)	—	(0.02)	$10.00
Advisor Shares
3/31/2022(5),(19)	$10.00	0.03	(0.01)	0.02	(0.02)	—	(0.02)	$10.00
Institutional Shares
3/31/2022(5),(19)	$10.00	0.03	(0.01)	0.02	(0.02)	—	(0.02)	$10.00

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(20)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2022(5)	(14.78)%	$57,105	1.32%**	1.58%	0.66%	11.81%
9/30/2021	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
Institutional Shares
3/31/2022(5)	(14.76)%	$21,753	1.16%**	1.53%	0.59%	11.81%
9/30/2021	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
VALUE FUND
Investor Shares
3/31/2022(5)	3.72%	$104,489	1.07%	n/a	0.58%	17.65%
9/30/2021	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
Advisor Shares
3/31/2022(5)	3.85%	$92,874	0.88%	0.96%	0.77%	17.65%
9/30/2021	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
Institutional Shares
3/31/2022(5)	3.84%	$109,743	0.83%	n/a	0.75%	17.65%
9/30/2021	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%
VALUE INCOME FUND
Investor Shares
3/31/2022(5),(19)	2.35%	$622	1.19%	80.50%	3.44%	0.21%
Advisor Shares
3/31/2022(5),(19)	2.38%	$963	1.07%	32.61%	3.16%	0.21%
Institutional Shares
3/31/2022(5),(19)	2.38%	$8,694	1.02%	5.35%	3.40%	0.21%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

**	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.
*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2022.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	For the period from commencement of operations (December 1, 2021) through March 31, 2022.
(8)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
FOCUS FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@  Includes the effect of expenses waived or paid by the Adviser, if applicable.

(#) For the period from commencement of operations (April 24, 2017) through September 30, 2017

(&)For the period from commencement of operations (July 31, 2018) through September 30, 2018.

(9)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(10)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(11)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(12)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(13)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(14)	For the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.
(15)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(16)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(17)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(18)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(19)	For the period from commencement of operations (February 28, 2022) through March 31, 2022.
(20)	The net asset value for financial statement purposes includes the impact of investment transactions and other items reflected on trade date, while the daily dealing net asset value may include the impact of investment transactions and other items on the following day. Total return is based on daily dealing net asset value.
(21)	Amount rounds to less than 0.01%.

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – March 31, 2022

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2022, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. As of March 31, 2022, two series were unlaunched. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, each Fund operated as an open-end, diversified mutual fund except Focus Fund, Global Unconstrained Fund, Select Equity Fund and Sustainable Emerging Markets Fund, which are open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Global Unconstrained Fund, Floating Rate Fund, Focus Fund, High Income Fund and Value Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. Focus Fund’s investment objective is to seek maximum long-term capital appreciation. Global Unconstrained Fund’s, Floating Rate Fund’s and High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to seek to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

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(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

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The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2018 through 2021) and have concluded that, as of September 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2022, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedule of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds typically purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2022, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund other than Global Unconstrained Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Floating Rate Fund and High Income Fund are obligated to fund term loan commitments at the borrower’s discretion. Floating Rate Fund and High Income Fund reserve against such contingent obligations by segregating liquid assets. During the period, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statement of Operations. As of March 31, 2022, Floating Rate Fund had unfunded loan commitments in the amount of $218,000.

The Funds may acquire PIPEs and are contractually required to make investment commitments as part of the conditions for entering into these investments. The Funds reserve against such contingent obligations by segregating liquid assets at least equal to the unfunded commitment amount. During the period, none of the Funds had unfunded commitments related to PIPEs.

(l)

Redemption Fees – Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short- term trading. During the period ended March 31, 2022, Floating Rate Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund other than Global Unconstrained Fund generally must segregate liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2022, no Funds engaged in short sales.

(n)

Securities Lending – In order to generate incremental revenue, the Funds may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. Securities loans by the Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be

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eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the period ended March 31, 2022, none of the Funds participated in the securities lending program.

(o)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do no consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have, notwithstanding widespread COVID-19 vaccination efforts, ongoing material adverse effects across many, if not all, aspects of regional, national and global economies.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing

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rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the secured loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether certain loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments (including, for example, loans that reference LIBOR) and may result in costs incurred in connection with closing out positions and entering into new trades. Regulators and market participants are working together to identify or develop a replacement rate. For instance, the US Federal Reserve based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace US dollar LIBOR. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate including but not limited to SOFR, may also adversely affect the Fund’s performance and/or NAV. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined and may vary depending on factors that include but are not limited to existing fallback or termination provisions in individual contracts.

As non-diversified funds, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

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The Funds’ use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments. Investments in derivatives are subject to the risk that such investments will not perform as anticipated by the Funds, cannot be closed out at a favorable time or price, or will increase the volatility in an account. The use of derivatives may create investment leverage. In addition, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment. Derivatives may be difficult to value and highly illiquid, and there is a risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.

For example, on October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 will not be required until August 2022. Only Global Unconstrained Fund has early adopted the derivatives risk management program in compliance with Rule 18f-4. As other the Funds come into compliance, certain of the Funds’ approaches to asset segregation and coverage requirements will be impacted. In addition, Rule 18f-4 could restrict certain of the Funds’ abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of certain of the Funds.

Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2022 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$2,767,289	$532,459	$-		$3,299,748
Emerging Asia	663,903	1,257,743	-		1,921,646
Europe, Middle East & Africa	-	-	-	(3)	-
Latin America	359,794	-	-		359,794
Investment Company	56,349	-	-		56,349
Total Investments	$3,847,335	$1,790,202	$-	(3)	$5,637,537
Floating Rate
Bank Loans(1)	$-	$45,908	$-		$45,908
Corporate Bonds(1)	-	1,592	-		1,592
Investment Companies	8,621	-	-		8,621
Total Investments	$8,621	$47,500	$-		$56,121
Focus
Common Stocks(1)	$2,075,984	$-	$-		$2,075,984
Option Purchased	58,640	-	-		58,640
Investment Company	33,926	-	-		33,926
Total Investments	2,168,550	-	-		2,168,550
Foreign Currency Forward Contracts(2)	-	(1,122)	-		(1,122)
Written Option Contracts	(18,122)	-	-		(18,122)
Total	$2,150,428	$(1,122)	$-		$2,149,306
Global Discovery
Common Stocks(1)
Americas	$213,477	$-	$-		$213,477
Emerging Markets	6,324	1,948	-		8,272
Europe	15,091	64,677	-		79,768
Pacific Basin	-	17,324	-		17,324
Investment Company	18,102	-	-		18,102
Total Investments	$252,994	$83,949	$-		$336,943
Global Equity
Common Stocks(1)
Americas	$128,671	$-	$-		$128,671
Emerging Markets	1,525	11,447	-	(3)	12,972
Europe	9,606	69,205	-		78,811
Pacific Basin	-	8,297	-		8,297
Investment Company	19	-	-		19
Total Investments	$139,821	$88,949	$-	(3)	$228,770
Global Opportunities
Common Stocks(1)
Americas	$2,653,900	$-	$-		$2,653,900
Emerging Markets	27,831	-	-		27,831
Europe	-	1,323,661	-		1,323,661
Pacific Basin	-	461,181	-		461,181
Investment Company	197,184	-	-		197,184
Total Investments	$2,878,915	$1,784,842	$-		$4,663,757
Global Unconstrained
Sovereign Government Bonds(1)	$-	$1,333	$-		$1,333
Sovereign Government Treasury Bill	-	501	-		501

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
Investment Companies	$10,000		$-		$-		$10,000
Total Investments	10,000		1,834		-		11,834
Foreign Currency Forward Contracts(2)	-		10		-		10
Futures(2)	-	(4)	-		-		-	(4)
Centrally Cleared Credit Default Swaps(2)	-		-	(3)	-		-	(3)
Centrally Cleared Interest Rate Swaps(2)	-		-	(3)	-		-	(3)
Total	$10,000		$1,844		$-		$11,844
Global Value
Common Stocks(1)
Americas	$1,079,964		$24,004		$-		$1,103,968
Emerging Markets	61,872		151,153		-		213,025
Europe	-		861,452		-		861,452
Pacific Basin	-		68,671		-		68,671
Warrant
Europe	-		1,479		-		1,479
Investment Company	78,830		-		-		78,830
Total Investments	$1,220,666		$1,106,759		$-		$2,327,425
High Income
Corporate Bonds(1)	$-		$4,577,554		$-		$4,577,554
Bank Loans(1)	-		1,497,579		-		1,497,579
Common Stock(1)	-		22,566		-		22,566
Investment Company	417,998		-		-		417,998
Total Investments	417,998		6,097,699		-		6,515,697
Foreign Currency Forward Contracts(2)	-		(93)		-		(93)
Futures(2)	2,331		-		-		2,331
Total	$420,329		$6,097,606		$-		$6,517,935
International
Common Stocks and Equity-Linked Security(1)
Americas	$1,476,402		$-		$-		$1,476,402
Emerging Markets	78,947		265,389		-	(3)	344,336
Europe	346,941		4,785,777		-		5,132,718
Middle East	137,174		-		-		137,174
Pacific Basin	-		176,704		-		176,704
Investment Company	61,862		-		-		61,862
Total Investments	$2,101,326		$5,227,870		$-	(3)	$7,329,196
International Small-Mid
Common Stocks(1)
Americas	$1,143,894		$-		$-		$1,143,894
Emerging Markets	302,939		58,130		-		361,069
Europe	1,514		2,459,121		-		2,460,635
Middle East	405,627		50,166		-		455,793
Pacific Basin	-		770,229		-		770,229
Investment Company	109,311		-		-		109,311
Total Investments	$1,963,285		$3,337,646		$-		$5,300,931
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$4,028,816		$414,228		$-		$4,443,044
Emerging Markets	532,765		4,441,410		-		4,974,175
Europe	660,624		11,597,289		-		12,257,913
Pacific Basin	-		409,226		-		409,226

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Investment Company	$1,815,209		$-	$-		$1,815,209
Total Investments	7,037,414		16,862,153	-		23,899,567
Foreign Currency Forward Contracts(2)	-		18,335	-		18,335
Total	$7,037,414		$16,880,488	$-		$23,917,902
Mid Cap
Common Stocks(1)	$5,680,595		$128,444	$-		$5,809,039
Investment Company	99,783		-	-		99,783
Total Investments	$5,780,378		$128,444	$-		$5,908,822
Mid Cap Value
Common Stocks(1)	$1,812,734		$-	$-		$1,812,734
Investment Company	68,878		-	-		68,878
Total Investments	$1,881,612		$-	$-		$1,881,612
Select Equity
Common Stocks(1)	$24,060		$4,487	$-		$28,547
Investment Company	1,864		-	-		1,864
Total Investments	$25,924		$4,487	$-		$30,411
Small Cap
Common Stocks(1)	$2,900,816		$-	$-		$2,900,816
Investment Company	8,522		-	-		8,522
Total Investments	$2,909,338		$-	$-		$2,909,338
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$1,037		$3,236	$-	(3)	$4,273
Emerging Asia	2,313		48,111	-		50,424
Europe, Middle East & Africa	-		4,968	-	(3)	4,968
Latin America	15,283		-	-		15,283
Investment Company	3,295		-	-		3,295
Total Investments	$21,928		$56,315	$-	(3)	$78,243
Value
Common Stocks(1)	$249,768		$52,200	$-		$301,968
Investment Company	2,168		-	-		2,168
Total Investments	$251,936		$52,200	$-		$304,136
Value Income
Common Stocks(1)	$7,906		$1,828	$-		$9,734
Corporate Bonds(1)	-		201	-		201
Convertible Preferred Stock(1)	152		-	-		152
Convertible Bond(1)	-		39	-		39
Investment Companies	83		-	-		83
Total Investments	8,141		2,068	-		10,209
Written Option Contract	-	(4)	-	-		-	(4)
Total	$8,141		$2,068	$-		$10,209

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts, futures contracts and centrally cleared swaps contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation
(depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)Valued at $0.

(4)Rounds to less than $1.

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2022		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Developing World Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
Global Equity Fund
Common Stocks	$-	(1)	Last quote in inactive market less 100% discount	N/A
International Fund
Common Stocks	$-	(1)	Last quote in inactive market less 100% discount	N/A
Sustainable Emerging Markets Fund
Common Stocks	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

As of March 31, 2022, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund	Global Equity Fund	International Fund	Sustainable Emerging Markets Fund
Balance as of September 30, 2021	$-	$-	$-	$- (1)
Transfers into Level 3	97,770	7,177	242,177	6,589
Net change in unrealized appreciation (depreciation)	(121,031)	(8,762)	(303,947)	(8,186)
Purchases	48,497	2,861	95,640	2,075
Sales	(25,474)	(1,083)	(28,299)	(413)
Realized Gain/(Loss)	238	(193)	(5,571)	(65)
Transfers out of Level 3	-	-	-	-
Balance as of March 31, 2022	$- (1)	$- (1)	$- (1)	$- (1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2022	$(121,031)	$(8,762)	$(303,947)	$(8,186)

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2022 (in thousands):

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2022
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Developing World Fund - Investor Shares	$31	$928		$959
Artisan Developing World Fund - Advisor Shares	25	1,644		1,669
Artisan Developing World Fund - Institutional Shares	21	-		21
Artisan Floating Rate Fund - Investor Shares(2)	12	-	(1)	12
Artisan Floating Rate Fund - Advisor Shares(2)	11	4		15
Artisan Floating Rate Fund - Institutional Shares(2)	12	-		12
Artisan Focus Fund - Investor Shares	29	344		373
Artisan Focus Fund - Advisor Shares	16	545		561
Artisan Focus Fund - Institutional Shares	15	-		15
Artisan Global Discovery Fund - Investor Shares	18	69		87
Artisan Global Discovery Fund - Advisor Shares	14	13		27
Artisan Global Discovery Fund - Institutional Shares	14	-		14
Artisan Global Equity Fund - Investor Shares	19	145		164
Artisan Global Equity Fund - Advisor Shares	14	5		19
Artisan Global Equity Fund - Institutional Shares	14	-		14
Artisan Global Opportunities Fund - Investor Shares	37	1,687		1,724
Artisan Global Opportunities Fund - Advisor Shares	17	532		549
Artisan Global Opportunities Fund - Institutional Shares	18	-		18
Artisan Global Unconstrained Fund - Investor Shares(3)	-	-		-
Artisan Global Unconstrained Fund - Advisor Shares(3)	-	-		-
Artisan Global Unconstrained Fund - Institutional Shares(3)	-	-		-
Artisan Global Value Fund - Investor Shares	25	306		331
Artisan Global Value Fund - Advisor Shares	15	128		143
Artisan Global Value Fund - Institutional Shares	17	-		17
Artisan High Income Fund - Investor Shares	22	1,594		1,616
Artisan High Income Fund - Advisor Shares	25	1,371		1,396
Artisan High Income Fund - Institutional Shares	24	-		24
Artisan International Fund - Investor Shares	107	3,090		3,197
Artisan International Fund - Advisor Shares	18	654		672
Artisan International Fund - Institutional Shares	23	-		23
Artisan International Small-Mid Fund - Investor Shares	28	551		579
Artisan International Small-Mid Fund - Advisor Shares	18	762		780
Artisan International Small-Mid Fund - Institutional Shares	20	-		20
Artisan International Value Fund - Investor Shares	47	3,178		3,225
Artisan International Value Fund - Advisor Shares	22	2,493		2,515
Artisan International Value Fund - Institutional Shares	29	-		29
Artisan Mid Cap Fund - Investor Shares	63	2,619		2,682
Artisan Mid Cap Fund - Advisor Shares	17	367		384
Artisan Mid Cap Fund - Institutional Shares	26	-		26
Artisan Mid Cap Value Fund - Investor Shares	49	734		783
Artisan Mid Cap Value Fund - Advisor Shares	18	137		155
Artisan Mid Cap Value Fund - Institutional Shares	16	-		16
Artisan Select Equity Fund - Investor Shares	14	9		23
Artisan Select Equity Fund - Advisor Shares	14	-	(1)	14
Artisan Select Equity Fund - Institutional Shares	14	-		14
Artisan Small Cap Fund - Investor Shares	54	1,006		1,060
Artisan Small Cap Fund - Advisor Shares	17	519		536
Artisan Small Cap Fund - Institutional Shares	19	-		19

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2022
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Sustainable Emerging Markets Fund - Investor Shares	$16	$72	$88
Artisan Sustainable Emerging Markets Fund - Institutional Shares	14	-	14
Artisan Value Fund - Investor Shares	22	106	128
Artisan Value Fund - Advisor Shares	15	45	60
Artisan Value Fund - Institutional Shares	15	-	15
Artisan Value Income Fund - Investor Shares(4)	3	-	3
Artisan Value Income Fund - Advisor Shares(4)	3	-	3
Artisan Value Income Fund - Institutional Shares(4)	3	-	3

(1)Amount rounds to less than $1

(2)For the period from commencement of operations (December 1, 2021) through March 31, 2022.

(3)For the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.

(4)For the period from commencement of operations (February 28, 2022) through March 31, 2022.

(6)	Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, Global Unconstrained Fund has adopted a derivative risk management program that takes into account how its derivatives use affects its investment in portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. The Fund’s derivative risk management program limits its derivative exposure through a value-at-risk test and may restrict its ability to engage in certain derivatives transactions.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Focus Fund, Global Unconstrained Fund, High Income Fund and International Value Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2022.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Each Fund other than Global Unconstrained Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Global Unconstrained Fund and High Income Fund used futures contracts to manage duration exposure during the period ended March 31, 2022.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS

When a Fund other than Global Unconstrained Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund other than Global Unconstrained Fund writes options, it will cover its obligation by earmarking or segregating liquid assets. Focus Fund and Value Income Fund held option contracts during the period ended March 31, 2022.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2022, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk.

Swap Agreements

Global Unconstrained Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2022 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$4
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(1,126)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value		$58,640
	Equity	Written options contracts	Written options, at value		$(18,122)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$15
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(5)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	$	- (2)
	Credit	Centrally cleared credit default swaps	Receivable for variation margin on centrally cleared swap contracts	$	- (2)
	Interest rate	Centrally cleared interest rate swaps	Receivable for variation margin on centrally cleared swap contracts	$	- (2)
High Income	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(93)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts(1)		$(307)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$18,335
Value Income	Equity	Written options contracts	Written options, at value	$	- (2)

(1)Payable is the daily change in the margin requirement. As of March 31, 2022, total net unrealized appreciation was $2,331.
(2)Amount rounds to less than $1

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2022 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$2,221	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(1,601)
	Equity	Purchased options contracts	Net realized loss on investments, from unaffiliated issuers	$(22,985)	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$15,901
	Equity	Written options contracts	Net realized gain on written options	$7,620	Net increase in unrealized appreciation or depreciation on written options	$2,057
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$-	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$10
	Interest rate	Futures contracts	Net realized gain on futures contracts	$-	Net decrease in unrealized appreciation or depreciation on futures contracts	$-	(1)
	Credit	Centrally cleared credit default swaps	Net realized gain on swap contracts	$-	Net increase in unrealized apprectiation or deprectiation on swap contracts	$-	(1)
	Interest rate	Centrally cleared interest rate swaps	Net realized gain on swap contracts	$-	Net increase in unrealized apprectiation or deprectiation on swap contracts	$-	(1)
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$6,932	Net decrease in unrealized appreciation or depreciation on futures contracts	$(1,517)
	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$697	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(104)
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$11,899	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$12,525
Value Income	Equity	Written options contracts	Net realized gain on written options	$-	Net increase in unrealized appreciation or depreciation on written options	$1

(1)	Amount rounds to less than $1

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

The average monthly amount outstanding for each derivative type for the period ended March 31, 2022 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Focus	Foreign currency forward contracts	$89,938
	Purchased options contracts	$83,310
	Written options contracts	$12,148
Global Unconstrained	Centrally cleared credit default swaps	$900
	Centrally cleared interest rate swaps	$263
	Foreign currency forward contracts	$3,346
	Futures contracts	$1,550
High Income	Foreign currency forward contracts	$23,409
	Futures contracts	$101,986
International Value	Foreign currency forward contracts	$262,379
Value Income	Written options contracts	$-	(1)

(1)Amount rounds to less than $1

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of March 31, 2022:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$4	$(4)	$-	$-
Global Unconstrained	JPMorgan Chase Bank, N.A.	6	(5)	-	1
Global Unconstrained	Standard Chartered Bank	9	-	-	9
International Value	JPMorgan Chase Bank, N.A.	18,335	-	-	18,335

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$1,126	$(4)	$-	$1,122
Global Unconstrained	JPMorgan Chase Bank, N.A.	5	(5)	-	-
High Income	JPMorgan Chase Bank, N.A.	93	-	-	93

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2022. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Floating Rate Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.680%
$1 billion to $2 billion	0.660
$2 billion to $3.5 billion	0.640
$3.5 billion to $10 billion	0.620
Greater than $10 billion	0.600

Focus Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Unconstrained Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.950%
$1 billion to $2 billion	0.925
$2 billion to $3.5 billion	0.900
$3.5 billion to $5 billion	0.875
Greater than $5 billion	0.850

Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Sustainable Emerging Markets Fund (Prior to March 1, 2022)

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Sustainable Emerging Markets Fund (Effective March 1, 2022)

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.850%
$1 billion to $2 billion	0.825
$2 billion to $3.5 billion	0.800
$3.5 billion to $5 billion	0.775
Greater than $5 billion	0.750

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

Value Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.700%
$1 billion to $2 billion	0.675
$2 billion to $3.5 billion	0.650
$3.5 billion to $5 billion	0.625
Greater than $5 billion	0.600

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. These contractual limits continue through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2022 (dollar values in thousands).

For the period ended March 31, 2022, Floating Rate Fund, Select Equity Fund, and Value Income Fund incurred operating expenses of approximately $91,000, $8,000, and $74,000, respectively, that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2022.

Fund	Expense Limit as a % of Average Daily Net Assets	Contractual Expense Limit Continues Through	Expenses Waived
Floating Rate Fund - Investor Shares	1.20%	January 31, 2023	$40	(1)
Floating Rate Fund - Advisor Shares	1.10%	January 31, 2023	55	(1)
Floating Rate Fund - Institutional Shares	1.05%	January 31, 2023	71	(1)
Global Discovery Fund - Investor Shares	1.40%	January 31, 2023	-
Global Discovery Fund - Advisor Shares	1.30%	January 31, 2023	21
Global Discovery Fund - Institutional Shares	1.25%	January 31, 2023	-
Global Equity Fund - Investor Shares	1.35%	January 31, 2023	-
Global Equity Fund - Advisor Shares	1.25%	January 31, 2023	16
Global Unconstrained Fund - Investor Shares	1.45%	January 31, 2024	-	(2)
Global Unconstrained Fund - Advisor Shares	1.35%	January 31, 2024	-	(2)
Global Unconstrained Fund - Institutional Shares	1.30%	January 31, 2024	-	(2)
Select Equity Fund - Investor Shares	1.25%	January 31, 2023	39
Select Equity Fund - Advisor Shares	1.15%	January 31, 2023	31
Select Equity Fund - Institutional Shares	1.10%	January 31, 2023	40
Sustainable Emerging Markets Fund - Investor Shares*	1.15%	January 31, 2024	82
Sustainable Emerging Markets Fund - Institutional Shares*	1.00%	January 31, 2024	33
Value Fund - Advisor Shares	0.88%	January 31, 2023	37
Value Income Fund - Investor Shares	1.20%	January 31, 2024	25	(3)
Value Income Fund - Advisor Shares	1.10%	January 31, 2024	25	(3)
Value Income Fund - Institutional Shares	1.05%	January 31, 2024	30	(3)

*  Prior to March 1, 2022, expense limit, as a % of average daily net assets, was 1.35% and 1.20% for Investor Shares and Institutional Shares, respectively.

(1)For the period from commencement of operations (December 1, 2021) through March 31, 2022.

(2)For the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.

(3)For the period from commencement of operations (February 28, 2022) through March 31, 2022.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2022, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $290,000 prior to January 1, 2022 and $300,000 thereafter.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

	Amount
Independent board chair	$100,000	*
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

* Prior to January 1, 2022, amount was $85,000.

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 8, 2022. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $300 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% . The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes.

During the period ended March 31, 2022, there were borrowings under the line of credit as follows:

Fund	Average Borrowings	Average Borrowing Rates
Global Equity	$2,091,667	1.21%
International	9,650,000	1.32%
Small Cap	150,000	1.09%
Value	275,000	1.11%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2022.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2022 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$3,525,814	$4,605,624
Floating Rate(1)	49,621	1,214
Focus	2,325,843	2,440,152
Global Discovery	118,731	94,441
Global Equity	140,250	190,721
Global Opportunities	963,528	1,418,865
Global Unconstrained(2)	1,341	-
Global Value	218,948	323,538
High Income	2,377,653	2,704,174
International	2,519,295	3,654,664
International Small-Mid	695,006	714,144
International Value	5,624,873	3,069,840
Mid Cap	1,093,052	1,391,661
Mid Cap Value	61,157	339,413
Select Equity	8,802	2,813
Small Cap	660,832	844,509
Sustainable Emerging Markets	28,061	9,105
Value	58,316	130,773
Value Income(3)	10,130	13

(1)For the period from commencement of operations (December 1, 2021) through March 31, 2022.
(2)For the period from commencement of operations (March 31, 2022) through March 31,2022.
(3)For the period from commencement of operations (February 28, 2022) through March 31, 2022.

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2022 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2022.

Transactions in securities of affiliates:

	As of 09/30/2021			Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 03/31/2022
Funds	Shares Balance	Value	Purchases at Cost				Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.(1)	3,666	$45,772	$-	$(725)	$(1,153)	$(19,118)	3,544	$24,776	$172
CKD Corp.(1)	4,443	94,824	-	(2,848)	(1,272)	(25,282)	4,277	65,422	1,081
Daikokutenbussan Co. Ltd.(1)	965	56,662	-	(1,266)	(1,167)	(14,584)	934	39,645	-
Model N, Inc.*	2,194	73,484	-	(2,116)	(1,414)	(13,168)	2,111	56,786	-
Raccoon Holdings, Inc.(1)	2,214	31,135	-	-	-	(8,372)	2,214	22,763	175
Radware Ltd.*	2,736	92,248	1,358	(13,193)	1,665	(6,370)	2,368	75,708	-
Temairazu, Inc.(1)	363	20,866	-	(939)	(271)	(6,366)	344	13,290	34
Ubicom Holdings, Inc.(1)	928	24,206	-	(617)	(706)	(4,877)	893	18,006	59
ViewRay, Inc.*	12,082	87,112	-	(2,043)	(913)	(38,577)	11,627	45,579	-
Total		$526,309	$1,358	$(23,747)	$(5,231)	$(136,714)		$361,975	$1,521
International Value Fund
Arch Capital Group Ltd.*	22,709	$867,017	$41,460	$(60,077)	$4,309	$228,855	22,337	$1,081,564	$-
Sensata Technologies Holding plc*	-	-	460,989	-	-	(39,964)	8,280	421,025	-
Total		$867,017	$502,449	$(60,077)	$4,309	$188,891		$1,502,589	$-
Small Cap Fund
Vapotherm, Inc.*†	1,323	$29,455	$666	$(1,854)	$(1,468)	$(9,172)	1,268	$17,627	$-
Total#		$29,455	$666	$(1,854)	$(1,468)	$(9,172)		$-	$-

@  Net of foreign taxes withheld, if any.

† Issuer was not an affiliate as of March 31, 2022.

*  Non-income producing security.

# Total value as of March 31, 2022 is presented only for those issuers that were affiliates as of March 31, 2022.

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(a) and 4 in Notes to  Financial Statements for additional information.

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2022 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$4,384,504	$1,789,565	$(536,532)	$1,253,033
Floating Rate	56,818	33	(730)	(697)
Focus	1,835,274	354,472	(4,544)	349,928
Global Discovery	285,200	67,693	(15,950)	51,743
Global Equity	215,672	40,818	(27,720)	13,098
Global Opportunities	3,328,826	1,502,266	(167,335)	1,334,931
Global Unconstrained	11,843	16	(15)	1
Global Value	1,741,702	704,284	(118,561)	585,723
High Income	6,577,214	113,381	(172,661)	(59,280)
International	6,340,205	1,643,610	(654,619)	988,991
International Small-Mid	4,639,601	1,085,864	(424,534)	661,330
International Value	20,179,996	4,960,262	(1,240,691)	3,719,571
Mid Cap	3,853,773	2,225,272	(170,223)	2,055,049

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Mid Cap Value	$1,046,719	$835,844	$(950)	$834,894
Select Equity	26,911	5,030	(1,530)	3,500
Small Cap	2,290,348	946,906	(327,916)	618,990
Sustainable Emerging Markets	74,526	21,352	(17,635)	3,717
Value	200,080	106,709	(2,653)	104,056
Value Income	10,201	224	(216)	8
The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2022.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2022 and the year ended September 30, 2021 were as follows (in thousands):

	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$-	$684,418	$152,905	$170,759
Floating Rate(1)	285	-
Focus	-	354,368	53,368	-
Global Discovery	-	26,616	3,590	1,274
Global Equity	-	48,318	14,871	16,482
Global Opportunities	-	581,099	124,967	198,394
Global Unconstrained(2)	-	-
Global Value	199,758	26,689	3,457	-
High Income	182,144	152,791	334,171	-
International	76,920	1,762,757	84,981	251,322
International Small-Mid	-	173,691	32,045	-
International Value	597,019	1,542,854	150,230	2,931
Mid Cap	-	1,090,911	169,210	772,633
Mid Cap Value	5,915	258,508	11,961	26,416
Select Equity	25	1,190	67	-
Small Cap	-	395,528	-	193,038
Sustainable Emerging Markets	748	-	992	-
Value	3,957	39,564	1,976	22,360
Value Income(3)	-	-

(1)	For the period from commencement of operations (December 1, 2021) through March 31, 2022.
(2)	For the period from commencement of operations (March 31, 2022) through March 31,2022.
(3)	For the period from commencement of operations (February 28, 2022) through March 31, 2022.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, non-deductible offering costs and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2021 as follows:

Fund	Undistributed Net Investment Income(Loss) (a)	Accumulated Net Realized Gain(Loss) (a)	Fund shares issued and outstanding
Developing World	$77,836	$(179,026)	$101,190
Focus	7,705	(31,600)	23,895
Global Discovery	2,074	(3,427)	1,353
Global Equity	1,143	(4,643)	3,500
Global Opportunities	6,042	(50,304)	44,262
Global Value	(5,041)	(7,658)	12,699
High Income	(6,042)	2,896	3,146
International	(7,049)	(189,134)	196,183
International Small-Mid	14,159	(27,266)	13,107
International Value	(103,890)	(48,606)	152,496
Mid Cap	63,084	(183,219)	120,135
Mid Cap Value	(4,014)	(25,263)	29,277
Select Equity	(3)	(4)	7
Small Cap	52,126	(94,641)	42,515
Sustainable Emerging Markets	192	(192)	0
Value	(238)	(4,028)	4,266

(a)	These components of net assets are included in Total distributable earnings(loss) in the Statement of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2021. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2021.

Additional tax information as of and for the year ended September 30, 2021 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)	Tax Components of Net Assets Appreciation	Total Distributable Earnings
Developing World	$294,539	$385,580	$-	$-	$(247)	$2,787,079	$3,466,951
Focus	334,223	20,134	-	-	(50)	254,773	609,080
Global Discovery	7,395	19,220	-	-	(11)	97,842	124,446
Global Equity	19,458	26,261	-	-	(20)	61,604	107,303
Global Opportunities	27,681	553,394	-	-	(244)	1,943,084	2,523,915
Global Value	26,165	179,801	-	-	(199)	547,487	753,254
High Income	110,220	-	-	-	(4,999)	269,358	374,579
International	429,667	1,310,239	-	-	(903)	2,208,316	3,947,319
International Small-Mid	44,465	114,369	-	-	(130)	1,501,695	1,660,399
International Value	1,071,211	1,001,968	-	-	(1,055)	3,780,887	5,853,011
Mid Cap	28,991	993,790	-	-	(481)	3,266,542	4,288,842
Mid Cap Value	33,155	218,971	-	-	(237)	895,175	1,147,064
Select Equity	450	669	-	-	(4)	3,956	5,071
Small Cap	23,598	334,741	-	-	(152)	1,425,630	1,783,817
Sustainable Emerging Markets	748	-	-	-	(133,232)	16,253	(116,231)
Value	4,396	35,351	-	-	(40)	132,846	172,553

(1)	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including straddle loss deferral and capital loss carryforward.

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2021, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST	Unexpiring – LT		Utilized in CY
Global Value	$-	$-		$21,879
High Income	-	-		109,016
International Small-Mid	-	-		39,329
Select Equity	-	-		222
Sustainable Emerging Martkets	5,310	127,910	(1)	1,604

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.
(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,351,808	$111,537	24,456,112	$652,612
Advisor Shares	45,520,387	940,673	78,124,393	2,091,300
Institutional Shares	14,354,977	293,240	35,190,326	944,978
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,902,230	68,136	1,144,414	28,164
Advisor Shares	14,263,543	338,006	6,563,174	162,701
Institutional Shares	7,092,177	169,058	3,125,063	77,783
Cost of shares redeemed
Investor Shares	(8,201,001)	(173,328)	(18,370,697)	(478,325)
Advisor Shares	(68,506,842)	(1,430,508)	(56,204,034)	(1,491,291)
Institutional Shares	(30,422,639)	(632,026)	(22,206,741)	(591,050)
Net increase (decrease) from fund share transactions
Investor Shares	53,037	6,345	7,229,829	202,451
Advisor Shares	(8,722,912)	(151,829)	28,483,533	762,710
Institutional Shares	(8,975,485)	(169,728)	16,108,648	431,711

	FLOATING RATE
	Period Ended 3/31/2022(1)
	Shares	Amount
Proceeds from shares issued
Investor Shares	138,812	$1,378
Advisor Shares	2,003,025	19,919
Institutional Shares	3,138,579	31,278
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	714	7
Advisor Shares	10,478	103
Institutional Shares	17,784	175
Cost of shares redeemed
Investor Shares	(7,187)	(71)
Advisor Shares	(84,038)	(824)
Institutional Shares	(28,458)	(280)
Net increase from fund share transactions
Investor Shares	132,339	1,314
Advisor Shares	1,929,465	19,198
Institutional Shares	3,127,905	31,173

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,674,432	$33,900	6,066,488	$124,647
Advisor Shares	9,041,881	182,580	23,956,675	501,871
Institutional Shares	2,520,350	51,568	9,893,353	218,902
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,442,848	51,056	469,765	9,245
Advisor Shares	8,143,796	170,694	1,300,655	25,636
Institutional Shares	1,731,756	36,384	176,767	3,488
Cost of shares redeemed
Investor Shares	(3,707,209)	(75,340)	(5,571,574)	(117,026)
Advisor Shares	(10,316,844)	(207,892)	(10,783,293)	(237,296)
Institutional Shares	(3,070,680)	(60,879)	(958,295)	(20,559)
Net increase from fund share transactions
Investor Shares	410,071	9,616	964,679	16,866
Advisor Shares	6,868,833	145,382	14,474,037	290,211
Institutional Shares	1,181,426	27,073	9,111,825	201,831

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	295,096	$6,344	835,410	$17,733
Advisor Shares	604,788	13,161	260,651	5,428
Institutional Shares	1,887,486	39,360	7,220,727	149,718
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	213,639	4,734	58,724	1,141
Advisor Shares	71,423	1,585	21,563	419
Institutional Shares	907,373	20,198	169,415	3,295
Cost of shares redeemed
Investor Shares	(499,553)	(10,222)	(3,926,010)	(77,149)
Advisor Shares	(264,145)	(5,160)	(488,202)	(10,055)
Institutional Shares	(614,807)	(12,293)	(275,487)	(5,959)
Net increase from fund share transactions
Investor Shares	9,182	856	(3,031,876)	(58,275)
Advisor Shares	412,066	9,586	(205,988)	(4,208)
Institutional Shares	2,180,052	47,265	7,114,655	147,054

	GLOBAL EQUITY
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	299,010	$5,905	904,092	$21,779
Advisor Shares	183,568	3,294	83,022	1,987
Institutional Shares	230,346	4,180	2,694,888	63,930
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,087,193	22,418	732,806	16,107
Advisor Shares	104,739	2,161	71,608	1,575
Institutional Shares	1,026,998	21,464	564,180	12,514
Cost of shares redeemed
Investor Shares	(2,032,358)	(39,051)	(1,297,221)	(31,024)
Advisor Shares	(634,427)	(10,832)	(139,489)	(3,403)
Institutional Shares	(975,339)	(22,637)	(1,159,022)	(27,394)
Net increase (decrease) from fund share transactions
Investor Shares	(646,155)	(10,728)	339,677	6,862
Advisor Shares	(346,120)	(5,377)	15,141	159
Institutional Shares	282,005	3,007	2,100,046	49,050

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,383,748	$84,937	7,534,061	$276,699
Advisor Shares	3,234,591	116,249	10,297,748	382,378
Institutional Shares	6,500,575	238,957	13,722,463	522,472
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,998,126	148,890	2,661,867	91,169
Advisor Shares	3,000,905	112,776	1,779,172	61,346
Institutional Shares	7,348,834	279,991	4,344,622	151,540
Cost of shares redeemed
Investor Shares	(5,313,131)	(185,837)	(10,400,955)	(382,405)
Advisor Shares	(6,078,919)	(216,272)	(7,521,324)	(279,779)
Institutional Shares	(14,820,023)	(519,395)	(13,122,821)	(489,845)
Net increase from fund share transactions
Investor Shares	1,068,743	47,990	(205,027)	(14,537)
Advisor Shares	156,577	12,753	4,555,596	163,945
Institutional Shares	(970,614)	(447)	4,944,264	184,167

	GLOBAL UNCONSTRAINED
	Period Ended 3/31/2022(2)
	Shares	Amount
Proceeds from shares issued
Investor Shares	100	$1
Advisor Shares	25,000	250
Institutional Shares	974,900	9,749
Net increase from fund share transactions
Investor Shares	100	1
Advisor Shares	25,000	250
Institutional Shares	974,900	9,749

	GLOBAL VALUE
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	962,295	$19,725	1,479,158	$31,253
Advisor Shares	2,066,087	43,001	2,543,546	53,069
Institutional Shares	7,024,688	146,914	23,752,376	495,788
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,169,733	23,816	7,554	141
Advisor Shares	1,363,221	27,701	12,545	233
Institutional Shares	7,107,819	144,786	157,821	2,943
Cost of shares redeemed
Investor Shares	(1,590,257)	(33,176)	(3,400,424)	(66,559)
Advisor Shares	(1,684,224)	(34,125)	(3,869,572)	(74,325)
Institutional Shares	(13,461,172)	(273,932)	(20,531,693)	(421,990)
Net increase from fund share transactions
Investor Shares	541,771	10,365	(1,913,712)	(35,165)
Advisor Shares	1,745,084	36,577	(1,313,481)	(21,023)
Institutional Shares	671,335	17,768	3,378,504	76,741

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,646,643	$135,614	55,384,551	$557,458
Advisor Shares	49,549,990	491,389	127,925,837	1,292,736
Institutional Shares	51,571,458	511,276	120,431,802	1,227,065
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,130,177	60,899	7,267,322	73,712
Advisor Shares	13,824,319	137,203	14,085,012	142,815
Institutional Shares	7,951,814	78,907	6,575,203	66,709
Cost of shares redeemed(3)
Investor Shares	(35,116,774)	(348,534)	(43,489,922)	(440,258)
Advisor Shares	(68,564,775)	(680,027)	(63,765,017)	(647,748)
Institutional Shares	(31,681,966)	(313,663)	(41,517,109)	(421,144)
Net increase from fund share transactions
Investor Shares	(15,339,954)	(152,021)	19,161,951	190,912
Advisor Shares	(5,190,466)	(51,435)	78,245,832	787,803
Institutional Shares	27,841,306	276,520	85,489,896	872,630
Redemption Fees
Investor Shares		61		141
Advisor Shares		101		100
Institutional Shares		13		57

	INTERNATIONAL
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,160,989	$93,848	5,462,779	$194,169
Advisor Shares	5,223,111	154,222	7,454,600	265,316
Institutional Shares	14,472,963	430,024	17,719,715	642,154
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	18,624,924	557,072	3,066,146	101,796
Advisor Shares	9,803,061	291,935	1,673,800	55,369
Institutional Shares	25,644,328	771,381	4,262,711	142,161
Cost of shares redeemed
Investor Shares	(16,477,296)	(496,649)	(21,775,860)	(777,322)
Advisor Shares	(14,048,593)	(426,332)	(17,032,578)	(613,734)
Institutional Shares	(30,674,612)	(906,219)	(31,289,891)	(1,117,578)
Net increase (decrease) from fund share transactions
Investor Shares	5,308,617	154,271	(13,246,935)	(481,357)
Advisor Shares	977,579	19,825	(7,904,178)	(293,049)
Institutional Shares	9,442,679	295,186	(9,307,465)	(333,263)

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,129,801	$40,880	7,655,492	$155,986
Advisor Shares	11,540,959	219,078	35,223,112	704,592
Institutional Shares	23,331,572	452,430	108,981,913	2,173,232
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	688,580	14,109	131,370	2,441
Advisor Shares	2,266,734	46,559	462,919	8,606
Institutional Shares	4,721,866	98,120	913,605	17,158
Cost of shares redeemed
Investor Shares	(3,914,733)	(74,314)	(5,792,240)	(117,810)
Advisor Shares	(13,082,640)	(241,538)	(18,750,530)	(387,229)
Institutional Shares	(24,394,707)	(456,153)	(33,013,409)	(691,675)
Net increase from fund share transactions
Investor Shares	(1,096,352)	(19,325)	1,994,622	40,617
Advisor Shares	725,053	24,099	16,935,501	325,969
Institutional Shares	3,658,731	94,397	76,882,109	1,498,715

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,273,311	$177,624	10,029,416	$425,123
Advisor Shares	32,688,148	1,367,970	60,101,745	2,587,653
Institutional Shares	93,367,100	4,074,107	101,375,505	4,247,502
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,813,522	245,390	531,957	19,709
Advisor Shares	10,623,692	447,470	930,063	34,394
Institutional Shares	29,164,646	1,233,665	2,304,030	85,572
Cost of shares redeemed
Investor Shares	(5,240,671)	(221,547)	(9,439,061)	(393,232)
Advisor Shares	(44,238,793)	(1,964,103)	(35,243,375)	(1,383,978)
Institutional Shares	(30,727,643)	(1,291,123)	(46,260,265)	(1,937,698)
Net increase from fund share transactions
Investor Shares	4,846,162	201,467	1,122,312	51,600
Advisor Shares	(926,953)	(148,663)	25,788,433	1,238,069
Institutional Shares	91,804,103	4,016,649	57,419,270	2,395,376

	MID CAP
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,342,497	$191,369	9,025,373	$438,653
Advisor Shares	4,328,110	182,012	6,642,387	333,096
Institutional Shares	8,239,698	417,582	13,788,210	786,484
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,472,214	341,032	6,218,417	272,802
Advisor Shares	3,050,814	141,832	2,257,342	100,452
Institutional Shares	8,489,882	461,850	8,473,419	430,789
Cost of shares redeemed
Investor Shares	(8,021,112)	(349,488)	(12,533,182)	(619,596)
Advisor Shares	(3,877,209)	(171,121)	(5,633,184)	(284,582)
Institutional Shares	(8,187,739)	(428,089)	(31,623,027)	(1,828,558)
Net increase (decrease) from fund share transactions
Investor Shares	3,793,599	182,913	2,710,608	91,859
Advisor Shares	3,501,715	152,723	3,266,545	148,966
Institutional Shares	8,541,841	451,343	(9,361,398)	(611,285)

	MID CAP VALUE
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,614,446	$57,109	3,967,470	$86,121
Advisor Shares	1,451,936	31,048	2,469,192	52,725
Institutional Shares	1,212,115	26,306	2,813,174	59,986
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,275,188	69,860	488,090	9,191
Advisor Shares	3,337,333	70,918	627,069	11,764
Institutional Shares	4,507,359	95,826	746,328	14,009
Cost of shares redeemed
Investor Shares	(3,527,417)	(77,256)	(7,757,410)	(161,521)
Advisor Shares	(3,998,767)	(87,040)	(11,106,520)	(234,773)
Institutional Shares	(6,971,244)	(151,781)	(7,759,522)	(162,434)
Net increase (decrease) from fund share transactions
Investor Shares	2,362,217	49,713	(3,301,850)	(66,209)
Advisor Shares	790,502	14,926	(8,010,259)	(170,284)
Institutional Shares	(1,251,770)	(29,649)	(4,200,020)	(88,439)

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	29,555	$385	164,281	$2,119
Advisor Shares	435	6	62,236	862
Institutional Shares	491,944	6,255	370,623	4,840
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	10,699	142	-	-
Advisor Shares	6,464	86	-	-
Institutional Shares	74,662	987	5,760	67
Cost of shares redeemed
Investor Shares	(11,841)	(157)	(44,311)	(578)
Advisor Shares	(392)	(5)	(6,471)	(83)
Institutional Shares	(22,623)	(289)	(1,685)	(21)
Net increase from fund share transactions
Investor Shares	28,413	370	119,970	1,541
Advisor Shares	6,507	87	55,765	779
Institutional Shares	543,983	6,953	374,698	4,886

	SMALL CAP
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,062,709	$83,201	6,975,309	$353,733
Advisor Shares	5,168,041	202,505	12,032,064	616,553
Institutional Shares	7,452,960	283,278	11,886,909	607,621
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,406,177	104,067	1,229,720	57,034
Advisor Shares	2,969,408	129,466	1,341,078	62,575
Institutional Shares	2,704,864	120,637	1,135,482	54,015
Cost of shares redeemed
Investor Shares	(4,076,864)	(166,382)	(7,514,944)	(375,163)
Advisor Shares	(6,479,221)	(255,719)	(10,460,652)	(528,644)
Institutional Shares	(6,931,487)	(285,946)	(6,692,828)	(342,082)
Net increase from fund share transactions
Investor Shares	392,022	20,886	690,085	35,604
Advisor Shares	1,658,228	76,252	2,912,490	150,484
Institutional Shares	3,226,337	117,969	6,329,563	319,554

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	459,740	$8,497	657,786	$13,258
Institutional Shares	836,143	15,976	267,808	5,414
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	33,599	659	48,964	898
Institutional Shares	4,462	89	4,929	92
Cost of shares redeemed
Investor Shares	(195,936)	(3,704)	(326,496)	(6,341)
Institutional Shares	(25,633)	(475)	(176,300)	(3,685)
Net increase from fund share transactions
Investor Shares	297,403	5,452	380,254	7,815
Institutional Shares	814,972	15,590	96,437	1,821

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	314,479	$4,856	1,006,655	$15,999
Advisor Shares	449,593	6,949	1,277,534	19,493
Institutional Shares	1,512,614	22,313	2,938,692	44,584
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	825,284	12,297	471,369	6,359
Advisor Shares	783,355	11,601	523,044	7,019
Institutional Shares	1,198,806	17,766	661,645	8,886
Cost of shares redeemed
Investor Shares	(811,834)	(12,631)	(1,151,218)	(17,262)
Advisor Shares	(1,130,881)	(17,273)	(2,447,377)	(36,532)
Institutional Shares	(5,375,456)	(79,738)	(3,514,364)	(50,901)
Net increase (decrease) from fund share transactions
Investor Shares	327,929	4,522	326,806	5,096
Advisor Shares	102,067	1,277	(646,799)	(10,020)
Institutional Shares	(2,664,036)	(39,659)	85,973	2,569

	VALUE INCOME
	Period Ended 3/31/2022(4)
	Shares	Amount
Proceeds from shares issued
Investor Shares	62,081	$610
Advisor Shares	96,085	961
Institutional Shares	868,559	8,685
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	120	1
Advisor Shares	220	2
Institutional Shares	1,985	20
Cost of shares redeemed
Investor Shares	(42)	-
Advisor Shares	(20)	-
Institutional Shares	(1,142)	(12)
Net increase from fund share transactions
Investor Shares	62,159	611
Advisor Shares	96,285	963
Institutional Shares	869,402	8,693

(1)	For the period from commencement of operations (December 1, 2021) through March 31, 2022.
(2)	For the period from commencement of operations (March 31, 2022) through March 31, 2022.
(3)	Net of redemption fees.
(4)	For the period from commencement of operations (February 28, 2022) through March 31, 2022.

(13)	Accounting Pronouncements:

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	113

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2022 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$750.70	$5.54	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.39	1.27%
Advisor Shares
Actual	$1,000.00	$751.40	$4.80	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Shares
Actual	$1,000.00	$751.80	$4.41	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan Floating Rate Fund
Investor Shares
Actual(4)	$1,000.00	$988.20	$3.92	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual(4)	$1,000.00	$988.50	$3.60	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.54	1.10%
Institutional Shares
Actual(4)	$1,000.00	$988.40	$3.43	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%

114	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,003.30	$6.19	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Advisor Shares
Actual	$1,000.00	$1,004.30	$5.45	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Shares
Actual	$1,000.00	$1,004.80	$5.05	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$881.90	$6.38	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84	1.36%
Advisor Shares
Actual	$1,000.00	$882.50	$6.10	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	1.30%
Institutional Shares
Actual	$1,000.00	$883.30	$4.98	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$853.80	$5.92	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%
Advisor Shares
Actual	$1,000.00	$854.20	$5.78	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Institutional Shares
Actual	$1,000.00	$855.00	$4.76	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$904.80	$5.37	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Advisor Shares
Actual	$1,000.00	$905.30	$4.70	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Institutional Shares
Actual	$1,000.00	$905.80	$4.23	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48	0.89%

Artisan Partners Funds	115

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan Global Unconstrained Fund
Investor Shares
Actual(5)	$1,000.00	$1,000.00	$-	-%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$-	-%
Advisor Shares
Actual(5)	$1,000.00	$1,000.00	$-	-%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$-	-%
Institutional Shares
Actual(5)	$1,000.00	$1,000.00	$-	-%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$-	-%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,014.10	$6.33	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,014.50	$5.52	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Shares
Actual	$1,000.00	$1,015.30	$5.07	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$989.90	$4.66	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	0.94%
Advisor Shares
Actual	$1,000.00	$990.70	$3.87	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%
Institutional Shares
Actual	$1,000.00	$991.10	$3.43	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$896.90	$5.68	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$897.20	$4.97	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$898.00	$4.54	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%

116	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$866.90	$6.00	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%
Advisor Shares
Actual	$1,000.00	$867.60	$5.26	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Institutional Shares
Actual	$1,000.00	$868.20	$4.84	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,011.70	$5.92	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,012.50	$5.22	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Shares
Actual	$1,000.00	$1,012.90	$4.77	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$838.70	$5.46	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$839.50	$4.82	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$839.70	$4.36	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,043.50	$6.11	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$1,044.20	$5.35	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,045.00	$5.05	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%

Artisan Partners Funds	117

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$989.00	$6.20	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.29	1.25%
Advisor Shares
Actual	$1,000.00	$990.60	$5.71	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.79	1.15%
Institutional Shares
Actual	$1,000.00	$989.40	$5.46	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.54	1.10%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$762.30	$5.27	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$762.60	$4.66	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Institutional Shares
Actual	$1,000.00	$763.00	$4.26	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$852.20	$6.10	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.64	1.32%
Institutional Shares
Actual	$1,000.00	$852.40	$5.36	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,037.20	$5.43	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Advisor Shares
Actual	$1,000.00	$1,038.50	$4.47	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%
Institutional Shares
Actual	$1,000.00	$1,038.40	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%

118	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021-3/31/2022(1)	Expense Ratio(2)(3)
Artisan Value Income Fund
Investor Shares
Actual(6)	$1,000.00	$1,023.50	$1.02	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual(6)	$1,000.00	$1,023.80	$0.92	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Shares
Actual(6)	$1,000.00	$1,023.80	$0.88	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.14	1.02%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2022.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The actual account value and expenses paid for Artisan Floating Rate Fund – Investor Shares, Advisor Shares and Institutional Shares have been presented for the period from commencement of operations (December 1, 2021) through March 31, 2022.
(5)	The actual account value and expenses paid for Artisan Global Unconstrained Fund – Investor Shares, Advisor Shares and Institutional Shares have been presented for the period from commencement of operations (March 31, 2022) through March 31, 2022. No income or expenses were recorded to the fund for the one day of operations during the period.
(6)	The actual account value and expenses paid for Artisan Value Income Fund – Investor Shares, Advisor Shares and Institutional Shares have been presented for the period from commencement of operations (February 28, 2022) through March 31, 2022.

Artisan Partners Funds	119

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), effective December 1, 2018, the Funds adopted and implemented a liquidity risk management program to assess and manage each Fund’s liquidity risk (the “Program”). Liquidity risk is the risk that a Fund would not be able to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The board of directors of Artisan Partners Funds has appointed the Funds’ liquidity committee, consisting solely of Fund officers, as the liquidity risk management program administrator. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including under Artisan Partners Funds’ line of credit.

Under the Program, the liquidity committee is responsible for, among other duties, (i) overseeing the Funds’ liquidity risk monitoring and risk management activities and (ii) reviewing the Program at least annually and providing the board with an annual written report that addresses the operation of the Program for each Fund (including with respect to any highly liquid investment minimum (HLIM) thresholds), assesses the Program’s adequacy and effectiveness and addresses any material changes to the Program (the “Liquidity Report”). In accordance with the Program, no Fund will acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

In February 2022, the board of directors of Artisan Partners Funds reviewed the Liquidity Report prepared by the Funds’ liquidity committee regarding the operation and effectiveness of the Program for the fiscal year ended September 30, 2021. No significant liquidity events or risks impacting any of the Funds were noted in the Liquidity Report, and there were not any material changes to the operation of the Program. In addition, the liquidity committee provided its assessment that the Program had been adequately managed and effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

120	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN FLOATING RATE FUND’S ADVISORY AGREEMENT

At its regular quarterly meeting held on November 10, 2021 (the “Meeting”), the board of directors of Artisan Partners Funds, including a quorum of the independent directors, formally considered the approval of an initial investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Floating Rate Fund (for purposes of this discussion, the “Fund”), and Artisan Partners, dated November 10, 2021, for an initial two-year term from November 10, 2021 through November 10, 2023 (for purposes of this discussion, the “Advisory Agreement”). The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement and an extensive report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement.

In evaluating the Advisory Agreement, the directors also reviewed information provided in response to requests for information in connection with the Board’s consideration earlier in 2021 (the “2021 Requests”) of the continuation of the Investment Advisory Agreement (the “Current Agreement”) between Artisan Partners Funds and Artisan Partners with respect to then-existing series of Artisan Partners Funds (the “Current Funds”). The directors discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party report by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•	The terms of the Advisory Agreement, including the scope of services to be provided by Artisan Partners;

•	Information on Artisan Partners’ advisory personnel and methods, including differences between the Fund and the Current Funds;

•

Information regarding the performance of any other accounts of Artisan Partners and/or other mutual funds having similar investment objectives to the Fund, together with a comparison to the appropriate market indices since inception (or 10 years, if shorter);

•

Information on potential limits on the growth of the Fund or Artisan Partners’ ability to manage the Fund due to limited availability of investments, market liquidity, limits on its ability to hire and train personnel or other factors, including any issues that have arisen in light of the COVID-19 pandemic;

•

A comparison of the total projected expenses and total projected expense ratio of each share class of the Fund with other mutual funds; a comparison of the Fund’s proposed management fees with fees charged by other advisory organizations for managing mutual funds with investment goals similar to the Fund’s; information regarding the adequacy of proposed management fee breakpoints and whether further breakpoints are appropriate; and Artisan Partners’ agreement to waive a portion of its advisory fee and/or bear certain other expenses of the Fund for the initial period of the Fund’s operations in order to limit Fund operating expenses during that period, and the relationship of expected fees/expenses to the limitation; and

•

Information relating to (1) material resource needs, (2) any trading, operational, valuation, compliance or liquidity challenges, (3) conflicts of interest (including but not limited to any considerations relating to allocations of investment opportunities between the Fund and other accounts managed by the same investment team) associated with the anticipated operations of the Fund and (4) Artisan Partners’ analysis supporting the conclusion that the Fund’s investment strategy is appropriate for an open-end fund, and its plans regarding the establishment of a “highly liquid investment minimum” as part of the liquidity risk management program for the Fund.

The directors also reviewed information provided in response to the 2021 Requests, which included, among other things, the following:

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to the leadership of the portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; and Artisan Partners’ liquidity management tools and liquidity risk management program;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

Artisan Partners Funds	121

FACTORS CONSIDERED IN APPROVING ARTISAN FLOATING RATE FUND’S ADVISORY AGREEMENT

•	Information regarding the profitability, performance, fees and expenses of the Current Funds;

•

The Current Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available, and Artisan Partners’ views regarding the potential effects of regulatory developments related to fair valuation practices on the Current Funds’ or Artisan Partners’ operations;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities since January 1, 2020;

•

Information regarding third-party intermediary and service arrangements and related payments by the Current Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2020, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Current Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Current Funds.

The board noted that, because the Fund had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.

At the Meeting, the directors discussed and considered the information presented. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ proposed services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund would be appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreement. The directors noted that the Fund’s proposed portfolio management team provides services for Artisan High Income Fund. The directors considered that Artisan Partners contemplates providing the same service level for the Fund as it provides for the Current Funds. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel would not be undesirably overextended in assuming management responsibilities for the Fund.

Investment performance. The directors noted that, because the Fund was not yet in operation, it had no performance history. However, the directors reviewed the performance of Artisan High Income Fund, which is managed by the Fund’s proposed portfolio managers, and noted that the proposed portfolio managers had produced successful results using an investment process similar to that proposed for the Fund.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to the Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Broadridge to be within the same peer group or universe as the Fund. The directors also noted that the Fund’s proposed advisory fee was set at a level consistent with Artisan Partners’ approach to advisory fees for the Current Funds. In addition, the directors considered that Artisan Partners has contractually agreed to limit certain Fund expenses through January 31, 2023. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $10 billion of Fund net assets. The directors concluded that these breakpoints will result in a sharing, as between the Fund and Artisan Partners, of possible future economies of scale as and if the Fund’s assets grow to substantial levels.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreement and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that potential fall-out benefits would include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Fund (“soft dollars”) and (3) reputational benefits as a result of its association with the Fund. The directors concluded that, although Artisan Partners may derive such additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Fund might benefit in the future from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of its association with Artisan Partners.

Following those discussions, the board approved the Fund’s Advisory Agreement by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

122	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND, ARTISAN GLOBAL UNCONSTRAINED FUND AND ARTISAN VALUE INCOME FUND’S ADVISORY AGREEMENT

At its regular quarterly meeting held on February 17, 2022 (the “Meeting”), the board of directors of Artisan Partners Funds, Inc. (“Artisan Partners Funds”), including the independent directors, formally considered and unanimously approved an initial investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund and Artisan Value Income Fund (for purposes of this discussion, each a “Fund” and together, the “Funds”), and Artisan Partners Limited Partnership (“Artisan Partners”), dated February 17, 2022, for an initial two-year term (for purposes of this discussion, the “Advisory Agreement”). The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the Meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement and an extensive report prepared by Broadridge, an independent source of investment company data, which included information relating to each Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement.

In evaluating the Advisory Agreement, the directors also reviewed information provided in response to requests for information (the “2021 Requests”) in connection with the Board’s consideration in 2021 of the continuation of the Investment Advisory Agreement (the “Current Agreement”) between Artisan Partners Funds and Artisan Partners with respect to then-existing series of Artisan Partners Funds (the “2021 Contract Renewal”) and with respect to the initial approval of the Investment Advisory Agreement for Artisan Floating Rate Fund (together, the “Current Funds”). For each Fund, the directors discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of each share class of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party report by Broadridge and the memorandum from independent counsel, the directors considered information presented at the Meeting by the proposed portfolio management team for Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund and reviewed information provided prior to the Meeting concerning, among other things, the following:

•	The terms of the Advisory Agreement, including the scope of services to be provided by Artisan Partners;

•

The composition, qualifications and experience of the investment teams that will manage the Funds; the operational, administrative, legal, compliance and other resources that will support the investment teams and the operation of the Funds; and any differences in the resource needs of the Funds as compared to the Current Funds;

•

Information regarding the performance of any other accounts of Artisan Partners and/or other mutual funds having similar investment objectives to the Funds, together with a comparison to the appropriate market indices since inception (or 10 years, if shorter);

•

Information on potential limits on the growth of the Funds or Artisan Partners’ ability to manage the Funds due to limited availability of investments, market liquidity, limits on its ability to hire and train personnel or other factors;

•

A comparison of the total projected expenses and total projected expense ratio of each share class of each Fund with other mutual funds; a comparison of each Fund’s proposed management fees with fees charged by other advisory organizations for managing mutual funds with investment goals similar to the Fund; information regarding the adequacy of proposed management fee breakpoints and whether further breakpoints are appropriate; and Artisan Partners’ agreement to waive a portion of its advisory fee and/or bear certain other expenses of each Fund for the initial period of the Fund’s operations in order to limit Fund operating expenses during that period, and the relationship of expected fees/expenses to the limitation; and

•

Information relating to (1) material resource needs, (2) any trading, operational, valuation, compliance or liquidity challenges (including but not limited to matters related to trading in emerging market debt and currencies), (3) conflicts of interest (including but not limited to any considerations relating to allocations of investment opportunities between a Fund and other accounts managed by the same investment team) associated with the anticipated operations of the Funds and (4) Artisan Partners’ analysis supporting the conclusion that each Fund’s investment strategy is appropriate for an open-end fund.

The directors also reviewed information provided in response to the 2021 Requests, which included, among other things, the following:

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to the leadership of the portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; and Artisan Partners’ liquidity management tools and liquidity risk management program;

Artisan Partners Funds	123

FACTORS CONSIDERED IN APPROVING ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND, ARTISAN GLOBAL UNCONSTRAINED FUND AND ARTISAN VALUE INCOME FUND’S ADVISORY AGREEMENT

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•	Information regarding the profitability, performance, fees and expenses of the Current Funds;

•

The Current Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available, and Artisan Partners’ views regarding the potential effects of regulatory developments related to fair valuation practices on the Current Funds’ or Artisan Partners’ operations;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities since January 1, 2020;

•

Information regarding third-party intermediary and service arrangements and related payments by the Current Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2020, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Current Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Current Funds.

The board noted that, because the Funds had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Funds and was not expected to do so until the Funds had achieved a meaningful level of assets.

At the Meeting, the directors discussed and considered the information presented. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ proposed services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Funds would be appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors noted that Artisan Value Income Fund’s proposed portfolio management team provides services for two of the Current Funds (Artisan Mid Cap Value Fund and Artisan Value Fund). The directors considered that Artisan Partners contemplates providing the same service level for the Funds as it provides for the Current Funds. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Funds effectively and that key personnel would not be undesirably overextended in assuming management responsibilities for the Funds.

Investment performance. The directors noted that, because the Funds were not yet in operation, they had no performance history. However, the directors noted that the Funds’ proposed portfolio managers had produced successful results managing other mutual funds, using investment processes similar to those proposed for the Funds.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to each Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Broadridge to be within the same peer group or universe as a Fund. The directors also noted that each Fund’s proposed advisory fee was set at a level consistent with Artisan Partners’ approach to advisory fees for the Current Funds. In addition, the directors considered that Artisan Partners has contractually agreed to limit certain Fund expenses through January 31, 2024. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $5 billion of each Fund’s net assets. The directors concluded that these breakpoints will result in a sharing, as between the Funds and Artisan Partners, of possible future economies of scale as and if a Fund’s assets grow to substantial levels.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreement and the proposed management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that potential fall-out benefits would include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that, although Artisan Partners may derive such additional benefits, the Funds also could benefit from potential

124	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND, ARTISAN GLOBAL UNCONSTRAINED FUND AND ARTISAN VALUE INCOME FUND’S ADVISORY AGREEMENT

institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Funds might benefit in the future from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of its association with Artisan Partners.

Following those discussions, the board approved the Advisory Agreement as to each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	125

FACTORS CONSIDERED IN APPROVING AN AMENDMENT TO ARTISAN SUSTAINABLE EMERGING MARKETS FUND’S ADVISORY AGREEMENT

Separately, the board considered an amendment (for purposes of this discussion, the “Amendment”) to the investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Sustainable Emerging Markets Fund (for purposes of this discussion, the “SEM Fund”), and Artisan Partners Limited Partnership (“Artisan Partners”), dated March 12, 2014 (for purposes of this discussion, the “SEM Fund’s Advisory Agreement”). The purpose of the Amendment was to reduce the SEM Fund’s management fee from (a)(i) 1.000% annually of the SEM Fund’s average daily net assets up to $1 billion, 0.975% of the SEM Fund’s average daily net assets of $1 billion up to $2 billion, 0.950% of the SEM Fund’s average daily net assets of $2 billion up to $3.5 billion, 0.925% of the SEM Fund’s average daily net assets of $3.5 billion up to $5 billion and 0.900% of average daily net assets of over $5 billion to (b)(i) 0.850% of the SEM Fund’s average daily net assets up to $1 billion, 0.825% of the SEM Fund’s average daily net assets of $1 billion up to $2 billion, 0.800% of the SEM Fund’s average daily net assets of $2 billion up to $3.5 billion, 0.775% of the SEM Fund’s average daily net assets of $3.5 billion up to $5 billion and 0.750% of the SEM Fund’s average daily net assets of over $5 billion. The independent directors were assisted in their evaluation of the Amendment and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the Meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the approval of the Amendment. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Amendment, including the rationale for proposing the management fee reduction and a report prepared by Broadridge, an independent source of investment company data, which included information relating to the SEM Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the SEM Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Amendment. In evaluating the Amendment, the directors also reviewed information previously provided to the board in response to the 2021 Requests in connection with the board’s annual consideration of the continuation of the Current Agreement between Artisan Partners and Artisan Partners Funds with respect to the Current Funds.

The directors considered the nature, extent and quality of the advisory and other services provided by Artisan Partners to the SEM Fund, the anticipated overall expense ratio of each share class of the SEM Fund following the management fee reduction, the prospect for achievement of economies of scale if the SEM Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners derives from its relationship with the SEM Fund. The directors further considered that, with the exception of the revised management fee schedule, the terms of and scope of services provided under the Advisory Agreement would remain the same.

At the Meeting, after discussion and consideration of the information presented, the independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting. Based on all of the information provided, the board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by Artisan Partners and that the conclusions the board had reached in connection with the 2021 Contract Renewal for the SEM Fund had not changed. The board approved the Amendment by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

126	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®”), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB). SICS is intended to group companies based on their shared sustainability-related risks and opportunities.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission 60 days after the end of the Funds’ fiscal quarter. You can find Securities and Exchange Commission filings on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at https://connect.rightprospectus.com/Artisan, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

Artisan Partners Funds	127

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2022 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 3, 2022

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 3, 2022